Schedule of Investments (Unaudited)	January 31, 2024
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.1%
Materials — 1.1%
Kingsgate Consolidated * (A)	5,647,146	$5,338,273
Silver Mines * (A)	32,233,365	3,622,349

TOTAL AUSTRALIA		8,960,622
BOSNIA AND HERZEGOVINA — 2.1%
Materials — 2.1%
Adriatic Metals, Cl CDI * (A)	7,449,518	17,482,045

BRAZIL — 23.9%
Materials — 23.9%
Wheaton Precious Metals	4,182,049	196,012,637

CANADA — 38.9%
Materials — 38.9%
AbraSilver Resource * (A)	11,228,801	2,437,298
Aya Gold & Silver * (A)	2,623,230	20,242,881
Discovery Silver * (A)	7,514,826	3,487,289
Dolly Varden Silver *	3,528,952	1,796,106
Endeavour Silver * (A)	4,812,342	7,266,636
First Majestic Silver	6,698,627	31,235,692
Fortuna Silver Mines *	7,265,135	22,294,864
GoGold Resources *	7,646,915	7,211,641
Guanajuato Silver *	7,859,739	1,176,564
MAG Silver *	2,350,082	21,283,629
McEwen Mining *	992,806	6,363,886
New Pacific Metals * (A)	2,047,483	2,605,233
Pan American Silver	7,664,328	103,621,714
Prime Mining *	2,722,417	4,523,607
Silvercorp Metals	4,292,922	10,249,932
SilverCrest Metals *	3,590,927	19,969,752
SSR Mining	2,734,258	25,784,053
Triple Flag Precious Metals	1,589,378	20,496,975
Vizsla Silver *	4,679,645	6,760,013

TOTAL CANADA		318,807,765

Schedule of Investments (Unaudited)	January 31, 2024
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 9.0%
Materials — 9.0%
Fresnillo	4,515,791	$30,570,307
Industrias Penoles *	3,264,142	43,015,103

TOTAL MEXICO		73,585,410
PERU — 9.7%
Materials — 9.7%
Cia de Minas Buenaventura SAA ADR	4,534,050	68,781,538
Hochschild Mining *	7,714,049	10,216,373

TOTAL PERU		78,997,911
SOUTH KOREA — 7.3%
Materials — 7.3%
Korea Zinc	167,824	59,539,702

UNITED STATES — 7.9%
Materials — 7.9%
Coeur Mining *	8,850,410	23,807,603
Gatos Silver *	1,163,454	7,120,339
Gold Resource	2,038,435	480,255
Hecla Mining	8,729,956	33,261,132

TOTAL UNITED STATES		64,669,329
TOTAL COMMON STOCK (Cost $1,045,507,055)		818,055,421
	Face Amount
U.S. TREASURY OBLIGATION — 9.6%
U.S. Treasury Bill 5.234%, 06/04/24(B)	$80,000,000	78,632,558
TOTAL U.S. TREASURY OBLIGATION (Cost $78,639,434)		78,632,558

Schedule of Investments (Unaudited)	January 31, 2024
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 0.6%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,207,248 (collateralized by various U.S. Government Obligations, ranging in par value $128 - $1,500,040, 1.947% - 7.620%, 01/01/26 - 12/20/73, with a total market value of $1,231,211)	$1,207,070	$1,207,070
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,207,248 (collateralized by various U.S. Government Obligations, ranging in par value $629 - $182,903, 2.000% - 7.500%, 11/01/32 - 12/20/69, with a total market value of $1,231,211)	1,207,070	1,207,070
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $308,237 (collateralized by various U.S. Government Obligations, ranging in par value $36 - $190,197, 2.000% - 6.000%, 09/15/39 - 10/20/62, with a total market value of $314,355)	308,191	308,191
HSBC Securities 5.310%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,207,248 (collateralized by various U.S. Government Obligations, ranging in par value $257 - $705,924, 1.500% - 8.000%, 09/01/28 - 02/01/54, with a total market value of $1,231,211)	1,207,070	1,207,070

Schedule of Investments (Unaudited)	January 31, 2024
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,207,248 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $908 - $217,273, 0.000% - 6.500%, 02/06/24 - 05/15/65, with a total market value of $1,231,211)	$1,207,070	$1,207,070

TOTAL REPURCHASE AGREEMENTS (Cost $5,136,471)		5,136,471
TOTAL INVESTMENTS — 110.1% (Cost $1,129,282,960)		$901,824,450

Percentages are based on Net Assets of $818,888,038.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $6,900,651.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $5,136,471. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $2,736,095.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$818,055,421	$—	$—	$818,055,421
U.S. Treasury Obligation	—	78,632,558	—	78,632,558
Repurchase Agreements	—	5,136,471	—	5,136,471
Total Investments in Securities	$818,055,421	$83,769,029	$—	$901,824,450

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 13.8%
Materials — 13.8%
29Metals * (A)	9,697,233	$2,179,528
BHP Group	2,275,575	71,107,018
Develop Global * (A)	3,276,296	5,219,584
Glencore	11,704,881	62,670,383
Sandfire Resources *	11,511,527	55,550,952
SolGold * (A)	39,747,445	3,948,070

TOTAL AUSTRALIA		200,675,535
BRAZIL — 2.3%
Materials — 2.3%
ERO Copper *	2,106,111	33,182,618

CANADA — 23.8%
Materials — 23.8%
Altius Minerals	990,491	13,166,513
Capstone Copper *	10,211,033	50,594,692
Filo *	2,221,239	34,364,740
Foran Mining *	5,180,417	15,858,617
HudBay Minerals	8,747,991	48,910,964
Ivanhoe Mines, Cl A * (A)	8,059,497	85,116,203
NGEx Minerals *	2,906,668	17,970,194
Solaris Resources *	1,866,590	5,378,819
Taseko Mines *	7,175,517	10,619,765
Teck Resources, Cl B	1,610,141	64,849,135

TOTAL CANADA		346,829,642
CHILE — 11.3%
Materials — 11.3%
Antofagasta	3,885,354	85,844,221
Lundin Mining	9,658,820	79,378,649

TOTAL CHILE		165,222,870
CHINA — 12.2%
Materials — 12.2%
China Gold International Resources	6,127,600	25,436,134
China Nonferrous Mining	29,464,800	20,768,307

Schedule of Investments (Unaudited)	January 31, 2024
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Jiangxi Copper, Cl H	27,854,701	$38,910,529
Jinchuan Group International Resources (A)	126,506,200	9,224,284
MMG *	72,624,800	18,487,749
Zijin Mining Group, Cl H	43,671,760	64,692,697

TOTAL CHINA		177,519,700
CYPRUS — 0.8%
Materials — 0.8%
Atalaya Mining	2,514,526	11,143,365

GERMANY — 3.8%
Materials — 3.8%
Aurubis	768,047	55,947,460

JAPAN — 9.1%
Materials — 9.1%
Mitsubishi Materials	3,142,633	58,370,095
Nittetsu Mining	240,375	8,715,495
Sumitomo Metal Mining	2,318,001	65,032,475

TOTAL JAPAN		132,118,065
MEXICO — 5.0%
Materials — 5.0%
Southern Copper	893,967	73,394,691

POLAND — 4.8%
Materials — 4.8%
KGHM Polska Miedz	2,469,108	69,705,562

SAUDI ARABIA — 1.3%
Materials — 1.3%
Al Masane Al Kobra Mining	1,277,397	18,394,026

Schedule of Investments (Unaudited)	January 31, 2024
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 4.4%
Materials — 4.4%
Boliden	2,377,238	$63,719,876

TURKEY — 0.0%
Industrials — 0.0%
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret	1	1

UNITED KINGDOM — 0.7%
Materials — 0.7%
Central Asia Metals	4,555,690	9,641,979

UNITED STATES — 4.9%
Materials — 4.9%
Freeport-McMoRan	1,809,179	71,806,315

ZAMBIA — 1.7%
Materials — 1.7%
First Quantum Minerals	2,807,570	25,637,030

TOTAL COMMON STOCK (Cost $1,572,547,782)		1,454,938,735
	Face Amount
REPURCHASE AGREEMENTS(B) — 0.4%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,514,457 (collateralized by various U.S. Government Obligations, ranging in par value $160 - $1,881,756, 1.947% - 7.620%, 01/01/26 - 12/20/73, with a total market value of $1,544,518)	$1,514,233	1,514,233

Schedule of Investments (Unaudited)	January 31, 2024
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,514,457 (collateralized by various U.S. Government Obligations, ranging in par value $789 - $229,446, 2.000% - 7.500%, 11/01/32 - 12/20/69, with a total market value of $1,544,518)	$1,514,233	$1,514,233
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $386,671 (collateralized by various U.S. Government Obligations, ranging in par value $45 - $238,596, 2.000% - 6.000%, 09/15/39 - 10/20/62, with a total market value of $394,346)	386,614	386,614
HSBC Securities 5.310%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,514,456 (collateralized by various U.S. Government Obligations, ranging in par value $322 - $885,561, 1.500% - 8.000%, 09/01/28 - 02/01/54, with a total market value of $1,544,518)	1,514,233	1,514,233
Nomura Securities International 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,514,457 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,139 - $272,562, 0.000% - 6.500%, 02/06/24 - 05/15/65, with a total market value of $1,544,518)	1,514,233	1,514,233

TOTAL REPURCHASE AGREEMENTS (Cost $6,443,546)		6,443,546
TOTAL INVESTMENTS — 100.3% (Cost $1,578,991,328)		$1,461,382,281

Percentages are based on Net Assets of $1,456,447,271.

Schedule of Investments (Unaudited)	January 31, 2024
Global X Copper Miners ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $8,539,579.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $6,443,546. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $3,081,589.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,454,938,735	$—	$—	$1,454,938,735
Repurchase Agreements	—	6,443,546	—	6,443,546
Total Investments in Securities	$1,454,938,735	$6,443,546	$—	$1,461,382,281

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 34.6%
Materials — 34.6%
Bellevue Gold *	827,856	$727,850
Capricorn Metals *	245,189	743,960
De Grey Mining *	1,055,604	854,816
Emerald Resources NL *	383,129	845,916
Firefinch *(A)(B) (C)	825,148	38,346
Genesis Minerals *	731,347	785,620
Gold Road Resources	787,712	791,492
OceanaGold	530,801	1,068,713
Perseus Mining	983,517	1,173,532
Ramelius Resources	785,895	828,631
Red 5 *	2,285,055	475,820
Regis Resources *	560,797	774,797
Resolute Mining *	1,599,176	454,570
Silver Lake Resources *	692,063	553,563
SolGold *	1,176,208	116,831
Tietto Minerals *	705,244	289,046
West African Resources *	695,465	448,245
Westgold Resources *	337,395	492,909

TOTAL AUSTRALIA		11,464,657
CANADA — 37.4%
Materials — 37.4%
Alamos Gold, Cl A	104,256	1,270,377
Artemis Gold *	99,303	468,253
Calibre Mining *	245,349	251,584
Centerra Gold	162,169	860,580
Dundee Precious Metals	144,599	931,849
Endeavour Silver *	149,113	227,679
Equinox Gold *	210,350	935,204
K92 Mining *	169,130	815,237
Karora Resources *	129,397	405,803
Lundin Gold	72,356	858,925
McEwen Mining *	29,324	187,967
New Gold *	473,673	574,343
Novagold Resources *	183,246	469,110
Orla Mining *	157,461	527,993
Osisko Mining *	238,229	431,506
Seabridge Gold * (C)	52,321	549,894

Schedule of Investments (Unaudited)	January 31, 2024

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Skeena Resources * (C)	61,925	$283,194
SSR Mining	94,251	893,799
Torex Gold Resources *	64,408	665,749
Victoria Gold *	28,653	134,038
Wesdome Gold Mines *	110,551	656,165

TOTAL CANADA		12,399,249
EGYPT — 3.1%
Materials — 3.1%
Centamin	834,899	1,029,177

INDONESIA — 8.2%
Materials — 8.2%
Aneka Tambang	6,317,534	620,544
Bumi Resources Minerals *	50,738,600	498,383
Merdeka Copper Gold *	9,332,853	1,596,876

TOTAL INDONESIA		2,715,803
PERU — 1.0%
Materials — 1.0%
Hochschild Mining *	237,347	314,339

TURKEY — 6.4%
Materials — 6.4%
Eldorado Gold *	131,541	1,617,618
Koza Altin Isletmeleri	722,523	494,318

TOTAL TURKEY		2,111,936
UNITED KINGDOM — 2.0%
Materials — 2.0%
Greatland Gold *	3,707,649	339,948
Pan African Resources	1,428,053	325,884

TOTAL UNITED KINGDOM		665,832
UNITED STATES — 7.3%
Materials — 7.3%
Argonaut Gold *	477,154	137,498

Schedule of Investments (Unaudited)	January 31, 2024

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Coeur Mining *	241,385	$649,325
Hecla Mining	431,565	1,644,263

TOTAL UNITED STATES		2,431,086
TOTAL COMMON STOCK (Cost $41,185,706)		33,132,079

	Number of Rights
RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources#(A)(B) Expires (Cost –)	46,614	—

	Face Amount
REPURCHASE AGREEMENT(D) — 0.4%
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $125,439 (collateralized by various U.S. Government Obligations, ranging in par value $14 - $77,402, 2.000% - 6.000%, 09/15/39 - 10/20/62, with a total market value of $127,928) (Cost $125,420)	$125,420	125,420
TOTAL INVESTMENTS — 100.4% (Cost $41,311,126)		$33,257,499

Percentages are based on Net Assets of $33,124,299.

*	Non-income producing security.
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2024 was $38,346 and represented 0.1% of Net Assets.
(C)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $64,681.

Schedule of Investments (Unaudited)	January 31, 2024

Global X Gold Explorers ETF

(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $125,420. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$33,093,733	$—	$38,346		$33,132,079
Rights	—	—	—	^	—
Repurchase Agreement	—	125,420	—		125,420
Total Investments in Securities	$33,093,733	$125,420	$38,346		$33,257,499

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Security is fair valued at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 90.3%
AUSTRALIA — 15.1%
Energy — 11.0%
Alligator Energy *(A) (B)	200,889,858	$10,092,699
Aura Energy * (B)	26,941,454	5,075,766
Bannerman Energy *(A)	7,544,813	18,104,678
Berkeley Energia *(A) (B)	24,447,052	5,563,391
Boss Energy *(A)	22,356,568	82,318,233
Deep Yellow *(A) (B)	41,190,057	39,754,011
Elevate Uranium * (B)	15,124,405	6,048,802
Paladin Energy *(A)	166,130,297	142,217,919
Peninsula Energy *	71,346,193	6,131,262
		315,306,761
Industrials — 1.2%
Silex Systems *	10,297,228	34,988,003

Materials — 2.9%
Anson Resources *(A) (B)	53,933,411	2,994,835
BHP Group	1,875,867	58,616,969
Lotus Resources * (B)	82,589,686	19,927,572
		81,539,376
TOTAL AUSTRALIA		431,834,140
CANADA — 39.9%
Energy — 37.4%
Cameco	13,442,647	645,846,720
CanAlaska Uranium *	7,955,732	3,870,533
Denison Mines * (B)	50,800,132	102,661,095
Encore Energy * (B)	9,114,719	41,956,156
F3 Uranium * (B)	22,456,889	8,320,168
Fission Uranium * (B)	37,730,592	35,300,505
Forsys Metals *	7,448,233	5,630,564
GoviEx Uranium, Cl A (B)	40,281,239	6,331,395
IsoEnergy, Cl Common Subs. Receipt * (B)	6,229,214	22,239,700
Laramide Resources * (B)	12,621,002	8,312,924
Mega Uranium *	18,112,055	6,371,517
NexGen Energy *	21,220,625	163,596,001
Skyharbour Resources *	9,306,525	3,900,793

Schedule of Investments (Unaudited)	January 31, 2024

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Uranium Royalty * (B)	5,285,190	$17,959,480
		1,072,297,551
Industrials — 1.3%
Aecon Group (B)	3,470,683	35,900,482

Materials — 1.2%
American Lithium * (B)	11,773,248	10,310,019
Global Atomic * (B)	10,292,561	25,268,216
		35,578,235
TOTAL CANADA		1,143,776,268
CHINA — 1.0%
Energy — 1.0%
CGN Mining * (B)	120,598,100	29,003,093

JAPAN — 4.2%
Industrials — 4.2%
ITOCHU	1,281,646	59,200,779
Mitsubishi Heavy Industries	906,586	61,660,872

TOTAL JAPAN		120,861,651
KAZAKHSTAN — 4.2%
Energy — 4.2%
NAC Kazatomprom JSC GDR	2,964,011	120,042,445

SOUTH AFRICA — 2.2%
Materials — 2.2%
Sibanye Stillwater	51,355,846	63,177,458

SOUTH KOREA — 10.3%
Industrials — 10.3%
Daewoo Engineering & Construction *	9,997,143	29,474,962
Doosan Enerbility *	5,115,968	59,184,465
GS Engineering & Construction	3,503,835	39,668,038
Hyundai Engineering & Construction	2,137,255	55,487,121
KEPCO Engineering & Construction	896,512	44,064,876

Schedule of Investments (Unaudited)	January 31, 2024

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Samsung C&T	655,687	$67,796,655

TOTAL SOUTH KOREA		295,676,117
UNITED KINGDOM — 3.8%
Industrials — 3.8%
Yellow Cake *(A)	12,106,346	107,223,804

UNITED STATES — 9.6%
Energy — 9.2%
Centrus Energy, Cl A *(A)	692,164	34,760,476
Energy Fuels *(A) (B)	8,921,651	68,111,852
Uranium Energy *(A)	17,659,066	134,915,264
Ur-Energy *(A) (B)	14,376,016	26,451,870
		264,239,462
Industrials — 0.4%
NuScale Power * (B)	3,351,622	9,686,188

TOTAL UNITED STATES		273,925,650
TOTAL COMMON STOCK (Cost $1,993,637,614)		2,585,520,626

EXCHANGE TRADED FUND — 9.2%
Sprott Physical Uranium Trust *	11,366,309	264,665,149

TOTAL EXCHANGE TRADED FUND (Cost $140,029,614)		264,665,149

SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.260% (Cost $6,617,618)	6,617,618	6,617,618

Schedule of Investments (Unaudited)	January 31, 2024

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 2.6%
BNP Paribas 5.210%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $73,367,721 (collateralized by U.S. Treasury Obligations, ranging in par value $1,678,431 - $9,453,235, 5.450%, 04/30/25, with a total market value of $74,855,684) (Cost $73,357,105)	$73,357,105	$73,357,105
TOTAL INVESTMENTS — 102.3% (Cost $2,213,641,951)		$2,930,160,498

Percentages are based on Net Assets of $2,864,139,908.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $75,221,806.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $73,357,105. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,585,520,626	$—	$—	$2,585,520,626
Exchange Traded Fund	264,665,149	—	—	264,665,149
Short-Term Investment	6,617,618	—	—	6,617,618
Repurchase Agreement	—	73,357,105	—	73,357,105
Total Investments in Securities	$2,856,803,393	$73,357,105	$—	$2,930,160,498

Schedule of Investments (Unaudited)	January 31, 2024

Global X Uranium ETF

The following is a summary of the transactions with affiliates for the period ended January 31, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2024	Income	Capital Gains
Alligator Energy
$5,212,146	$2,086,545	$(362,766)	$3,332,029	$(175,255)	$10,092,699	$—	$—
Anson Resources
5,672,342	750,627	(584,936)	(1,592,581)	(1,250,617)	2,994,835	—	—
Bannerman Energy
12,949,123	2,618,079	(3,682,982)	6,207,639	12,819	18,104,678	—	—
Berkeley Energia
4,696,275	747,506	(217,762)	444,217	(106,845)	5,563,391	—	—
Boss Energy
49,117,727	18,900,343	(3,113,786)	16,982,952	430,997	82,318,233	—	—
Centrus Energy
36,093,491	2,775,941	(2,272,973)	(2,109,256)	273,273	34,760,476	—	—
Deep Yellow
28,477,684	6,718,389	(1,731,385)	6,265,829	23,494	39,754,011	—	—
Energy Fuels
68,385,258	10,539,003	(7,694,591)	(1,825,269)	(1,292,549)	68,111,852	—	—
Paladin Energy
90,077,920	18,317,880	(5,856,965)	39,074,856	604,228	142,217,919	—	—
Uranium Energy
122,202,117	23,247,278	(45,759,810)	14,265,892	20,959,787	134,915,264	—	—
Ur-Energy
22,951,661	3,813,078	(3,336,673)	3,046,237	(22,433)	26,451,870	—	—
Yellow Cake
73,071,357	15,073,095	(4,912,334)	23,099,348	892,338	107,223,804	—	—
Totals:
$518,907,101	$105,587,764	$(79,526,963)	$107,191,893	$20,349,237	$672,509,032	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

GLX-QH-001-3000

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 70.7%
CANADA — 2.0%
Energy — 2.0%
Parex Resources	54,016	$899,964

CHILE — 3.8%
Energy — 1.9%
Empresas Copec	132,846	842,537

Utilities — 1.9%
Enel Americas	8,668,115	876,368
TOTAL CHILE		1,718,905
COLOMBIA — 54.5%
Energy — 18.2%
Canacol Energy (A)	137,995	640,372
Ecopetrol	10,135,143	6,050,824
Geopark	169,739	1,492,006
		8,183,202
Financials — 11.9%
Bancolombia	423,969	3,551,205
Financiera Colombiana	425,099	1,793,378
		5,344,583
Materials — 11.5%
Cementos Argos	1,427,843	2,336,459
Grupo Argos	800,874	2,809,416
		5,145,875
Utilities — 12.9%
Grupo Energia Bogota ESP	4,164,543	2,422,403
Interconexion Electrica ESP	776,285	3,346,390
		5,768,793
TOTAL COLOMBIA		24,442,453
GUATEMALA — 2.5%
Communication Services — 2.5%
Millicom International Cellular *	64,375	1,115,247

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 7.9%
Industrials — 5.6%
Tecnoglass (A)	53,974	$2,483,344

Utilities — 2.3%
Brookfield Renewable, Cl A	37,014	1,040,564

TOTAL UNITED STATES		3,523,908
TOTAL COMMON STOCK (Cost $31,383,458)		31,700,477

PREFERRED STOCK — 29.2%
COLOMBIA— 29.2%
Financials — 29.2%
Banco Davivienda (B)	388,753	2,172,809
Bancolombia (B)	893,639	7,009,955
Grupo Aval Acciones y Valores (B)	15,622,207	2,057,062
Grupo de Inversiones Suramericana (B)	443,761	1,860,762
TOTAL COLOMBIA		13,100,588
TOTAL PREFERRED STOCK (Cost $15,760,437)		13,100,588

	Face Amount
U.S. TREASURY OBLIGATION — 14.2%
U.S. Treasury Bill 5.234%, 06/04/24(C) (Cost $6,389,454)	$6,500,000	6,388,895

REPURCHASE AGREEMENTS(D) — 1.1%
Bank of America Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $26 - $309,435, 1.947% - 7.620%, 01/01/2026 - 12/20/2073, with a total market value of $253,980)	249,000	249,000

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $130 - $37,730, 2.000% - 7.500%, 11/01/2032 - 12/20/2069, with a total market value of $253,980)	$249,000	$249,000
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024 , repurchase price $6,095 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $3,761, 2.000% - 6.000%, 09/15/2039 - 10/20/2062, with a total market value of $6,216)	6,094	6,094

TOTAL REPURCHASE AGREEMENTS (Cost $504,094)		504,094
TOTAL INVESTMENTS — 115.2% (Cost $54,037,443)		$51,694,054

Percentages are based on Net Assets of $44,870,384.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $467,379.
(B)	There is currently no stated interest rate.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $504,094. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,700,477	$—	$—	$31,700,477
Preferred Stock	13,100,588	—	—	13,100,588
U.S. Treasury Obligation	—	6,388,895	—	6,388,895
Repurchase Agreements	—	504,094	—	504,094
Total Investments in Securities	$44,801,065	$6,892,989	$—	$51,694,054

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Consumer Discretionary — 99.8%
AIMA Technology Group, Cl A	84,300	$317,401
Alibaba Group Holding	2,472,656	21,999,197
Anhui Jianghuai Automobile Group, Cl A *	234,500	398,150
ANTA Sports Products	668,596	5,614,932
BAIC BluePark New Energy Technology, Cl A *	606,500	371,152
Beijing Roborock Technology, Cl A	14,084	563,698
Beiqi Foton Motor, Cl A *	787,600	266,790
Bethel Automotive Safety Systems, Cl A	48,100	345,645
Bosideng International Holdings	5,321,500	2,403,006
Brilliance China Automotive Holdings	1,958,700	1,047,346
BTG Hotels Group, Cl A *	118,300	230,541
BYD, Cl A	99,149	2,359,690
BYD, Cl H	482,580	10,760,011
Changzhou Xingyu Automotive Lighting Systems, Cl A	29,530	521,551
China Tourism Group Duty Free, Cl A	126,650	1,409,027
China Tourism Group Duty Free, Cl H (A)	70,100	612,470
Chongqing Changan Automobile, Cl A	858,808	1,532,367
Chow Tai Fook Jewellery Group	1,206,400	1,629,676
Dongfeng Motor Group, Cl H	4,235,546	1,636,298
East Buy Holding * (A)	378,000	1,112,156
Ecovacs Robotics, Cl A	62,450	278,312
Fuyao Glass Industry Group, Cl A	207,414	1,101,879
Fuyao Glass Industry Group, Cl H	689,300	3,112,641
Geely Automobile Holdings	3,795,200	3,582,919
Great Wall Motor, Cl A	244,300	695,743
Great Wall Motor, Cl H (A)	2,318,397	2,280,658
Gree Electric Appliances of Zhuhai, Cl A	205,800	1,011,256
Guangzhou Automobile Group, Cl A	500,500	572,104
Guangzhou Automobile Group, Cl H	3,917,823	1,548,636
H World Group ADR	128,617	4,086,162
Haidilao International Holding	1,369,000	2,147,039
Haier Smart Home, Cl A	651,319	2,025,583
Haier Smart Home, Cl H	1,619,760	4,568,833
Hang Zhou Great Star Industrial, Cl A	131,800	342,467
Hangzhou Robam Appliances, Cl A	95,632	289,681
Hisense Visual Technology, Cl A	142,700	440,809

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
HLA Group, Cl A	403,700	$432,192
Huayu Automotive Systems, Cl A	337,380	763,769
Huizhou Desay Sv Automotive, Cl A	53,600	635,546
Jason Furniture Hangzhou, Cl A	79,010	373,039
JD.com, Cl A	1,079,754	11,989,209
Li Auto, Cl A *	598,236	8,111,934
Li Ning	1,310,700	2,783,283
Meituan, Cl B *	1,685,900	13,489,788
MINISO Group Holding	309,000	1,288,612
Minth Group	984,300	1,594,069
New Oriental Education & Technology Group *	955,940	7,269,901
Ningbo Joyson Electronic, Cl A	147,400	296,703
Ningbo Tuopu Group, Cl A	114,735	779,540
NIO ADR * (A)	698,835	3,927,453
Offcn Education Technology, Cl A *	640,100	314,977
Oppein Home Group, Cl A	59,155	505,073
PDD Holdings ADR *	198,852	25,228,353
Pop Mart International Group	514,700	1,153,544
SAIC Motor, Cl A	839,900	1,600,490
Sailun Group, Cl A	337,953	569,089
Seres Group, Cl A *	156,400	1,238,564
Shandong Linglong Tyre, Cl A	163,034	445,896
Shanghai Jinjiang International Hotels, Cl A	91,556	322,769
Shanghai Yuyuan Tourist Mart Group, Cl A	413,328	358,955
Shenzhen Kedali Industry, Cl A	29,300	276,103
Shenzhou International Group Holdings	530,092	4,729,786
Sichuan Changhong Electric, Cl A	464,700	274,660
Songcheng Performance Development, Cl A	278,580	345,230
TAL Education Group ADR *	403,113	4,289,122
Tongcheng Travel Holdings *	1,443,700	2,932,739
Topsports International Holdings	2,907,200	1,878,072
TravelSky Technology, Cl H	728,000	731,981
Trip.com Group *	295,022	10,582,260
Vipshop Holdings ADR *	276,745	4,397,478
Wuchan Zhongda Group, Cl A	549,400	331,614
XPeng, Cl A * (A)	641,776	2,655,851
Xtep International Holdings	1,146,000	562,940
Yadea Group Holdings	1,472,700	2,012,017

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum China Holdings	219,409	$7,589,357
Zhejiang China Commodities City Group, Cl A	412,300	427,605
Zhejiang Leapmotor Technology *	298,000	806,255
Zhejiang Supor, Cl A	59,026	416,754
Zhongsheng Group Holdings	642,900	1,080,649

TOTAL CHINA		215,009,047
TOTAL COMMON STOCK (Cost $425,279,856)		215,009,047

	Face Amount
REPURCHASE AGREEMENTS(B) — 3.5%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,782,992 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $189 - $2,215,419, 1.947% - 7.620%, 01/01/2026 - 12/20/2073, with a total market value of $1,818,384)	$1,782,729	1,782,729
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,782,992 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $929 - $270,130, 2.000% - 7.500%, 01/01/2032 - 12/20/2069, with a total market value of $1,818,384)	1,782,729	1,782,729
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $455,232 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $53 - $280,901, 2.000% - 6.000%, 09/15/2039 - 10/20/2062, with a total market value of $464,268)	455,165	455,165

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities 5.310%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,782,992 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $379 - $1,042,584, 1.500% - 8.000%, 09/01/2028 - 02/01/2054, with a total market value of $1,818,384)	$1,782,729	$1,782,729
Nomura Securities International 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $1,782,992 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,341 - $320,891, 0.000% - 6.500%, 02/06/2024 - 05/15/2065, with a total market value of $1,818,384)	1,782,729	1,782,729

TOTAL REPURCHASE AGREEMENTS (Cost $7,586,081)		7,586,081
TOTAL INVESTMENTS — 103.3% (Cost $432,865,937)		$222,595,128

Percentages are based on Net Assets of $215,398,834.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $7,129,280.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $7,586,081. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$215,009,047	$—	$—	$215,009,047
Repurchase Agreements	—	7,586,081	—	7,586,081
Total Investments in Securities	$215,009,047	$7,586,081	$—	$222,595,128

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 0.0%
CHINA — 0.0%
Information Technology — 0.0%
National Agricultural Holdings *(A)	204,200	$3

TOTAL COMMON STOCK (Cost $51,177)		3

	Face Amount
REPURCHASE AGREEMENT(B) — 0.0%
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $29 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $18, 2.000% - 6.000%, 09/15/2039 - 10/20/2062, with a total market value of $30) (Cost $29)	$29	29
TOTAL INVESTMENTS — 0.0% (Cost $51,206)		$32

Percentages are based on Net Assets of $5,042,702.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security was purchased with cash collateral held from securities on loan. Subsequent of the period end the security on loan was sold.

 The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$—	$—	$3	$3
Repurchase Agreement	—	29	—	29
Total Investments in Securities	$—	$29	$3	$32

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI China Communication Services ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 0.0%
CHINA — 0.0%
Materials — 0.0%
Real Gold Mining *(A)	97,864	$—

HONG KONG — 0.0%
Materials — 0.0%
China Lumena New Materials *(A)	48	—

TOTAL COMMON STOCK (Cost $129,336)		—
TOTAL INVESTMENTS — 0.0% (Cost $129,336)		$—

Percentages are based on Net Assets of $2,535,394.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$—	$—	$—	^	$—
Total Investments in Securities	$—	$—	$—		$—

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Security is fair valued at zero.

Schedule of Investments (Unaudited)	January 31, 2024
Global X MSCI China Materials ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.8%
BERMUDA — 0.2%
Energy — 0.2%
Cool (A)	7,319	$87,143

BRAZIL — 3.3%
Materials — 3.3%
Yara International	50,240	1,678,734

FAROE ISLANDS — 1.7%
Consumer Staples — 1.7%
Bakkafrost P/F	15,260	861,025

FRANCE — 2.3%
Communication Services — 2.3%
Adevinta, Cl B *	106,052	1,146,058

GABON — 0.1%
Energy — 0.1%
BW Energy *	19,584	51,973

HONG KONG — 0.5%
Industrials — 0.5%
Cadeler *	51,151	236,662

MEXICO — 0.8%
Energy — 0.8%
Borr Drilling (A)	62,262	389,711

NORWAY — 85.9%
Communication Services — 7.3%
Schibsted, Cl A	22,156	685,025
Schibsted, Cl B	29,509	851,693
Telenor	191,095	2,132,700
		3,669,418

Schedule of Investments (Unaudited)	January 31, 2024
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.7%
Europris	47,997	$362,390

Consumer Staples — 12.1%
Austevoll Seafood	27,531	201,152
Grieg Seafood	15,471	97,650
Leroy Seafood Group	81,102	328,547
Mowi	141,315	2,565,039
Orkla	212,710	1,678,230
Salmar	22,008	1,230,828
		6,101,446
Energy — 27.8%
Aker BP	95,675	2,569,242
Aker Solutions	74,429	278,879
Avance Gas Holding	5,822	68,261
BLUENORD *	7,135	341,854
BW Offshore	27,995	64,575
DNO	147,783	131,366
DOF Group *	45,538	248,842
Equinor	273,561	7,917,797
FLEX LNG	8,924	267,636
Frontline	40,491	913,474
Odfjell Drilling	28,704	107,744
PGS *	282,201	179,199
Seadrill * (A)	10,886	473,685
TGS	39,765	392,836
		13,955,390
Financials — 19.2%
DNB Bank	281,041	5,512,452
Gjensidige Forsikring	60,648	984,256
Protector Forsikring	17,465	315,007
Sparebank 1 Nord Norge	28,837	285,706
Sparebank 1 Oestlandet	10,533	123,294
SpareBank 1 SMN	39,317	539,187
SpareBank 1 SR-Bank	54,254	663,089
Storebrand	134,110	1,216,104
		9,639,095

Schedule of Investments (Unaudited)	January 31, 2024
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Nykode Therapeutics *	44,759	$77,348

Industrials — 10.1%
Aker, Cl A	6,667	400,724
Aker Carbon Capture *	106,721	106,654
Belships	26,044	54,546
Golden Ocean Group	39,245	416,973
Gram Car Carriers	3,488	75,887
Hexagon Composites *	37,374	84,208
Hexagon Purus *	1	1
Hoegh Autoliners	28,301	286,620
Kongsberg Gruppen	26,676	1,369,949
MPC Container Ships	107,700	163,250
NEL *	505,701	258,059
Norwegian Air Shuttle *	217,829	270,083
Stolt-Nielsen	7,069	266,357
TOMRA Systems	71,795	731,229
Veidekke	32,659	299,836
Wallenius Wilhelmsen, Cl B	31,977	313,452
		5,097,828
Information Technology — 1.8%
Crayon Group Holding * (A)	21,728	184,935
Kitron	54,088	166,558
Nordic Semiconductor *	52,573	537,968
		889,461
Materials — 6.2%
Borregaard	28,768	493,562
Elkem	87,255	182,744
Norsk Hydro	401,656	2,379,222
Norske Skog	19,887	69,342
		3,124,870
Real Estate — 0.5%
Entra	22,012	242,505

TOTAL NORWAY		43,159,751

Schedule of Investments (Unaudited)	January 31, 2024
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.8%
Energy — 1.8%
BW LPG	27,548	$341,959
Hafnia	76,757	563,753

TOTAL SINGAPORE		905,712
SOUTH AFRICA — 0.5%
Utilities — 0.5%
Scatec	36,038	270,890

SWEDEN — 0.6%
Information Technology — 0.6%
Atea	23,791	318,985

UNITED KINGDOM — 1.9%
Energy — 1.9%
Subsea 7	69,200	943,372

UNITED STATES — 0.2%
Information Technology — 0.2%
REC Silicon * (A)	82,851	97,774

TOTAL COMMON STOCK (Cost $65,661,966)		50,147,790
	Face Amount
REPURCHASE AGREEMENTS(B) — 1.3%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $26 - $309,435, 1.947% - 7.620%, 01/01/2026 - 12/20/2073, with a total market value of $253,980)	$249,000	249,000

Schedule of Investments (Unaudited)	January 31, 2024
Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $130 - $37,730, 2.000% - 7.500%, 11/01/2032 - 12/20/2069, with a total market value of $253,980)	$249,000	$249,000
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $174,098 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $20 - $107,427, 2.000% - 6.000%, 09/15/2039 - 10/20/2062, with a total market value of $177,553)	174,072	174,072

TOTAL REPURCHASE AGREEMENTS (Cost $672,072)		672,072
TOTAL INVESTMENTS — 101.1% (Cost $66,334,038)		$50,819,862

Percentages are based on Net Assets of $50,246,892.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $646,171.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $672,072. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

Schedule of Investments (Unaudited)	January 31, 2024
Global X MSCI Norway ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,147,790	$—	$—	$50,147,790
Repurchase Agreements	—	672,072	—	672,072
Total Investments in Securities	$50,147,790	$672,072	$—	$50,819,862

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.2%
Consumer Staples — 1.2%
Wilmar International	216,832	$535,448

INDONESIA — 25.4%
Communication Services — 2.9%
Telkom Indonesia Persero	4,821,975	1,210,077

Consumer Staples — 0.4%
Hanjaya Mandala Sampoerna	909,057	50,407
Unilever Indonesia	593,074	116,510
		166,917
Financials — 20.5%
Bank Central Asia	5,779,039	3,497,454
Bank Mandiri Persero	4,622,868	1,948,167
Bank Negara Indonesia Persero	1,558,292	567,819
Bank Rakyat Indonesia Persero	7,318,784	2,643,667
		8,657,107
Industrials — 1.6%
Astra International	2,106,955	684,293

TOTAL INDONESIA		10,718,394
MALAYSIA — 14.8%
Financials — 10.0%
CIMB Group Holdings	823,145	1,084,185
Hong Leong Bank	63,900	259,383
Malayan Banking	770,439	1,508,301
Public Bank	1,481,455	1,374,965
		4,226,834
Health Care — 0.9%
IHH Healthcare	306,797	395,658

Materials — 1.9%
Petronas Chemicals Group	294,568	421,612

Schedule of Investments (Unaudited)	January 31, 2024

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Press Metal Aluminium Holdings	367,226	$368,002
		789,614
Utilities — 2.0%
Tenaga Nasional	382,844	867,672

TOTAL MALAYSIA		6,279,778
PHILIPPINES — 3.1%
Financials — 1.5%
BDO Unibank	245,677	632,794

Real Estate — 1.6%
SM Prime Holdings	1,107,831	674,007

TOTAL PHILIPPINES		1,306,801
SINGAPORE — 35.6%
Communication Services — 3.3%
Singapore Telecommunications	784,458	1,408,837

Financials — 25.5%
DBS Group Holdings	189,750	4,526,681
Oversea-Chinese Banking	366,808	3,538,112
United Overseas Bank	126,202	2,679,201
		10,743,994
Industrials — 3.5%
Keppel	144,900	776,357
Singapore Airlines (A)	143,247	716,047
		1,492,404
Real Estate — 3.3%
CapitaLand Integrated Commercial Trust ‡	527,795	793,855
CapitaLand Investment	264,510	585,886
		1,379,741
TOTAL SINGAPORE		15,024,976

Schedule of Investments (Unaudited)	January 31, 2024

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 19.8%
Communication Services — 1.7%
Advanced Info Service NVDR	116,634	$719,973

Consumer Staples — 2.5%
CP ALL NVDR	618,917	911,519
CP Axtra NVDR	164,600	132,227
		1,043,746
Energy — 4.8%
PTT NVDR	1,491,015	1,418,413
PTT Exploration & Production NVDR	143,885	608,351
		2,026,764
Financials — 2.7%
Kasikornbank NVDR	181,565	614,130
SCB X NVDR	175,707	515,074
		1,129,204
Health Care — 2.1%
Bangkok Dusit Medical Services NVDR	1,135,336	880,043

Industrials — 1.8%
Airports of Thailand NVDR	445,859	750,901

Information Technology — 1.5%
Delta Electronics Thailand NVDR	291,310	646,626

Materials — 1.4%
Siam Cement NVDR	76,165	579,650

Utilities — 1.3%
Energy Absolute NVDR	173,813	194,745
Gulf Energy Development NVDR	313,363	384,224
		578,969
TOTAL THAILAND		8,355,876
TOTAL COMMON STOCK (Cost $42,544,944)		42,221,273

Schedule of Investments (Unaudited)	January 31, 2024

Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.3%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $26 - $309,435, 1.947% - 7.620%, 01/01/2026 - 12/20/2073, with a total market value of $253,980)	$249,000	$249,000
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $130 - $37,730, 2.000% - 7.500%, 11/01/2032 - 12/20/2069, with a total market value of $253,980)	249,000	249,000
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $37,696 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4 - $23,260, 2.000% - 6.000%, 09/15/2039 - 10/20/2062, with a total market value of $38,444)	37,690	37,690

TOTAL REPURCHASE AGREEMENTS (Cost $535,690)		535,690
TOTAL INVESTMENTS — 101.2% (Cost $43,080,634)		$42,756,963

Percentages are based on Net Assets of $42,239,036.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $507,792.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $535,690. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

Schedule of Investments (Unaudited)	January 31, 2024

Global X FTSE Southeast Asia ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,221,273	$—	$—	$42,221,273
Repurchase Agreements	—	535,690	—	535,690
Total Investments in Securities	$42,221,273	$535,690	$—	$42,756,963

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 95.9%
ARGENTINA — 49.7%
Communication Services — 2.8%
Telecom Argentina ADR	597,090	$4,633,418

Consumer Discretionary — 2.0%
Despegar.com *	381,150	3,399,858

Consumer Staples — 1.2%
Cresud SACIF y A ADR	220,923	2,019,239

Energy — 11.4%
Transportadora de Gas del Sur ADR *	464,365	6,932,969
YPF ADR *	693,634	11,985,996
		18,918,965
Financials — 15.3%
Banco BBVA Argentina ADR (A)	484,356	2,920,667
Banco Macro ADR	272,126	9,012,813
Grupo Financiero Galicia ADR	548,783	11,859,201
Grupo Supervielle ADR *	402,722	1,759,895
		25,552,576
Industrials — 2.1%
Corp America Airports *	221,593	3,490,090

Materials — 2.9%
Bioceres Crop Solutions *	171,154	2,284,906
Loma Negra Cia Industrial Argentina ADR	359,270	2,547,224
		4,832,130
Real Estate — 1.1%
IRSA Inversiones y Representaciones ADR	199,120	1,744,291

Utilities — 10.9%
Central Puerto ADR	669,034	6,355,823
Empresa Distribuidora Y Comercializadora Norte ADR *	140,232	2,756,961

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pampa Energia ADR *	187,380	$9,125,406
		18,238,190
TOTAL ARGENTINA		82,828,757
BRAZIL — 30.8%
Consumer Discretionary — 27.3%
Arcos Dorados Holdings, Cl A	580,528	7,186,937
MercadoLibre *	22,348	38,255,530
		45,442,467
Consumer Staples — 3.5%
Adecoagro	576,876	5,901,441

TOTAL BRAZIL		51,343,908
CANADA — 9.0%
Materials — 9.0%
Filo *	446,097	6,901,557
Lithium Americas Argentina * (A)	680,031	3,033,557
SSR Mining	524,343	4,972,438

TOTAL CANADA		14,907,552
CHILE — 6.4%
Consumer Staples — 6.4%
Cencosud	3,221,325	5,592,582
Cia Cervecerias Unidas	846,357	5,121,412

TOTAL CHILE		10,713,994
TOTAL COMMON STOCK (Cost $142,662,336)		159,794,211

PREFERRED STOCK — 3.9%
CHILE — 3.9%
Consumer Staples — 3.9%
Embotelladora Andina (B)	2,559,918	6,506,742
TOTAL PREFERRED STOCK (Cost $6,102,132)		6,506,742

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 1.0%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $410,209 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $43 - $509,696, 1.947% - 7.620%, 01/01/2026 - 12/20/2073, with a total market value of $418,351)	$410,148	$410,148
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $410,209 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $214 - $62,148, 2.000% - 7.500%, 11/01/2032 - 12/20/2069, with a total market value of $418,351)	410,148	410,148
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $104,734 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $12 - $64,626, 2.000% - 6.000%, 09/15/2039 - 10/20/2062, with a total market value of $106,813)	104,719	104,719
HSBC Securities 5.310%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $410,208 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $87 - $239,865, 1.500% - 8.000%, 09/01/2028 - 02/01/2054, with a total market value of $418,351)	410,148	410,148

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $410,209 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $308 - $73,827, 0.000% - 6.500%, 02/06/2024 - 05/15/2065, with a total market value of $418,351)	$410,148	$410,148

TOTAL REPURCHASE AGREEMENTS (Cost $1,745,311)		1,745,311
TOTAL INVESTMENTS — 100.8% (Cost $150,509,779)		$168,046,264

Percentages are based on Net Assets of $166,691,872.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $1,581,687.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $1,745,311. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$159,794,211	$—	$—	$159,794,211
Preferred Stock	6,506,742	—	—	6,506,742
Repurchase Agreements	—	1,745,311	—	1,745,311
Total Investments in Securities	$166,300,953	$1,745,311	$—	$168,046,264

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)		January 31, 2024

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.9%
GREECE — 96.6%
Communication Services — 4.1%
Hellenic Telecommunications Organization	547,781	$7,646,085

Consumer Discretionary — 9.9%
Autohellas Tourist and Trading	186,776	2,718,660
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
JUMBO	266,400	7,523,789
OPAP	481,503	8,378,968
		18,621,424
Consumer Staples — 1.5%
Sarantis	287,210	2,739,196

Energy — 9.6%
Helleniq Energy Holdings	657,835	5,294,978
Motor Oil Hellas Corinth Refineries	312,498	8,581,305
Tsakos Energy Navigation	166,661	4,094,861
		17,971,144
Financials — 41.7%
Alpha Services and Holdings *	9,823,460	17,606,679
Eurobank Ergasias Services and Holdings *	11,426,254	22,179,791
Hellenic Exchanges - Athens Stock Exchange	512,695	3,046,320
National Bank of Greece *	3,413,357	26,065,501
Piraeus Financial Holdings *	2,311,119	9,414,182
		78,312,473
Industrials — 17.3%
Aegean Airlines *	269,637	3,596,722
Capital Product Partners (B)	160,469	2,920,536
Ellaktor *	974,877	2,615,627
GEK Terna Holding Real Estate Construction	347,567	5,262,963
Mytilineos	439,737	18,151,212
		32,547,060
Real Estate — 2.1%
LAMDA Development *	509,984	3,866,705

Schedule of Investments (Unaudited)		January 31, 2024

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 10.4%
Athens Water Supply & Sewage	407,688	$2,546,389
Holding ADMIE IPTO	1,129,328	2,668,139
Public Power *	690,192	9,176,570
Terna Energy	317,104	5,180,582
		19,571,680
TOTAL GREECE		181,275,767
UNITED STATES — 3.3%
Materials — 3.3%
Titan Cement International	239,789	6,212,218

TOTAL COMMON STOCK (Cost $157,327,488)		187,487,985
TOTAL INVESTMENTS — 99.9% (Cost $157,327,488)		$187,487,985

Percentages are based on Net Assets of $187,673,101.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered Master Limited Partnership. At January 31, 2024, these securities amounted to $2,920,536 or 1.6% of Net Assets.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$187,487,978	$—	$7	$187,487,985
Total Investments in Securities	$187,487,978	$—	$7	$187,487,985

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)		January 31, 2024

Global X MSCI Nigeria ETF

	Face Amount	Value
U.S TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bills
5.309%, 03/19/24(A)	$575,000	$571,041
5.285%, 03/21/24(A)	875,000	868,726
TOTAL U.S TREASURY OBLIGATIONS (Cost $1,439,814)		1,439,767
	Shares
COMMON STOCK — 7.5%
NIGERIA — 7.5%
Communication Services — 2.7%
Airtel Africa	200,000	363,471

Energy — 4.8%
SEPLAT Energy	228,035	637,089

TOTAL NIGERIA		1,000,560
TOTAL COMMON STOCK (Cost $1,164,877)		1,000,560
TOTAL INVESTMENTS — 18.3% (Cost $2,604,691)		$2,440,327

Percentages are based on Net Assets of $13,299,020.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S Treasury Obligations	$—	$1,439,767	$—	$1,439,767
Common Stock	1,000,560	—	—	1,000,560
Total Investments in Securities	$1,000,560	$1,439,767	$—	$2,440,327

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)		January 31, 2024

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 0.7%
BANGLADESH — 0.4%
Industrials — 0.4%
Bangladesh Export Import	58,288	$61,395

NIGERIA — 0.3%
Communication Services — 0.2%
Airtel Africa	19,438	35,326

Energy — 0.1%
SEPLAT Energy	7,700	21,512

TOTAL NIGERIA		56,838
TOTAL COMMON STOCK (Cost $173,715)		118,233
TOTAL INVESTMENTS — 0.7% (Cost $173,715)		$118,233

Percentages are based on Net Assets of $16,632,450.

As of January 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)		January 31, 2024

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 94.3%
FRANCE — 7.1%
Industrials — 7.1%
Airbus	24,316	$3,903,873

GERMANY — 87.2%
Communication Services — 6.4%
Deutsche Telekom	143,446	3,544,079

Consumer Discretionary — 9.7%
adidas	6,843	1,309,135
Bayerische Motoren Werke	12,211	1,283,707
Continental	4,505	372,888
Mercedes-Benz Group	32,085	2,190,465
Zalando *	9,716	197,149
		5,353,344
Consumer Staples — 1.1%
Beiersdorf	4,081	602,220

Financials — 19.0%
Allianz	16,264	4,377,818
Commerzbank	42,686	495,206
Deutsche Bank	82,669	1,080,641
Deutsche Boerse	7,680	1,541,256
Hannover Rueck	2,504	604,376
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	5,592	2,394,489
		10,493,786
Health Care — 6.7%
Bayer	40,790	1,280,503
Fresenius & KGaA	17,293	490,651
Merck KGaA	5,362	887,648
QIAGEN	9,228	404,999
Siemens Healthineers	11,599	653,404
		3,717,205
Industrials — 18.5%
Brenntag	5,445	486,537

Schedule of Investments (Unaudited)		January 31, 2024

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daimler Truck Holding	23,168	$837,028
Deutsche Post	38,561	1,864,801
MTU Aero Engines	2,242	520,438
Rheinmetall	1,810	638,592
Siemens	30,596	5,539,584
Siemens Energy *	22,414	340,008
		10,226,988
Information Technology — 14.3%
Infineon Technologies	54,146	1,984,745
SAP	33,749	5,894,894
		7,879,639
Materials — 5.9%
BASF	37,066	1,790,087
Covestro *	7,864	419,254
Heidelberg Materials	5,562	518,862
Symrise, Cl A	5,244	546,502
		3,274,705
Real Estate — 1.7%
Vonovia	28,869	910,976

Utilities — 3.9%
E.ON	82,980	1,132,119
RWE	28,072	1,046,830
		2,178,949
TOTAL GERMANY		48,181,891
TOTAL COMMON STOCK (Cost $45,482,314)		52,085,764

PREFERRED STOCK — 5.0%
GERMANY—5.0%
Consumer Discretionary — 3.3%
Dr Ing hc F Porsche (A)	4,661	400,585
Porsche Automobil Holding (A)	6,388	322,661
Volkswagen (A)	8,558	1,114,046
		1,837,292

Schedule of Investments (Unaudited)		January 31, 2024

Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Staples — 1.0%
Henkel & KGaA (A)	6,792	$524,561
Health Care — 0.7%
Sartorius (A)	1,026	379,930
TOTAL GERMANY		2,741,783
TOTAL PREFERRED STOCK (Cost $3,356,887)		2,741,783
TOTAL INVESTMENTS — 99.3% (Cost $48,839,201)		$54,827,547

Percentages are based on Net Assets of $55,209,542.

A list of the futures contracts held by the Fund at January 31, 2024, is as follows:
Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts Mini DAX Index	4	Mar-2024	$366,252	$369,172	$553

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of January 31, 2024, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)		January 31, 2024

Global X MSCI China Information Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENT(A) — 0.0%
Deutsche Bank Securities Inc., 5.320%, dated 1/31/2024, to be repurchased on 2/1/2024, repurchase price $203 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $125, 2.000% - 6.000%, 09/15/2039 - 10/20/2062, with a total market value of $207) (Cost $203)	$203	$203
TOTAL INVESTMENTS — 0.0% (Cost $203)		$203

Percentages are based on Net Assets of $8,342,708.

(A)	Security was purchased with cash collateral held from securities on loan. Subsequent of the period end the security on loan was sold.

As of January 31, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.9%
VIETNAM — 99.9%
Consumer Discretionary — 0.9%
FPT DIGITAL RETAIL JSC	20,980	$98,436

Consumer Staples — 16.4%
HAGL JSC *	155,400	90,345
KIDO Group	45,400	113,755
Masan Group *	218,320	575,632
Saigon Beer Alcohol Beverage	43,900	101,190
Thanh Thanh Cong - Bien Hoa JSC *	102,162	56,048
Vietnam Dairy Products JSC	248,000	680,287
Vinh Hoan *	37,680	98,269
		1,715,526
Energy — 3.0%
PetroVietnam Drilling & Well Services JSC *	93,252	105,183
PetroVietnam Technical Service	80,100	120,355
Petrovietnam Transportation	54,600	58,009
Vietnam National Petroleum Group	22,500	31,873
		315,420
Financials — 25.3%
Bank for Foreign Trade of Vietnam JSC *	187,559	679,589
Bank for Investment and Development of Vietnam JSC *	77,949	152,228
EVN Finance JSC *	120,416	79,373
Saigon - Hanoi Commercial Joint Stock Bank *	369,473	175,471
Saigon - Hanoi Securities JSC *	136,375	102,177
Saigon Thuong Tin Commercial JSB *	97,400	119,233
SSI Securities	356,150	501,599
Vietcap Securities JSC	104,540	183,614
Vietnam Export Import Commercial JSB *	178,444	136,984
Vietnam Joint Stock Commercial Bank for Industry and Trade *	73,189	94,689
VIX Securities JSC *	217,600	155,460

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
VNDirect Securities *	311,340	$277,880
		2,658,297
Industrials — 9.3%
Development Investment Construction JSC *	102,280	113,482
Gelex Group JSC *	145,500	128,076
Ha Do Group JSC *	52,110	55,897
Hoang Huy Investment Financial Services JSC	117,116	63,293
IDICO JSC	55,140	119,649
PC1 Group JSC *	52,951	64,820
Tasco JSC *	58,800	46,222
Vietjet Aviation JSC *	55,400	237,250
Vietnam Construction and Import-Export JSC *	89,741	93,874
Viettel Construction Joint Stock	13,800	51,584
		974,147
Information Technology — 0.6%
Digiworld	28,120	62,284

Materials — 14.9%
Duc Giang Chemicals JSC	63,380	234,577
Hoa Phat Group JSC *	965,640	1,097,094
Hoa Sen Group *	104,030	97,535
PetroVietNam Ca Mau Fertilizer JSC	45,500	58,959
Petrovietnam Fertilizer & Chemicals JSC	53,700	72,003
		1,560,168
Real Estate — 27.6%
CEO Group JSC *	86,000	75,349
Dat Xanh Group JSC *	123,666	93,667
Khang Dien House Trading and Investment JSC *	136,436	172,605
Kinh Bac City Development Holding *	127,800	158,278
Kosy JSC *	29,900	48,109

Schedule of Investments (Unaudited)	January 31, 2024

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Nam Long Investment	32,700	$51,544
Novaland Investment Group *	299,491	204,770
Phat Dat Real Estate Development *	114,089	130,788
Sai Gon VRG Investment	13,700	43,470
Van Phu - Invest Investment JSC	33,220	75,077
Vincom Retail JSC *	317,100	291,459
Vingroup JSC *	387,900	674,954
Vinhomes JSC *	516,600	877,744
		2,897,814
Utilities — 1.9%
PetroVietnam Gas JSC	23,720	73,224
PetroVietnam Nhon Trach 2 Power JSC	34,600	36,406
PetroVietnam Power *	200,000	92,937
		202,567

TOTAL VIETNAM		10,484,659
TOTAL COMMON STOCK (Cost $10,879,652)		10,484,659
TOTAL INVESTMENTS — 99.9% (Cost $10,879,652)		$10,484,659

Percentages are based on Net Assets of $10,494,200.

*	Non-income producing security.

As of January 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	January 31, 2024

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

GLX-QH-002-2500

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 13.5%
Materials — 13.5%
Core Lithium * (A)	21,993,961	$2,835,135
IGO	8,564,411	42,801,107
Latin Resources *	25,073,117	2,817,688
Liontown Resources * (A)	14,401,280	9,805,597
Mineral Resources	1,945,042	77,082,161
Pilbara Minerals (A)	33,267,295	78,069,528
Sayona Mining * (A)	93,206,566	2,464,576

TOTAL AUSTRALIA		215,875,792
BRAZIL — 0.8%
Materials — 0.8%
Sigma Lithium * (A)	627,676	12,591,181

CANADA — 1.4%
Materials — 1.4%
Lithium Americas * (A)	1,793,907	7,868,190
Lithium Americas Argentina * (A)	1,375,671	6,136,746
Patriot Battery Metals * (A)	1,147,910	5,911,171
Standard Lithium * (A)	1,640,997	2,284,536

TOTAL CANADA		22,200,643
CHILE — 4.3%
Industrials — 4.3%
Sociedad Quimica y Minera de Chile ADR (A)	1,628,028	68,491,138

CHINA — 36.1%
Consumer Discretionary — 3.6%
BYD, Cl H	2,621,974	58,461,744

Industrials — 12.9%
Contemporary Amperex Technology, Cl A	3,199,009	67,599,394
Eve Energy, Cl A	13,258,688	64,281,636
Jiangxi Special Electric Motor, Cl A *	15,508,577	19,543,267
Sunwoda Electronic, Cl A	14,943,791	24,310,195

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wuxi Lead Intelligent Equipment, Cl A	10,808,136	$29,921,739
		205,656,231
Information Technology — 4.8%
NAURA Technology Group, Cl A	2,405,641	76,377,433

Materials — 14.8%
Ganfeng Lithium Group, Cl A	12,026,440	57,050,023
Guangzhou Tinci Materials Technology, Cl A	12,676,578	33,009,253
Shanghai Putailai New Energy Technology, Cl A	9,298,611	21,335,592
Sinomine Resource Group, Cl A	5,691,707	24,746,552
Tianqi Lithium, Cl A	10,577,541	68,563,734
Yunnan Energy New Material, Cl A	5,202,859	30,816,661
		235,521,815
TOTAL CHINA		576,017,223
FRANCE — 0.4%
Materials — 0.4%
Eramet	88,224	6,152,488

JAPAN — 11.3%
Consumer Discretionary — 4.6%
Panasonic Holdings	7,632,056	73,540,283

Information Technology — 6.7%
TDK	2,089,504	106,379,947

TOTAL JAPAN		179,920,230
JERSEY — 3.7%
Materials — 3.7%
Arcadium Lithium * (A)	4,912,476	24,022,008
Arcadium Lithium CDI *	6,747,034	34,699,898

TOTAL JERSEY		58,721,906

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.5%
Materials — 0.5%
AMG Critical Materials	343,314	$7,359,659

SOUTH KOREA — 9.6%
Industrials — 4.1%
LG Energy Solution *	230,343	65,755,579

Information Technology — 5.5%
L&F	279,867	30,090,971
Samsung SDI	208,653	58,234,925
		88,325,896
TOTAL SOUTH KOREA		154,081,475
UNITED STATES — 18.3%
Consumer Discretionary — 5.7%
Lucid Group * (A)	9,339,785	31,568,473
Tesla *	317,111	59,391,719
		90,960,192
Industrials — 2.8%
EnerSys	461,942	44,147,797

Materials — 9.8%
Albemarle	1,341,226	153,892,271
Piedmont Lithium *	199,334	3,045,824
		156,938,095
TOTAL UNITED STATES		292,046,084
TOTAL COMMON STOCK (Cost $2,070,342,500)		1,593,457,819

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 10.9%
BNP Paribas
5.210%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $173,588,757 (collateralized by U.S. Treasury Obligations, ranging in par value $3,971,185 - $22,366,448, 5.450%, 04/30/25, with a total market value of $177,109,297)

(Cost $173,563,638)	$173,563,638	$173,563,638
TOTAL INVESTMENTS — 110.8% (Cost $2,243,906,138)		$1,767,021,457

Percentages are based on Net Assets of $1,594,982,378.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $176,758,527.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $173,563,638. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,593,457,819	$—	$—	$1,593,457,819
Repurchase Agreement	—	173,563,638	—	173,563,638
Total Investments in Securities	$1,593,457,819	$173,563,638	$—	$1,767,021,457

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 95.7%
ARGENTINA — 1.1%
Materials — 1.1%
Loma Negra Cia Industrial Argentina ADR	1,102,456	$7,816,413

AUSTRALIA — 8.8%
Energy — 3.5%
New Hope	1,984,749	7,084,922
Woodside Energy Group	384,588	8,239,682
Yancoal Australia (A)	2,681,957	10,619,751
		25,944,355
Financials — 2.9%
Helia Group	2,314,935	7,544,343
Magellan Financial Group	1,174,567	7,042,402
Platinum Asset Management	8,326,551	6,467,534
		21,054,279
Industrials — 1.2%
McMillan Shakespeare	763,747	8,699,023

Materials — 1.2%
Fortescue	460,374	9,093,417

TOTAL AUSTRALIA		64,791,074
BELGIUM — 1.1%
Communication Services — 1.1%
Proximus	860,641	8,224,983

BRAZIL — 4.0%
Consumer Discretionary — 0.7%
Mahle-Metal Leve	748,700	5,157,910

Consumer Staples — 0.9%
BrasilAgro - Brasileira de Propriedades Agricolas	1,344,020	6,707,724

Materials — 1.1%
Cia Siderurgica Nacional	2,282,700	8,190,943

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.3%
CPFL Energia	1,339,411	$9,829,196

TOTAL BRAZIL		29,885,773
CHINA — 11.6%
Consumer Discretionary — 0.6%
China Yongda Automobiles Services Holdings	17,845,061	4,588,388

Energy — 2.5%
China Petroleum & Chemical, Cl H	16,669,500	8,657,542
China Shenhua Energy, Cl H	2,602,900	9,839,227
		18,496,769
Financials — 2.5%
China Everbright Bank, Cl H	28,831,000	8,556,451
Chongqing Rural Commercial Bank, Cl H	25,946,700	10,090,245
		18,646,696
Industrials — 2.1%
Shanghai Industrial Holdings	7,398,700	9,067,069
Sinotrans, Cl H	15,927,000	6,641,980
		15,709,049
Materials — 3.3%
China National Building Material, Cl H	15,780,000	5,551,185
Fufeng Group (A)	12,508,300	6,784,380
Shougang Fushan Resources Group	30,190,200	11,933,572
		24,269,137
Real Estate — 0.6%
Midea Real Estate Holding	7,496,374	4,008,423

TOTAL CHINA		85,718,462
DENMARK — 2.0%
Industrials — 2.0%
AP Moller - Maersk, Cl B	3,593	6,663,109
D/S Norden	150,530	8,156,323

TOTAL DENMARK		14,819,432

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 0.9%
Financials — 0.9%
Coface	472,155	$6,426,355

GERMANY — 0.8%
Financials — 0.8%
Deutsche Pfandbriefbank (A)	923,376	5,621,901

HONG KONG — 5.1%
Communication Services — 2.0%
HKBN	13,571,210	5,642,193
PCCW	17,466,100	9,026,581
		14,668,774
Industrials — 1.9%
Orient Overseas International	952,600	14,184,354

Information Technology — 1.2%
VTech Holdings	1,478,400	8,567,146

TOTAL HONG KONG		37,420,274
INDONESIA — 2.6%
Energy — 2.6%
Adaro Energy	45,815,900	6,968,198
Bukit Asam	30,334,400	5,017,287
Indo Tambangraya Megah	4,029,900	6,908,035

TOTAL INDONESIA		18,893,520
ITALY — 2.0%
Communication Services — 0.9%
MFE-MediaForEurope, Cl A	2,653,508	6,808,153

Financials — 1.1%
BFF Bank	731,414	7,960,861

TOTAL ITALY		14,769,014

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
KUWAIT — 1.0%
Consumer Discretionary — 1.0%
Humansoft Holding KSC	671,680	$7,496,351

MEXICO — 0.8%
Materials — 0.8%
Alpek, Cl A	8,988,022	6,091,268

NEW ZEALAND — 0.9%
Materials — 0.9%
Fletcher Building	2,304,072	6,410,601

NORWAY — 2.4%
Energy — 2.4%
FLEX LNG	267,071	8,004,118
SFL	773,261	9,410,586

TOTAL NORWAY		17,414,704
POLAND — 1.0%
Materials — 1.0%
Grupa Kety	44,968	7,699,381

PORTUGAL — 1.2%
Materials — 1.2%
Portucel	2,131,613	8,845,059

RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC *	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PJSC *(B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *	209,143,887	—

TOTAL RUSSIA		—

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 2.3%
Energy — 1.4%
BW LPG	871,293	$10,815,545

Real Estate Investment Trusts — 0.9%
Cambridge Industrial Trust ‡	28,102,500	6,519,082

TOTAL SINGAPORE		17,334,627
SOUTH AFRICA — 4.2%
Energy — 0.9%
Exxaro Resources	679,537	6,842,228

Materials — 0.9%
African Rainbow Minerals	697,969	6,960,645

Real Estate — 2.4%
Equites Property Fund ‡	11,082,836	8,574,878
Redefine Properties ‡	40,196,844	9,012,479
		17,587,357
TOTAL SOUTH AFRICA		31,390,230
SPAIN — 0.8%
Utilities — 0.8%
Enagas	357,449	5,859,119

TAIWAN — 1.8%
Industrials — 0.8%
Wisdom Marine Lines	3,807,000	6,239,688

Information Technology — 1.0%
Raydium Semiconductor	594,000	7,145,194

TOTAL TAIWAN		13,384,882
THAILAND — 0.9%
Industrials — 0.9%
Regional Container Lines NVDR	9,176,476	6,531,069

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 2.1%
Energy — 1.1%
Dana Gas PJSC	42,112,226	$8,473,008

Materials — 1.0%
Fertiglobe	9,406,498	7,145,246

TOTAL UNITED ARAB EMIRATES		15,618,254
UNITED KINGDOM — 1.8%
Energy — 0.7%
Diversified Energy	424,465	4,953,993

Financials — 1.1%
M&G	2,811,362	8,023,052

TOTAL UNITED KINGDOM		12,977,045
UNITED STATES — 34.5%
Consumer Staples — 1.2%
JBS	1,839,817	8,724,153

Energy — 5.4%
Berry	953,277	6,396,489
Civitas Resources	103,197	6,688,198
Equitrans Midstream	729,566	7,434,278
Kimbell Royalty Partners	449,926	6,757,888
Kinetik Holdings, Cl A	192,241	6,251,677
Sitio Royalties, Cl A	295,937	6,312,336
		39,840,866
Financials — 20.7%
AGNC Investment ‡	647,344	6,136,821
Annaly Capital Management ‡	347,699	6,672,344
Apollo Commercial Real Estate Finance ‡	613,254	6,843,915
Arbor Realty Trust ‡	488,126	6,492,076
Ares Commercial Real Estate ‡	646,936	6,152,361
B Riley Financial (A)	203,502	4,766,017
Blackstone Mortgage Trust, Cl A ‡	346,299	6,835,942
BrightSpire Capital, Cl A ‡	929,774	6,647,884
Chimera Investment ‡	1,225,443	5,882,127

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Claros Mortgage Trust ‡	506,618	$5,947,695
Dynex Capital ‡	514,318	6,295,252
Ellington Financial ‡	633,233	7,731,775
Franklin BSP Realty Trust ‡	468,354	6,004,298
KKR Real Estate Finance Trust ‡	488,072	5,974,001
MFA Financial ‡	683,280	7,563,910
New York Mortgage Trust ‡	741,157	5,810,671
PennyMac Mortgage Investment Trust ‡	544,903	7,813,909
Ready Capital ‡	1,295,694	12,140,653
Redwood Trust ‡	879,355	5,900,472
Rithm Capital ‡	767,506	8,212,314
Starwood Property Trust ‡	343,405	6,981,424
TPG RE Finance Trust ‡	777,792	4,736,753
Two Harbors Investment ‡	443,497	5,525,973
		153,068,587

Real Estate — 7.2%
Brandywine Realty Trust ‡	1,093,930	5,185,228
Gladstone Commercial ‡	482,678	6,187,932
Global Net Lease ‡	997,726	8,430,785
Medical Properties Trust ‡	864,475	2,679,872
Omega Healthcare Investors ‡	257,112	7,456,248
Sabra Health Care ‡	601,894	8,029,266
SL Green Realty ‡	162,676	7,312,286
Uniti Group ‡	1,586,365	8,344,280
		53,625,897
TOTAL UNITED STATES		255,259,503
TOTAL COMMON STOCK (Cost $764,247,611)		706,699,294

PREFERRED STOCK — 3.5%
BRAZIL — 3.5%
Materials — 1.9%
Gerdau (C)	1,630,908	6,944,669
Metalurgica Gerdau, Cl A (C)	3,535,500	7,090,892
		14,035,561

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 1.6%
Cia Paranaense de Energia (C)	5,711,485	$11,709,405
TOTAL BRAZIL		25,744,966
TOTAL PREFERRED STOCK (Cost $24,667,362)		25,744,966
	Face Amount
REPURCHASE AGREEMENTS(D) — 1.2%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $2,096,818 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $222 - $2,605,356, 1.947% - 7.620%, 01/01/26 - 12/20/73, with a total market value of $2,138,438)	$2,096,508	2,096,508
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $2,096,818 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,092 - $317,676, 2.000% - 7.500%, 11/01/32 - 12/20/69, with a total market value of $2,138,438)	2,096,508	2,096,508
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $535,359 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $62 - $330,344, 2.000% - 6.000%, 09/15/39 - 10/20/62, with a total market value of $545,986)	535,280	535,280
HSBC Securities 5.310%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $2,096,817 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $446 - $1,226,089, 1.500% - 8.000%, 09/01/28 - 02/01/54, with a total market value of $2,138,438)	2,096,508	2,096,508

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $2,096,818 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,577 - $377,371, 0.000% - 6.500%, 02/06/24 - 05/15/65, with a total market value of $2,138,438)	$2,096,508	$2,096,508

TOTAL REPURCHASE AGREEMENTS (Cost $8,921,312)		8,921,312
TOTAL INVESTMENTS — 100.4% (Cost $797,836,285)		$741,365,572

Percentages are based on Net Assets of $738,724,519.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $9,293,231.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $8,291,312. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $1,000,283.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$706,699,294	$—	$—	^	$706,699,294
Preferred Stock	25,744,966	—	—		25,744,966
Repurchase Agreements	—	8,921,312	—		8,921,312
Total Investments in Securities	$732,444,260	$8,921,312	$—		$741,365,572

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X SuperDividend® ETF

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 27.2%
Communication Services — 27.2%
Baidu ADR *	57,257	$6,029,735
Bilibili ADR * (A)	174,121	1,579,278
Hello Group ADR	99,429	583,648
HUYA ADR *	29,801	91,489
JOYY ADR	21,727	666,150
Kuaishou Technology, Cl B *	1,688,488	8,445,410
Meitu (A)	1,949,200	578,483
NetEase ADR	66,077	6,451,758
Tencent Holdings	374,127	12,950,688
Tencent Music Entertainment Group ADR *	443,635	4,170,169
Weibo ADR	50,563	409,560

TOTAL CHINA		41,956,368
GERMANY — 1.0%
Communication Services — 1.0%
United Internet	55,755	1,472,911

JAPAN — 4.6%
Communication Services — 4.6%
DeNA	50,451	515,468
giftee * (A)	12,727	142,180
Gree	35,698	143,598
Kakaku.com	89,485	1,033,661
MIXI	25,715	446,307
Nexon	293,536	4,749,189

TOTAL JAPAN		7,030,403
SOUTH KOREA — 15.4%
Communication Services — 15.4%
AfreecaTV	5,733	447,162
Com2uSCorp	5,064	173,587
Kakao	206,642	8,128,502
NAVER *	99,673	14,973,541

TOTAL SOUTH KOREA		23,722,792

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online *	82,426	$117,847

UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR *	68,533	351,574

UNITED KINGDOM — 0.3%
Communication Services — 0.3%
Trustpilot Group *	238,727	546,299

UNITED STATES — 50.8%
Communication Services — 48.2%
Alphabet, Cl A *	49,082	6,876,388
Angi, Cl A *	51,384	121,780
Bumble, Cl A *	69,355	951,551
IAC *	52,613	2,641,699
Match Group *	195,165	7,490,433
Meta Platforms, Cl A *	44,578	17,391,661
Nextdoor Holdings *	92,942	141,272
Pinterest, Cl A *	404,979	15,174,563
Rumble * (A)	55,325	378,976
Snap, Cl A *	710,160	11,284,442
Spotify Technology *	43,595	9,388,183
Vimeo *	100,564	399,239
Yelp, Cl A *	45,231	1,977,952
		74,218,139
Consumer Discretionary — 0.1%
Groupon, Cl A * (A)	10,482	143,184

Industrials — 0.4%
Fiverr International *	23,338	628,259

Information Technology — 2.1%
Life360, CDI *	72,797	372,950
Sprinklr, Cl A *	74,265	926,827

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sprout Social, Cl A *	33,210	$2,036,770
		3,336,547
TOTAL UNITED STATES		78,326,129
TOTAL COMMON STOCK (Cost $216,121,722)		153,524,323

	Face Amount
U.S. TREASURY OBLIGATION — 12.8%
U.S. Treasury Bill 5.234%, 06/04/24(B)	$20,000,000	19,658,140
TOTAL U.S. TREASURY OBLIGATION (Cost $19,659,858)		19,658,140

REPURCHASE AGREEMENTS(C) — 1.1%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $405,762 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $43 - $504,171, 1.947% - 7.620%, 01/01/26 - 12/20/73, with a total market value of $413,816)	405,702	405,702
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $405,762 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $211 - $61,475, 2.000% - 7.500%, 11/01/32 - 12/20/69, with a total market value of $413,816)	405,702	405,702
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $103,601 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $12 - $63,927, 2.000% - 6.000%, 09/15/39 - 10/20/62, with a total market value of $105,658)	103,586	103,586

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities 5.310%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $405,762 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $86 - $237,265, 1.500% - 8.000%, 09/01/28 - 02/01/54, with a total market value of $413,816)	$405,702	$405,702
Nomura Securities International 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $405,762 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $305 - $73,026, 0.000% - 6.500%, 02/06/24 - 05/15/65, with a total market value of $413,816)	405,702	405,702

TOTAL REPURCHASE AGREEMENTS (Cost $1,726,394)		1,726,394
TOTAL INVESTMENTS — 113.5% (Cost $237,507,974)		$174,908,857

Percentages are based on Net Assets of $154,049,315.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $1,616,843.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $1,726,394. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Social Media ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$153,524,323	$—	$—	$153,524,323
U.S. Treasury Obligation	—	19,658,140	—	19,658,140
Repurchase Agreements	—	1,726,394	—	1,726,394
Total Investments in Securities	$153,524,323	$21,384,534	$—	$174,908,857

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.5%
CAMEROON — 1.5%
Energy — 1.5%
Golar LNG	32,682	$712,794

CANADA — 3.4%
Industrials — 3.4%
Canadian National Railway	6,370	790,135
Canadian Pacific Kansas City	10,169	818,299

TOTAL CANADA		1,608,434
CHINA — 1.3%
Consumer Discretionary — 1.3%
Alibaba Group Holding ADR	8,376	604,496

DENMARK — 2.2%
Health Care — 2.2%
Ascendis Pharma ADR *	7,828	1,017,092

UNITED KINGDOM — 2.3%
Health Care — 2.3%
Immunocore Holdings ADR *	15,181	1,097,435

UNITED STATES — 87.8%
Communication Services — 5.1%
Liberty Broadband, Cl C *	8,599	674,592
Liberty Global *	41,345	865,764
Meta Platforms, Cl A *	2,186	852,846
		2,393,202
Consumer Discretionary — 14.5%
Amazon.com *	5,081	788,571
Asbury Automotive Group *	3,266	682,790
Chipotle Mexican Grill, Cl A *	337	811,756
Dutch Bros, Cl A *	25,217	677,076
Expedia Group *	5,583	828,126
Home Depot	2,361	833,339
Lithia Motors, Cl A	2,579	760,418
SeaWorld Entertainment *	14,745	728,403

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Vail Resorts	3,239	$719,058
		6,829,537
Consumer Staples — 4.9%
Albertsons, Cl A	33,964	720,716
Mondelez International, Cl A	10,394	782,356
Post Holdings *	8,509	790,231
		2,293,303
Energy — 2.8%
Chesapeake Energy	8,762	675,638
Texas Pacific Land	433	632,756
		1,308,394
Financials — 13.8%
Arch Capital Group *	8,799	725,302
First American Financial	12,887	777,730
Fiserv *	5,809	824,123
KKR	10,957	948,657
LPL Financial Holdings	3,285	785,739
S&P Global	1,810	811,514
Visa, Cl A	2,932	801,198
Wells Fargo	16,985	852,307
		6,526,570
Health Care — 16.1%
Amicus Therapeutics *	68,269	848,583
Eli Lilly	1,239	799,911
Jazz Pharmaceuticals *	5,800	711,776
MoonLake Immunotherapeutics, Cl A * (A)	18,540	1,036,015
Revvity	8,162	874,803
Royalty Pharma, Cl A	26,923	764,344
Tenet Healthcare *	12,408	1,026,638
United Therapeutics *	3,173	681,497
Universal Health Services, Cl B	5,475	869,485
		7,613,052
Industrials — 9.6%
Avis Budget Group	3,775	618,005
Carrier Global	13,898	760,359

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Delta Air Lines	20,347	$796,382
Ferguson	4,443	834,662
General Electric	6,255	828,287
Hertz Global Holdings *	82,782	691,230
		4,528,925
Information Technology — 8.7%
Apple	3,870	713,628
GoDaddy, Cl A *	7,902	842,827
Microsoft	1,973	784,426
NVIDIA	1,492	917,983
Snowflake, Cl A *	4,464	873,337
		4,132,201
Materials — 5.3%
Ashland Global Holdings	9,472	886,769
International Flavors & Fragrances	9,832	793,246
Sherwin-Williams	2,748	836,436
		2,516,451
Real Estate — 5.5%
American Tower ‡	3,714	726,644
ProLogis ‡	6,585	834,254
Zillow Group, Cl C *	17,953	1,020,448
		2,581,346
Utilities — 1.5%
PG&E	41,546	700,881

TOTAL UNITED STATES		41,423,862
TOTAL COMMON STOCK (Cost $42,882,896)		46,464,113

MASTER LIMITED PARTNERSHIP — 1.4%
UNITED STATES — 1.4%
Industrials — 1.4%
Icahn Enterprises	37,267	680,123

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — continued
Industrials — continued
TOTAL MASTER LIMITED PARTNERSHIP (Cost $992,223)		$680,123
	Face Amount
REPURCHASE AGREEMENT(B) — 1.1%
BNP Paribas
5.210%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $502,255 (collateralized by U.S. Treasury Obligations, ranging in par value $11,490 - $64,714, 5.450%, 04/30/25, with a total market value of $512,444)

(Cost $502,183)	$502,183	502,183
TOTAL INVESTMENTS — 101.0% (Cost $44,377,302)		$47,646,419

Percentages are based on Net Assets of $47,196,437.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $530,860.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $502,183. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Guru® Index ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,464,113	$—	$—	$46,464,113
Master Limited Partnership	680,123	—	—	680,123
Repurchase Agreement	—	502,183	—	502,183
Total Investments in Securities	$47,144,236	$502,183	$—	$47,646,419

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 98.0%
UNITED STATES — 98.0%
Communication Services — 8.5%
AT&T, 5.000%	198,925	$4,416,135
AT&T, 4.750%	292,747	6,171,107
Telephone and Data Systems, 6.000%	114,747	1,892,178
United States Cellular, 6.250%	83,143	1,734,363
		14,213,783
Consumer Discretionary — 3.5%
Ford Motor, 6.500%	99,824	2,480,626
Ford Motor, 6.000%	134,017	3,362,487
		5,843,113
Financials — 80.3%
AGNC Investment, 6.125%, CME Term SOFR + 4.697% ‡ (A)	95,946	2,215,393
Allstate, 7.375%	100,442	2,734,031
Allstate, 5.100%	190,677	4,530,486
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	68,441	1,854,067
Apollo Global Management, 6.750%	105,226	6,147,303
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	78,250	2,038,412
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	94,849	2,365,534
Athene Holding, 6.350%, US0003M + 4.253% (A)	134,477	3,197,863
Banc of California, 7.750%, H15T5Y + 4.820% (A)	85,391	1,921,298
Bank of America, 7.250% *	9,361	11,400,294
Bank of America, 5.000%	161,652	3,667,884
Bank of America, 4.750%	84,704	1,815,207
Brighthouse Financial, 5.375%	95,656	1,959,991
Capital One Financial, 5.000%	250,934	5,098,979
Capital One Financial, 4.800%	199,352	3,865,435
Capital One Financial, 4.375%	112,234	2,007,866
Enstar Group, 7.000%, US0003M + 4.015% (A)	66,491	1,691,531
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	53,941	1,311,845
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	91,561	2,473,978
JPMorgan Chase, 4.750%	150,722	3,359,593
JPMorgan Chase, 4.625%	309,484	6,592,009

Schedules of Investments	January 31, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
JPMorgan Chase, 4.550%	250,930	$5,256,984
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	99,755	2,229,524
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	83,181	1,990,521
Lincoln National, 9.000%	83,274	2,349,160
MetLife, 4.750%	167,504	3,603,011
Morgan Stanley, 6.500%	165,811	4,420,521
Morgan Stanley, 6.375%,(A)	165,778	4,159,370
Morgan Stanley, 5.850%,(A)	165,758	4,094,223
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	85,638	1,735,026
Regions Financial, Ser B, 6.375%, TSFE3M + 3.798% (A)	83,220	2,028,071
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	117,238	3,078,670
State Street, 5.350%, TSFR3M + 3.971% (A)	83,230	2,014,998
Synchrony Financial, 5.625%	124,781	2,409,521
Truist Financial, 4.750%	154,828	3,331,899
US Bancorp, 4.000%	124,775	2,289,621
Wells Fargo, 7.500% *	10,201	12,343,210
Wells Fargo, 4.700%	119,767	2,476,782
Wells Fargo, 4.375%	107,426	2,080,842
		134,140,953
Industrials — 3.8%
Chart Industries, 6.750%	33,474	1,667,674
Clarivate, 5.250%	59,768	2,200,658
WESCO International, 10.625%, H15T5Y + 10.325% (A)	89,628	2,402,927
		6,271,259
Utilities — 1.9%
Sempra, 5.750%	126,895	3,138,113
TOTAL UNITED STATES		163,607,221
TOTAL PREFERRED STOCK (Cost $160,937,451)		163,607,221

Schedules of Investments	January 31, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
EXCHANGE TRADED FUND — 1.8%
Global X U.S. Preferred ETF	150,000	$3,015,000

TOTAL EXCHANGE TRADED FUND (Cost $3,015,904)		3,015,000
TOTAL INVESTMENTS — 99.8% (Cost $163,953,355)		$166,622,221

Percentages are based on Net Assets of $166,941,430.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$69,178,259	$94,428,962	$—	$163,607,221
Exchange Traded Fund	3,015,000	—	—	3,015,000
Total Investments in Securities	$72,193,259	$94,428,962	$—	$166,622,221

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 81.1%
NORWAY — 1.2%
Energy — 1.2%
SFL	573,521	$6,979,751

UNITED STATES — 79.9%
Communication Services — 8.7%
AT&T	680,571	12,039,301
Cogent Communications Holdings	200,718	15,495,430
Telephone and Data Systems	538,540	10,345,353
Verizon Communications	340,142	14,405,014
		52,285,098
Consumer Staples — 13.4%
Altria Group	284,605	11,418,352
B&G Foods	1,097,644	11,042,299
Kraft Heinz	342,121	12,702,953
Philip Morris International	134,416	12,211,694
Universal	256,270	14,850,846
Vector Group	951,108	9,958,101
Walgreens Boots Alliance	372,405	8,405,181
		80,589,426
Energy — 9.3%
Chesapeake Energy	169,201	13,047,089
Chord Energy	39,735	6,109,654
Coterra Energy	454,390	11,305,223
Kinder Morgan	764,434	12,934,223
Pioneer Natural Resources	52,982	12,176,853
		55,573,042
Financials — 15.2%
AGNC Investment ‡	1,201,505	11,390,267
Blackstone Mortgage Trust, Cl A ‡	289,880	5,722,231
Dynex Capital ‡	559,869	6,852,797
Ellington Financial ‡	842,043	10,281,345
KKR Real Estate Finance Trust ‡	891,824	10,915,926
New York Community Bancorp	1,454,189	9,408,603
TFS Financial	947,649	12,622,685
Virtu Financial, Cl A	674,957	11,332,528

Schedules of Investments	January 31, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Western Union	989,427	$12,437,097
		90,963,479
Health Care — 2.5%
AbbVie	90,244	14,836,113

Industrials — 9.0%
3M	120,850	11,402,197
Ennis	625,835	12,748,259
National Presto Industries	176,830	13,999,631
PACCAR	154,886	15,549,006
		53,699,093
Information Technology — 3.1%
International Business Machines	101,162	18,579,413

Materials — 6.3%
Dow	123,223	6,604,753
International Paper	284,529	10,194,674
Kronos Worldwide	1,229,737	11,448,851
LyondellBasell Industries, Cl A	99,706	9,384,329
		37,632,607
Real Estate — 6.9%
Alexander’s ‡	60,238	13,239,710
Easterly Government Properties, Cl A ‡	864,508	10,616,158
Iron Mountain ‡	259,719	17,536,227
		41,392,095
Utilities — 5.5%
Avangrid	331,028	10,056,630
Clearway Energy, Cl C	417,603	10,122,697
Duke Energy	137,248	13,152,476
		33,331,803
TOTAL UNITED STATES		478,882,169
TOTAL COMMON STOCK (Cost $524,506,075)		485,861,920

Schedules of Investments	January 31, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 18.5%
UNITED STATES — 18.5%
Energy — 13.9%
Black Stone Minerals	367,741	$6,030,953
CrossAmerica Partners	625,395	14,703,037
Global Partners	379,224	17,857,658
MPLX	391,144	15,078,601
NuStar Energy	589,080	12,959,760
USA Compression Partners	665,374	16,601,081
		83,231,090
Materials — 2.3%
Westlake Chemical Partners	578,308	13,520,841
Utilities — 2.3%
Suburban Propane Partners	698,972	13,853,625
TOTAL UNITED STATES		110,605,556
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $64,858,493)		110,605,556
TOTAL INVESTMENTS — 99.6% (Cost $589,364,568)		$596,467,476

Percentages are based on Net Assets of $598,920,565.

‡	Real Estate Investment Trust

As of January 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.7%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	17,974	$3,784,785

UNITED STATES — 101.6%
Communication Services — 9.0%
Alphabet, Cl A *	406,083	56,892,228
Alphabet, Cl C *	341,602	48,439,163
AT&T	485,346	8,585,771
Charter Communications, Cl A *	7,125	2,641,309
Comcast, Cl A	278,181	12,946,544
Electronic Arts	17,555	2,415,217
Fox, Cl A	19,662	635,082
Fox, Cl B	3,046	91,410
Interpublic Group	28,705	946,978
Live Nation Entertainment *	11,010	978,238
Match Group *	20,460	785,255
Meta Platforms, Cl A *	152,300	59,418,322
Netflix *	29,771	16,794,119
News, Cl A	23,626	582,145
News, Cl B	11,757	300,626
Omnicom Group	14,940	1,350,277
Paramount Global, Cl B	41,338	603,121
Take-Two Interactive Software *	11,704	1,930,341
T-Mobile US	34,899	5,626,766
Verizon Communications	290,882	12,318,853
Walt Disney	126,752	12,174,530
Warner Bros Discovery *	151,937	1,522,409
		247,978,704
Consumer Discretionary — 10.5%
Airbnb, Cl A *	28,962	4,174,583
Amazon.com *	624,693	96,952,354
Aptiv *	20,467	1,664,581
AutoZone *	1,227	3,389,133
Bath & Body Works	16,847	718,693
Best Buy	12,195	884,015
Booking Holdings *	2,355	8,260,092
BorgWarner	13,568	459,955
Caesars Entertainment *	15,696	688,583

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
CarMax *	11,417	$812,662
Carnival *	75,156	1,246,086
Chipotle Mexican Grill, Cl A *	1,926	4,639,291
Darden Restaurants	9,030	1,468,097
Domino’s Pizza	2,249	958,569
DR Horton	20,374	2,911,648
eBay	33,854	1,390,384
Etsy *	7,859	523,095
Expedia Group *	9,467	1,404,240
Ford Motor	274,511	3,217,269
Garmin	11,129	1,329,804
General Motors	95,921	3,721,735
Genuine Parts	9,142	1,281,983
Hasbro	9,289	454,697
Hilton Worldwide Holdings	18,180	3,471,653
Home Depot	68,356	24,126,934
Las Vegas Sands	21,947	1,073,647
Lennar, Cl A	17,357	2,600,946
LKQ	21,144	986,790
Lowe’s	39,807	8,472,522
Lululemon Athletica *	8,174	3,709,525
Marriott International, Cl A	16,860	4,041,848
McDonald’s	50,351	14,738,745
MGM Resorts International	15,073	653,716
Mohawk Industries *	4,907	511,555
NIKE, Cl B	84,688	8,598,373
Norwegian Cruise Line Holdings *	36,292	645,998
NVR *	234	1,655,618
O’Reilly Automotive *	3,944	4,034,909
Pool	2,952	1,095,930
PulteGroup	14,952	1,563,381
Ralph Lauren, Cl A	3,634	522,097
Ross Stores	23,847	3,345,257
Royal Caribbean Cruises *	15,707	2,002,642
Starbucks	78,836	7,334,113
Tapestry	13,254	514,123
Tesla *	189,522	35,495,575
TJX	78,850	7,483,653
Tractor Supply	7,658	1,719,987

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	3,037	$1,524,726
VF	28,182	463,876
Whirlpool	4,853	531,501
Wynn Resorts	6,059	572,151
Yum! Brands	19,444	2,517,804
		288,561,144
Consumer Staples — 6.3%
Altria Group	117,587	4,717,590
Archer-Daniels-Midland	37,408	2,079,137
Brown-Forman, Cl B	13,254	727,644
Bunge Global	10,291	906,534
Campbell Soup	16,145	720,551
Church & Dwight	18,270	1,824,259
Clorox	8,424	1,223,586
Coca-Cola	269,984	16,061,348
Colgate-Palmolive	58,265	4,905,913
Conagra Brands	35,551	1,036,312
Constellation Brands, Cl A	10,783	2,642,698
Costco Wholesale	30,226	21,003,443
Dollar General	14,584	1,926,109
Dollar Tree *	13,839	1,807,650
Estee Lauder, Cl A	16,132	2,129,263
General Mills	40,764	2,645,991
Hershey	10,974	2,123,908
Hormel Foods	24,367	740,026
J M Smucker	6,756	888,752
Kellanova	16,460	901,350
Kenvue	119,743	2,485,865
Keurig Dr Pepper	69,810	2,194,826
Kimberly-Clark	23,621	2,857,432
Kraft Heinz	55,021	2,042,930
Kroger	43,841	2,022,824
Lamb Weston Holdings	9,876	1,011,697
McCormick	18,546	1,264,095
Molson Coors Beverage, Cl B	11,978	740,121
Mondelez International, Cl A	91,880	6,915,808
Monster Beverage *	51,980	2,859,940
PepsiCo	95,360	16,071,021

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Philip Morris International	107,252	$9,743,844
Procter & Gamble	161,056	25,308,340
Sysco	33,833	2,738,105
Target	32,403	4,506,609
Tyson Foods, Cl A	19,259	1,054,623
Walgreens Boots Alliance	54,328	1,226,183
Walmart	99,010	16,361,402
		172,417,729
Energy — 3.9%
APA	20,337	637,158
Baker Hughes, Cl A	70,242	2,001,897
Chevron	119,633	17,637,493
ConocoPhillips	82,012	9,174,682
Coterra Energy	56,760	1,412,189
Devon Energy	40,830	1,715,677
Diamondback Energy	11,796	1,813,517
EOG Resources	41,111	4,678,021
EQT	26,827	949,676
Exxon Mobil	273,914	28,161,098
Halliburton	62,481	2,227,448
Hess	18,554	2,607,394
Kinder Morgan	134,619	2,277,753
Marathon Oil	46,199	1,055,647
Marathon Petroleum	25,791	4,270,990
Occidental Petroleum	42,469	2,444,940
ONEOK	39,147	2,671,783
Phillips 66	30,019	4,332,042
Pioneer Natural Resources	15,910	3,656,595
Schlumberger	100,483	4,893,522
Targa Resources	13,543	1,150,613
Valero Energy	23,065	3,203,729
Williams	85,061	2,948,214
		105,922,078
Financials — 13.4%
Aflac	37,852	3,192,438
Allstate	18,064	2,804,436
American Express	39,594	7,948,100

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American International Group	49,955	$3,472,372
Ameriprise Financial	7,155	2,767,769
Aon, Cl A	13,243	3,952,108
Arch Capital Group *	23,498	1,936,940
Arthur J Gallagher	15,211	3,531,386
Assurant	2,965	497,972
Bank of America	477,747	16,248,175
Bank of New York Mellon	54,192	3,005,488
Berkshire Hathaway, Cl B *	124,745	47,869,646
BlackRock, Cl A	9,717	7,523,970
Blackstone	48,849	6,079,258
Brown & Brown	17,560	1,361,954
Capital One Financial	25,774	3,487,738
Cboe Global Markets	7,161	1,316,550
Charles Schwab	100,691	6,335,478
Chubb	28,042	6,870,290
Cincinnati Financial	11,725	1,299,130
Citigroup	129,410	7,268,960
Citizens Financial Group	31,184	1,019,717
CME Group, Cl A	25,319	5,211,663
Comerica	11,397	599,254
Discover Financial Services	16,406	1,731,161
Everest Group	3,165	1,218,430
FactSet Research Systems	2,776	1,321,154
Fidelity National Information Services	41,098	2,558,761
Fifth Third Bancorp	42,306	1,448,557
Fiserv *	41,150	5,837,951
FleetCor Technologies *	5,031	1,458,638
Franklin Resources	16,184	430,980
Global Payments	17,835	2,376,157
Globe Life	6,976	856,792
Goldman Sachs Group	22,559	8,662,882
Hartford Financial Services Group	19,729	1,715,634
Huntington Bancshares	96,832	1,232,671
Intercontinental Exchange	40,297	5,131,017
Invesco	34,318	543,254
Jack Henry & Associates	4,635	768,622
JPMorgan Chase	197,955	34,515,434
KeyCorp	60,912	885,051

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	13,852	$1,009,257
M&T Bank	10,228	1,412,487
MarketAxess Holdings	2,745	619,025
Marsh & McLennan	33,268	6,448,669
Mastercard, Cl A	56,599	25,425,969
MetLife	44,067	3,054,724
Moody’s	10,962	4,297,542
Morgan Stanley	87,074	7,596,336
MSCI, Cl A	5,456	3,266,071
Nasdaq	25,516	1,474,059
Northern Trust	13,980	1,113,367
PayPal Holdings *	73,585	4,514,440
PNC Financial Services Group	27,991	4,232,519
Principal Financial Group	15,635	1,236,729
Progressive	39,450	7,031,963
Prudential Financial	25,123	2,636,156
Raymond James Financial	11,495	1,266,519
Regions Financial	62,651	1,169,694
S&P Global	22,440	10,060,974
State Street	21,842	1,613,469
Synchrony Financial	32,138	1,249,204
T Rowe Price Group	14,693	1,593,456
Travelers	16,089	3,400,571
Truist Financial	93,157	3,452,398
US Bancorp	109,566	4,551,372
Visa, Cl A	109,070	29,804,468
W R Berkley	13,524	1,107,345
Wells Fargo	251,663	12,628,449
Willis Towers Watson	6,784	1,670,899
Zions Bancorp	8,114	339,977
		367,572,046
Health Care — 12.9%
Abbott Laboratories	120,319	13,614,095
AbbVie	120,476	19,806,254
Agilent Technologies	21,175	2,754,868
Align Technology *	5,378	1,437,647
Amgen	37,075	11,651,190
Baxter International	38,417	1,486,354

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Becton Dickinson	20,459	$4,885,814
Biogen *	9,801	2,417,515
Bio-Rad Laboratories, Cl A *	1,574	505,081
Bio-Techne	9,626	676,900
Boston Scientific *	98,015	6,200,429
Bristol-Myers Squibb	140,174	6,850,303
Cardinal Health	16,283	1,777,941
Catalent *	8,721	450,352
Cencora	11,454	2,665,117
Centene *	34,534	2,600,756
Charles River Laboratories International *	3,541	765,847
Cigna Group	20,071	6,040,367
Cooper	3,627	1,352,980
CVS Health	86,859	6,459,704
Danaher	45,396	10,890,954
DaVita *	5,001	540,908
Dentsply Sirona	15,259	530,250
Dexcom *	27,069	3,284,823
Edwards Lifesciences *	42,515	3,336,152
Elevance Health	16,260	8,023,334
Eli Lilly	54,606	35,254,180
GE HealthCare Technologies	28,451	2,087,165
Gilead Sciences	84,162	6,586,518
HCA Healthcare	13,453	4,101,820
Henry Schein *	7,823	585,473
Hologic *	18,689	1,391,209
Humana	8,061	3,047,542
IDEXX Laboratories *	5,732	2,952,439
Illumina *	9,717	1,389,628
Incyte *	14,739	866,211
Insulet *	5,244	1,000,922
Intuitive Surgical *	23,806	9,003,905
IQVIA Holdings *	12,305	2,562,270
Johnson & Johnson	164,617	26,157,641
Laboratory Corp of America Holdings	5,436	1,208,423
McKesson	8,919	4,458,519
Medtronic	90,244	7,899,960
Merck	172,966	20,890,833
Mettler-Toledo International *	1,472	1,762,264

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	22,051	$2,228,254
Molina Healthcare *	3,478	1,239,698
Pfizer	390,408	10,572,249
Quest Diagnostics	7,531	967,206
Regeneron Pharmaceuticals *	7,194	6,782,359
ResMed	9,153	1,740,901
Revvity	8,391	899,347
Steris	6,041	1,322,677
Stryker	22,736	7,627,473
Teleflex	3,243	787,498
Thermo Fisher Scientific	26,761	14,423,644
UnitedHealth Group	63,318	32,402,353
Universal Health Services, Cl B	3,729	592,203
Vertex Pharmaceuticals *	17,362	7,524,344
Viatris	78,175	920,120
Waters *	4,419	1,403,960
West Pharmaceutical Services	4,985	1,859,555
Zimmer Biomet Holdings	13,100	1,645,360
Zoetis, Cl A	30,709	5,767,457
		354,919,515
Industrials — 8.7%
3M	38,645	3,646,156
A O Smith	8,025	622,820
Allegion	6,970	863,513
American Airlines Group *	41,341	588,282
AMETEK	15,554	2,520,526
Automatic Data Processing	27,804	6,833,667
Axon Enterprise *	4,597	1,144,929
Boeing *	39,265	8,286,486
Broadridge Financial Solutions	8,123	1,658,717
Builders FirstSource *	8,053	1,399,048
Carrier Global	56,909	3,113,491
Caterpillar	35,289	10,597,640
CH Robinson Worldwide	9,494	798,350
Cintas	6,020	3,639,511
Copart *	57,040	2,740,202
CSX	134,960	4,818,072
Cummins	9,563	2,288,426

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dayforce *	9,904	$688,526
Deere	18,378	7,233,213
Delta Air Lines	42,624	1,668,303
Dover	9,181	1,375,130
Eaton	26,974	6,637,762
Emerson Electric	40,059	3,674,612
Equifax	7,906	1,931,752
Expeditors International of Washington	9,428	1,191,039
Fastenal	39,646	2,705,047
FedEx	15,854	3,825,412
Fortive	21,951	1,716,129
Generac Holdings *	5,190	589,947
General Dynamics	16,049	4,252,825
General Electric	75,156	9,952,158
Honeywell International	45,459	9,194,537
Howmet Aerospace	25,378	1,427,766
Hubbell, Cl B	3,812	1,279,193
Huntington Ingalls Industries	2,087	540,366
IDEX	5,745	1,215,067
Illinois Tool Works	19,343	5,046,589
Ingersoll Rand	26,925	2,150,230
Jacobs Solutions	9,395	1,266,164
JB Hunt Transport Services	5,466	1,098,557
Johnson Controls International	47,281	2,491,236
L3Harris Technologies	13,126	2,735,721
Leidos Holdings	9,128	1,008,370
Lockheed Martin	15,232	6,540,773
Masco	16,468	1,108,132
Nordson	3,996	1,005,873
Norfolk Southern	16,028	3,770,427
Northrop Grumman	9,760	4,360,378
Old Dominion Freight Line	6,203	2,425,497
Otis Worldwide	28,690	2,537,344
PACCAR	35,517	3,565,552
Parker-Hannifin	9,132	4,241,814
Paychex	22,455	2,733,447
Paycom Software	3,843	731,092
Pentair	10,505	768,651
Quanta Services	10,005	1,941,470

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	13,663	$2,338,013
Robert Half	6,763	537,929
Rockwell Automation	7,704	1,951,269
Rollins	15,539	672,994
RTX	99,225	9,041,382
Snap-On	3,954	1,146,383
Southwest Airlines	39,608	1,183,883
Stanley Black & Decker	11,070	1,032,831
Textron	14,901	1,262,264
Trane Technologies	16,159	4,072,876
TransDigm Group	3,721	4,065,862
Uber Technologies *	142,025	9,269,972
Union Pacific	42,170	10,286,528
United Airlines Holdings *	22,633	936,554
United Parcel Service, Cl B	49,105	6,967,999
United Rentals	4,338	2,712,985
Veralto	16,408	1,258,304
Verisk Analytics, Cl A	9,784	2,363,130
Waste Management	25,896	4,807,074
Westinghouse Air Brake Technologies	13,312	1,751,460
WW Grainger	3,048	2,729,911
Xylem	15,994	1,798,365
		240,373,905
Information Technology — 29.9%
Accenture, Cl A	42,729	15,548,228
Adobe *	31,534	19,481,075
Advanced Micro Devices *	110,195	18,478,600
Akamai Technologies *	11,296	1,392,006
Amphenol, Cl A	41,945	4,240,639
Analog Devices	34,292	6,596,409
ANSYS *	5,690	1,865,353
Apple	1,005,125	185,345,050
Applied Materials	57,866	9,507,384
Arista Networks *	16,657	4,308,833
Autodesk *	15,035	3,816,033
Broadcom	30,067	35,479,060
Cadence Design Systems *	19,123	5,516,221
CDW	9,386	2,127,994

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	280,732	$14,087,132
Cognizant Technology Solutions, Cl A	35,165	2,711,925
Corning	50,213	1,631,420
Enphase Energy *	8,797	916,032
EPAM Systems *	4,296	1,194,761
F5 *	3,565	654,890
Fair Isaac *	1,684	2,018,830
First Solar *	7,438	1,088,179
Fortinet *	45,314	2,922,300
Gartner *	5,399	2,469,719
Gen Digital	41,120	965,498
Hewlett Packard Enterprise	96,700	1,478,543
HP	54,157	1,554,847
Intel	292,251	12,590,173
International Business Machines	63,171	11,601,986
Intuit	19,366	12,226,337
Jabil	8,236	1,031,888
Juniper Networks	20,282	749,623
Keysight Technologies *	12,727	1,950,540
KLA	9,209	5,470,514
Lam Research	9,135	7,537,928
Microchip Technology	38,153	3,249,873
Micron Technology	73,655	6,315,916
Microsoft	511,004	203,164,970
Monolithic Power Systems	3,472	2,092,644
Motorola Solutions	11,630	3,715,785
NetApp	12,570	1,096,104
NVIDIA	169,682	104,400,244
ON Semiconductor *	28,955	2,059,569
Oracle	108,530	12,122,801
Palo Alto Networks *	21,667	7,334,496
PTC *	8,863	1,601,101
Qorvo *	7,955	793,432
Qualcomm	77,040	11,441,210
Roper Technologies	7,538	4,047,906
Salesforce *	66,360	18,653,132
Seagate Technology Holdings	12,371	1,059,947
ServiceNow *	14,180	10,853,372
Skyworks Solutions	11,908	1,243,910

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	10,343	$5,516,439
TE Connectivity	22,001	3,128,322
Teledyne Technologies *	2,865	1,198,917
Teradyne	11,599	1,120,347
Texas Instruments	62,839	10,061,781
Trimble *	15,508	788,737
Tyler Technologies *	2,771	1,171,440
VeriSign *	5,306	1,055,257
Western Digital *	21,337	1,221,543
Zebra Technologies, Cl A *	3,844	920,830
		821,985,975
Materials — 2.3%
Air Products & Chemicals	15,742	4,025,387
Albemarle	7,549	866,172
Amcor	97,364	918,142
Avery Dennison	5,862	1,169,176
Ball	23,778	1,318,490
Celanese, Cl A	6,593	964,490
CF Industries Holdings	12,838	969,397
Corteva	49,368	2,245,257
Dow	47,106	2,524,882
DuPont de Nemours	27,655	1,709,079
Eastman Chemical	9,701	810,519
Ecolab	17,112	3,391,941
FMC	10,903	612,749
Freeport-McMoRan	100,731	3,998,013
International Flavors & Fragrances	19,171	1,546,716
International Paper	22,540	807,608
Linde	33,583	13,595,406
LyondellBasell Industries, Cl A	18,850	1,774,162
Martin Marietta Materials	4,445	2,259,927
Mosaic	21,830	670,399
Newmont	80,436	2,775,846
Nucor	17,378	3,248,469
Packaging Corp of America	6,612	1,096,799
PPG Industries	16,942	2,389,500
Sherwin-Williams	15,658	4,765,982
Steel Dynamics	9,712	1,172,141

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vulcan Materials	8,889	$2,009,003
Westrock	15,923	641,060
		64,276,712
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	11,539	1,395,065
American Tower ‡	31,462	6,155,540
AvalonBay Communities ‡	9,453	1,692,182
Boston Properties ‡	10,594	704,501
Camden Property Trust ‡	5,660	531,134
CBRE Group, Cl A *	20,176	1,741,391
CoStar Group *	28,412	2,371,834
Crown Castle ‡	30,510	3,302,708
Digital Realty Trust ‡	19,745	2,773,383
Equinix ‡	6,594	5,471,503
Equity Residential ‡	23,371	1,406,700
Essex Property Trust ‡	4,790	1,117,363
Extra Space Storage ‡	14,105	2,037,326
Federal Realty Investment Trust ‡	4,105	417,602
Healthpeak Properties ‡	34,640	640,840
Host Hotels & Resorts ‡	52,712	1,013,125
Invitation Homes ‡	34,676	1,141,881
Iron Mountain ‡	21,723	1,466,737
Kimco Realty ‡	40,496	818,019
Mid-America Apartment Communities ‡	7,424	938,245
ProLogis ‡	62,832	7,960,186
Public Storage ‡	10,913	3,090,452
Realty Income ‡	49,459	2,690,075
Regency Centers ‡	13,132	822,982
SBA Communications, Cl A ‡	7,641	1,710,514
Simon Property Group ‡	22,951	3,181,238
UDR ‡	19,434	700,013
Ventas ‡	27,180	1,260,880
VICI Properties, Cl A ‡	66,414	2,000,390
Welltower ‡	37,304	3,227,169
Weyerhaeuser ‡	47,975	1,572,141
		65,353,119

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.3%
AES	41,456	$691,486
Alliant Energy	15,731	765,470
Ameren	19,774	1,375,677
American Electric Power	36,042	2,816,322
American Water Works	12,814	1,589,192
Atmos Energy	11,016	1,255,163
CenterPoint Energy	47,449	1,325,725
CMS Energy	22,003	1,257,691
Consolidated Edison	23,921	2,174,419
Constellation Energy	22,533	2,749,026
Dominion Energy	58,389	2,669,545
DTE Energy	14,081	1,484,419
Duke Energy	52,713	5,051,487
Edison International	25,273	1,705,422
Entergy	14,745	1,470,961
Evergy	17,314	879,032
Eversource Energy	26,353	1,428,860
Exelon	69,459	2,417,868
FirstEnergy	38,042	1,395,381
NextEra Energy	138,269	8,106,711
NiSource	26,774	695,321
NRG Energy	14,255	756,085
PG&E	150,171	2,533,385
Pinnacle West Capital	6,555	451,640
PPL	50,801	1,330,986
Public Service Enterprise Group	34,625	2,007,904
Sempra	44,057	3,152,719
Southern	74,705	5,193,492
WEC Energy Group	20,825	1,681,827
Xcel Energy	38,154	2,284,280
		62,697,496
TOTAL UNITED STATES		2,792,058,423
TOTAL COMMON STOCK (Cost $2,298,098,642)		2,795,843,208
TOTAL INVESTMENTS — 101.7% (Cost $2,298,098,642)		$2,795,843,208

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

Value
WRITTEN OPTIONS — (1.8)% (Premiums Received $(43,181,560))	$(49,844,160)

Percentages are based on Net Assets of $2,748,837,153.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.8)%
Call Options
S&P 500 Index	(5,769)	$(2,769,120,000)	$4,800	02/16/24	$(49,844,160)

*	Non-income producing security.
‡	Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,795,843,208	$—	$—	$2,795,843,208
Total Investments in Securities	$2,795,843,208	$—	$—	$2,795,843,208

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(49,844,160)	$—	$—	$(49,844,160)
Total Other Financial Instruments	$(49,844,160)	$—	$—	$(49,844,160)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.6%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	31,498	$53,918,591

CHINA — 1.1%
Consumer Discretionary — 0.7%
PDD Holdings ADR *	416,430	52,832,474

Information Technology — 0.4%
NXP Semiconductors	160,666	33,831,440

TOTAL CHINA		86,663,914
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	54,744	47,617,426

UNITED KINGDOM — 0.5%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	279,747	19,274,568

Health Care — 0.3%
AstraZeneca ADR	357,385	23,816,137

TOTAL UNITED KINGDOM		43,090,705
UNITED STATES — 98.7%
Communication Services — 15.7%
Alphabet, Cl A *	1,428,434	200,123,603
Alphabet, Cl C *	1,381,846	195,945,763
Charter Communications, Cl A *	92,223	34,187,988
Comcast, Cl A	2,503,468	116,511,401
Electronic Arts	165,088	22,712,807
Meta Platforms, Cl A *	852,327	332,526,856
Netflix *	272,871	153,929,260
Sirius XM Holdings	2,338,717	11,904,069
Take-Two Interactive Software *	104,049	17,160,802
T-Mobile US	720,991	116,245,379
Trade Desk, Cl A *	273,121	18,689,670

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	1,489,997	$14,929,770
		1,234,867,368

Consumer Discretionary — 12.2%
Airbnb, Cl A *	271,038	39,067,417
Amazon.com *	2,494,326	387,119,395
Booking Holdings *	21,789	76,424,264
DoorDash, Cl A *	227,548	23,710,502
Lululemon Athletica *	75,677	34,343,736
Marriott International, Cl A	183,103	43,895,282
O’Reilly Automotive *	36,870	37,719,853
Ross Stores	211,092	29,611,986
Starbucks	708,642	65,924,965
Tesla *	1,161,433	217,524,787
		955,342,187
Consumer Staples — 6.6%
Costco Wholesale	276,031	191,808,421
Dollar Tree *	133,337	17,416,479
Keurig Dr Pepper	871,726	27,407,065
Kraft Heinz	764,669	28,392,160
Mondelez International, Cl A	848,422	63,860,724
Monster Beverage *	648,605	35,686,247
PepsiCo	857,145	144,454,647
Walgreens Boots Alliance	525,664	11,864,237
		520,889,980
Energy — 0.4%
Baker Hughes, Cl A	616,325	17,565,263
Diamondback Energy	109,403	16,819,617
		34,384,880
Financials — 0.5%
PayPal Holdings *	672,148	41,236,280

Health Care — 6.6%
Amgen	333,682	104,862,905
Biogen *	88,867	21,919,934
Dexcom *	240,907	29,234,064

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	279,055	$20,471,475
Gilead Sciences	776,849	60,796,203
IDEXX Laboratories *	51,031	26,285,047
Illumina *	96,830	13,847,658
Intuitive Surgical *	219,485	83,013,617
Moderna *	233,993	23,644,993
Regeneron Pharmaceuticals *	66,825	63,001,274
Vertex Pharmaceuticals *	160,616	69,607,762
		516,684,932
Industrials — 5.0%
Automatic Data Processing	256,399	63,017,746
Cintas	63,531	38,408,937
Copart *	598,667	28,759,963
CSX	1,231,945	43,980,437
Fastenal	350,674	23,926,487
Honeywell International	411,012	83,131,287
Old Dominion Freight Line	66,957	26,181,526
PACCAR	326,124	32,739,588
Paychex	225,206	27,414,326
Verisk Analytics, Cl A	88,889	21,469,360
		389,029,657
Information Technology — 50.2%
Adobe *	283,875	175,372,298
Advanced Micro Devices *	1,007,114	168,882,947
Analog Devices	309,378	59,511,952
ANSYS *	53,182	17,434,655
Apple	3,753,991	692,235,940
Applied Materials	521,495	85,681,629
Atlassian, Cl A *	95,116	23,757,123
Autodesk *	133,265	33,823,990
Broadcom	291,172	343,582,960
Cadence Design Systems *	169,596	48,921,662
CDW	82,005	18,592,174
Cisco Systems	2,533,267	127,119,338
Cognizant Technology Solutions, Cl A	307,678	23,728,127
Crowdstrike Holdings, Cl A *	141,924	41,512,770
Datadog, Cl A *	185,427	23,074,536

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	478,716	$30,872,395
GLOBALFOUNDRIES *	335,424	18,441,612
Intel	2,628,365	113,229,964
Intuit	174,513	110,175,292
KLA	84,736	50,336,573
Lam Research	82,151	67,788,541
Marvell Technology	537,898	36,415,695
Microchip Technology	337,269	28,728,573
Micron Technology	688,131	59,007,233
Microsoft	1,793,947	713,237,448
MongoDB, Cl A *	43,646	17,481,096
NVIDIA	596,214	366,832,588
ON Semiconductor *	263,826	18,765,943
Palo Alto Networks *	196,598	66,550,389
Qualcomm	693,841	103,042,327
Roper Technologies	66,634	35,782,458
Splunk *	103,026	15,801,098
Synopsys *	94,823	50,573,847
Texas Instruments	566,176	90,656,101
Workday, Cl A *	130,290	37,923,510
Zscaler *	90,925	21,428,295
		3,936,303,079
Real Estate — 0.3%
CoStar Group *	250,269	20,892,456

Utilities — 1.2%
American Electric Power	322,946	25,235,000
Constellation Energy	195,894	23,899,068
Exelon	610,371	21,247,015
Xcel Energy	338,150	20,245,040
		90,626,123
TOTAL UNITED STATES		7,740,256,942
TOTAL COMMON STOCK (Cost $5,609,190,139)		7,971,547,578
TOTAL INVESTMENTS — 101.6% (Cost $5,609,190,139)		$7,971,547,578

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

Value
WRITTEN OPTIONS — (1.7)%
(Premiums Received $(171,063,263))	$(136,564,375)

Percentages are based on Net Assets of $7,844,908,412.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.7)%
Call Options
Nasdaq-100	(4,649)	$(7,967,102,876)	$17,100	02/16/24	$(136,564,375)

*	Non-income producing security.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,971,547,578	$—	$—	$7,971,547,578
Total Investments in Securities	$7,971,547,578	$—	$—	$7,971,547,578

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(136,564,375)	$—	$—	$(136,564,375)
Total Other Financial Instruments	$(136,564,375)	$—	$—	$(136,564,375)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 91.9%
BRAZIL — 8.3%
Financials — 4.0%
Banco do Brasil	92,600	$1,057,916
BB Seguridade Participacoes	99,700	691,086
		1,749,002
Materials — 4.3%
Cia Siderurgica Nacional	304,351	1,092,094
Vale	59,035	809,579
		1,901,673
TOTAL BRAZIL		3,650,675
CHILE — 6.4%
Financials — 1.9%
Banco de Chile	7,531,296	842,400

Industrials — 1.3%
Cia Sud Americana de Vapores	8,241,176	592,429

Materials — 1.7%
Empresas CMPC	450,950	733,016

Utilities — 1.5%
Enel Chile	11,227,195	673,252

TOTAL CHILE		2,841,097
CHINA — 31.3%
Consumer Staples — 1.2%
Tingyi Cayman Islands Holding	522,000	518,177

Energy — 14.7%
China Shenhua Energy, Cl H	230,364	870,799
Guanghui Energy, Cl A	830,600	816,277
Jizhong Energy Resources, Cl A	736,400	774,002
Shaanxi Coal Industry, Cl A	340,300	1,147,031
Shanxi Coking Coal Energy Group, Cl A	670,300	980,170
Shanxi Lu’an Environmental Energy Development, Cl A	355,000	1,172,826

Schedules of Investments	January 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Yankuang Energy Group, Cl H	357,350	$733,237
		6,494,342
Financials — 6.8%
Bank of China, Cl H	1,952,900	734,469
Bank of Communications, Cl H	1,207,180	713,444
China CITIC Bank, Cl H	1,438,300	712,044
China Construction Bank, Cl H	1,441,400	855,556
		3,015,513
Industrials — 3.5%
COSCO SHIPPING Holdings, Cl A	514,100	713,062
Shanxi Coal International Energy Group, Cl A	358,200	842,859
		1,555,921
Materials — 3.9%
Western Mining, Cl A	458,400	908,659
Zangge Mining, Cl A	231,500	799,344
		1,708,003
Utilities — 1.2%
Guangdong Investment	892,400	518,276

TOTAL CHINA		13,810,232
CZECH REPUBLIC — 3.7%
Financials — 2.2%
Moneta Money Bank	228,697	987,859

Utilities — 1.5%
CEZ	17,163	651,871

TOTAL CZECH REPUBLIC		1,639,730
EGYPT — 3.5%
Consumer Staples — 3.5%
Eastern SAE	1,432,078	1,540,990

Schedules of Investments	January 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 3.1%
Consumer Discretionary — 3.1%
JUMBO	22,705	$641,245
OPAP	41,104	715,279

TOTAL GREECE		1,356,524
INDIA — 4.9%
Energy — 3.1%
Coal India	281,417	1,376,353

Materials — 1.8%
Vedanta	238,167	785,394

TOTAL INDIA		2,161,747
INDONESIA — 3.0%
Energy — 1.7%
Adaro Energy	5,033,100	765,491

Industrials — 1.3%
Astra International	1,748,400	567,842

TOTAL INDONESIA		1,333,333
MEXICO — 4.0%
Financials — 2.1%
Banco del Bajio	245,040	934,192

Real Estate — 1.9%
Fibra Uno Administracion ‡	497,000	846,684

TOTAL MEXICO		1,780,876
RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC (A)	1,194,381	—
PhosAgro PJSC GDR *(A)	42	—
Severstal PJSC *(A)	71,665	—

TOTAL RUSSIA		—

Schedules of Investments	January 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 6.5%
Financials — 6.5%
Hana Financial Group	26,075	$933,867
Industrial Bank of Korea	105,825	992,716
Woori Financial Group	89,657	932,409

TOTAL SOUTH KOREA		2,858,992
TAIWAN — 4.3%
Industrials — 1.8%
Evergreen Marine Taiwan	166,920	802,615

Information Technology — 2.5%
MediaTek	35,800	1,104,900

TOTAL TAIWAN		1,907,515
THAILAND — 1.4%
Energy — 1.4%
Banpu NVDR	3,464,600	605,469

TURKEY — 8.9%
Energy — 2.8%
Turkiye Petrol Rafinerileri	246,622	1,219,131

Financials — 6.1%
Akbank	1,080,005	1,407,309
Yapi ve Kredi Bankasi	1,776,409	1,278,565
		2,685,874
TOTAL TURKEY		3,905,005
UNITED STATES — 2.6%
Consumer Staples — 2.6%
JBS	239,348	1,134,954

TOTAL COMMON STOCK (Cost $39,137,937)		40,527,139

Schedules of Investments	January 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — 7.0%
BRAZIL — 3.4%
Materials — 1.6%
Gerdau (B)	168,210	$716,265
Utilities — 1.8%
Cia Energetica de Minas Gerais (B)	334,850	780,691
TOTAL BRAZIL		1,496,956
CHILE — 1.1%
Materials — 1.1%
Sociedad Quimica y Minera de Chile, Cl B (B)	11,346	490,592
TOTAL CHILE		490,592
COLOMBIA — 2.5%
Financials — 2.5%
Bancolombia (B)	137,466	1,078,322
TOTAL COLOMBIA		1,078,322
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (B)	3,166,303	—
TOTAL RUSSIA		0
TOTAL PREFERRED STOCK (Cost $4,632,341)		3,065,870

	Face Amount
REPURCHASE AGREEMENT(C) — 0.0%
Deutsche Bank Securities
5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $6 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $4, 2.000% - 6.000%, 09/15/39 - 10/20/62, with a total market value of $0,006)

(Cost $6)	$6	6
TOTAL INVESTMENTS — 98.9% (Cost $43,770,284)		$43,593,015

Percentages are based on Net Assets of $44,093,954.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no stated interest rate.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $6. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $–.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$40,527,139	$—	$—	^	$40,527,139
Preferred Stock	3,065,870	—	—		3,065,870
Repurchase Agreement	—	6	—		6
Total Investments in Securities	$43,593,009	$6	$—		$43,593,015

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 7.0%
Real Estate — 7.0%
Charter Hall Long Wale ‡	648,357	$1,607,242
Dexus ‡	1,345,181	6,936,031
Stockland ‡	2,679,878	8,078,218

TOTAL AUSTRALIA		16,621,491
BELGIUM — 2.3%
Real Estate — 2.3%
Cofinimmo ‡	74,347	5,451,252

CANADA — 0.7%
Real Estate — 0.7%
SmartCentres ‡	85,574	1,579,473

FRANCE — 3.7%
Real Estate — 3.7%
Covivio ‡	32,710	1,604,588
Klepierre ‡	271,848	7,113,641

TOTAL FRANCE		8,718,229
HONG KONG — 0.7%
Real Estate — 0.7%
Link ‡	314,200	1,575,572

MEXICO — 0.7%
Real Estate — 0.7%
Fibra Uno Administracion ‡	942,300	1,605,292

SINGAPORE — 15.4%
Real Estate — 15.4%
Frasers Logistics & Commercial Trust ‡	9,189,246	7,701,542
Keppel ‡	12,627,010	8,740,213
Mapletree Industrial Trust ‡	4,169,994	7,645,067
Mapletree Pan Asia Commercial Trust ‡	5,379,833	5,877,619
Suntec ‡	7,294,878	6,495,982

TOTAL SINGAPORE		36,460,423

Schedules of Investments	January 31, 2024 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 3.0%
Real Estate — 3.0%
Growthpoint Properties ‡	10,913,496	$6,953,421

UNITED KINGDOM — 3.1%
Real Estate — 3.1%
Land Securities Group ‡	862,088	7,351,027

UNITED STATES — 63.2%
Financials — 23.7%
Annaly Capital Management ‡	80,793	1,550,418
Apollo Commercial Real Estate Finance ‡	135,927	1,516,945
Arbor Realty Trust ‡	546,504	7,268,503
ARMOUR Residential ‡	321,585	6,126,198
Blackstone Mortgage Trust, Cl A ‡	303,510	5,991,288
BrightSpire Capital, Cl A ‡	213,129	1,523,872
Dynex Capital ‡	126,684	1,550,612
Ellington Financial ‡	126,179	1,540,646
KKR Real Estate Finance Trust ‡	575,363	7,042,443
Ladder Capital, Cl A ‡	785,573	8,586,313
MFA Financial ‡	138,665	1,535,022
Ready Capital ‡	162,582	1,523,393
Rithm Capital ‡	144,881	1,550,227
Starwood Property Trust ‡	433,122	8,805,370
		56,111,250

Real Estate — 39.5%
Broadstone Net Lease, Cl A ‡	530,326	8,522,339
CareTrust ‡	391,680	8,193,946
Easterly Government Properties, Cl A ‡	445,547	5,471,317
EPR Properties ‡	204,620	9,058,527
Gaming and Leisure Properties ‡	34,545	1,576,979
Getty Realty ‡	56,778	1,570,479
Global Net Lease ‡	515,993	4,360,141
Healthcare Realty Trust, Cl A ‡	98,053	1,579,634
Highwoods Properties ‡	246,337	5,658,361
LTC Properties ‡	266,031	8,292,186
National Health Investors ‡	163,866	8,714,394
National Storage Affiliates Trust ‡	186,997	6,984,338

Schedules of Investments	January 31, 2024 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Office Properties Income Trust ‡	586,874	$2,153,828
Omega Healthcare Investors ‡	358,165	10,386,785
Physicians Realty Trust ‡	619,900	7,587,576
Sabra Health Care ‡	116,609	1,555,564
WP Carey ‡	25,398	1,573,660
		93,240,054
TOTAL UNITED STATES		149,351,304
TOTAL COMMON STOCK (Cost $268,274,334)		235,667,484
TOTAL INVESTMENTS — 99.8% (Cost $268,274,334)		$235,667,484

Percentages are based on Net Assets of $236,214,496.

‡	Real Estate Investment Trust

As of January 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 93.8%
AUSTRIA — 6.0%
Utilities — 6.0%
Verbund	30,402	$2,498,274

BRAZIL — 12.4%
Utilities — 12.4%
AES Brasil Energia *	206,296	475,544
Centrais Eletricas Brasileiras	300,755	2,484,024
Engie Brasil Energia	224,784	1,846,094
Serena Energia *	209,862	409,862

TOTAL BRAZIL		5,215,524
CANADA — 6.9%
Utilities — 6.9%
Boralex, Cl A	34,657	841,231
Innergex Renewable Energy	68,768	472,505
Northland Power	85,692	1,586,782

TOTAL CANADA		2,900,518
CHINA — 3.0%
Utilities — 3.0%
China Datang Renewable Power, Cl H (A)	835,000	180,517
China Longyuan Power Group, Cl H	1,124,900	674,890
Xinyi Energy Holdings (A)	2,775,300	386,975

TOTAL CHINA		1,242,382
DENMARK — 6.0%
Utilities — 6.0%
Orsted	44,259	2,525,197

FRANCE — 3.6%
Utilities — 3.6%
Neoen	51,513	1,508,571

GERMANY — 3.0%
Energy — 1.2%
VERBIO Vereinigte BioEnergie	21,441	473,724

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.8%
Encavis *	54,455	$766,605

TOTAL GERMANY		1,240,329
GREECE — 1.5%
Utilities — 1.5%
Terna Energy	39,921	652,196

INDIA — 1.4%
Utilities — 1.4%
ReNew Energy Global, Cl A * (A)	85,743	580,480

ISRAEL — 3.3%
Utilities — 3.3%
Energix-Renewable Energies	183,729	674,249
Enlight Renewable Energy *	39,564	718,787

TOTAL ISRAEL		1,393,036
ITALY — 3.6%
Utilities — 3.6%
ERG (A)	50,903	1,503,977

JAPAN — 1.4%
Utilities — 1.4%
RENOVA *	26,586	232,076
West Holdings	15,519	363,092

TOTAL JAPAN		595,168
NEW ZEALAND — 13.7%
Utilities — 13.7%
Contact Energy	266,582	1,324,246
Mercury NZ	467,098	1,940,779
Meridian Energy (A)	728,648	2,489,287

TOTAL NEW ZEALAND		5,754,312

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL — 1.0%
Utilities — 1.0%
Greenvolt-Energias Renovaveis * (A)	46,957	$412,136

RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC (B)	271,804,543	—

SOUTH AFRICA — 1.0%
Utilities — 1.0%
Scatec *	53,510	402,223

SPAIN — 9.0%
Utilities — 9.0%
Atlantica Sustainable Infrastructure	39,105	750,034
EDP Renovaveis	145,756	2,382,824
Solaria Energia y Medio Ambiente *	42,230	628,221

TOTAL SPAIN		3,761,079
THAILAND — 4.0%
Utilities — 4.0%
Energy Absolute NVDR	1,257,765	1,409,236
Gunkul Engineering NVDR	2,975,440	256,637

TOTAL THAILAND		1,665,873
TURKEY — 0.4%
Utilities — 0.4%
Aydem Yenilenebilir Enerji *	230,268	175,903
Galata Wind Enerji	1	1

TOTAL TURKEY		175,904
UNITED KINGDOM — 2.0%
Utilities — 2.0%
Drax Group	130,161	844,015

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 10.6%
Industrials — 2.6%
Sunrun *	73,472	$1,063,875

Utilities — 8.0%
Clearway Energy, Cl C	27,753	672,733
NextEra Energy Partners	31,499	940,245
Ormat Technologies	20,360	1,316,885
Sunnova Energy International *(A)	41,164	433,045
		3,362,908
TOTAL UNITED STATES		4,426,783
TOTAL COMMON STOCK (Cost $69,028,857)		39,297,977

MASTER LIMITED PARTNERSHIP — 6.0%
CANADA — 6.0%
Utilities — 6.0%
Brookfield Renewable Partners, Cl A	95,852	2,500,955
TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,252,332)		2,500,955

	Face Amount
REPURCHASE AGREEMENTS(C) — 2.8%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $271,523 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $29 - $337,375, 1.947% - 7.620%, 01/01/26 - 12/20/73, with a total market value of $276,913)	$271,483	271,483

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $271,523 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $141 - $41,137, 2.000% - 7.500%, 11/01/32 - 12/20/69, with a total market value of $276,913)	$271,483	$271,483
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $69,325 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8 - $42,777, 2.000% - 6.000%, 09/15/39 - 10/20/62, with a total market value of $70,701)	69,315	69,315
HSBC Securities 5.310%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $271,523 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $58 - $158,770, 1.500% - 8.000%, 09/01/28 - 02/01/54, with a total market value of $276,913)	271,483	271,483

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $271,523 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $204 - $48,867, 0.000% - 6.500%, 02/06/24 - 05/15/65, with a total market value of $276,913)	$271,483	$271,483
TOTAL REPURCHASE AGREEMENTS (Cost $1,155,247)		1,155,247
TOTAL INVESTMENTS — 102.6% (Cost $72,436,436)		$42,954,179

Percentages are based on Net Assets of $41,865,482.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $1,154,076.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $1,155,247. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $85,114.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$39,297,977	$—	$—	^	$39,297,977
Master Limited Partnership	2,500,955	—	—		2,500,955
Repurchase Agreements	—	1,155,247	—		1,155,247
Total Investments in Securities	$41,798,932	$1,155,247	$—		$42,954,179

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Renewable Energy Producers ETF

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,953	$1,042,953

UNITED STATES — 99.7%
Communication Services — 8.9%
Alphabet, Cl A *	114,040	15,977,004
Alphabet, Cl C *	95,861	13,593,090
AT&T	138,591	2,451,675
Charter Communications, Cl A *	2,068	766,628
Comcast, Cl A	75,524	3,514,887
Electronic Arts	4,700	646,626
Fox, Cl A	5,010	161,823
Fox, Cl B	3,190	95,732
Interpublic Group	8,296	273,685
Match Group *	5,183	198,924
Meta Platforms, Cl A *	42,764	16,683,947
Netflix *	8,434	4,757,704
News, Cl A	8,193	201,875
News, Cl B	2,585	66,098
Omnicom Group	4,059	366,852
Paramount Global, Cl B	11,376	165,976
Take-Two Interactive Software *	3,251	536,187
T-Mobile US	9,800	1,580,054
Verizon Communications	81,780	3,463,383
Walt Disney	35,600	3,419,380
Warner Bros Discovery *	43,227	433,135
		69,354,665
Consumer Discretionary — 10.0%
Airbnb, Cl A *	12,035	1,734,725
Aptiv *	7,709	626,973
AutoZone *	526	1,452,880
Bath & Body Works	5,172	220,638
Best Buy	5,489	397,898
Booking Holdings *	1,017	3,567,097
BorgWarner	6,680	226,452
CarMax *	4,420	314,616
Carnival *	28,428	471,336
Chipotle Mexican Grill, Cl A *	799	1,924,607

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Darden Restaurants	3,471	$564,315
Domino’s Pizza	1,026	437,302
DR Horton	8,869	1,267,469
eBay	15,198	624,182
Etsy *	2,710	180,378
Expedia Group *	4,029	597,622
Ford Motor	112,060	1,313,343
Garmin	4,305	514,404
General Motors	39,644	1,538,187
Genuine Parts	3,988	559,237
Hasbro	3,730	182,583
Hilton Worldwide Holdings	7,566	1,444,803
Home Depot	29,047	10,252,429
Lennar, Cl A	7,181	1,076,073
LKQ	7,179	335,044
Lowe’s	17,050	3,628,922
Lululemon Athletica *	3,158	1,433,164
Marriott International, Cl A	7,324	1,755,783
McDonald’s	20,916	6,122,532
Mohawk Industries *	1,122	116,969
NIKE, Cl B	35,191	3,572,942
Norwegian Cruise Line Holdings *	12,085	215,113
NVR *	94	665,077
O’Reilly Automotive *	1,705	1,744,300
Pool	957	355,286
PulteGroup	5,754	601,638
Ross Stores	9,704	1,361,277
Starbucks	32,721	3,044,035
Tapestry	5,990	232,352
Tesla *	80,745	15,122,731
TJX	32,896	3,122,159
Tractor Supply	3,077	691,094
Ulta Beauty *	1,415	710,401
VF	9,412	154,922
Whirlpool	1,347	147,523
Yum! Brands	7,974	1,032,553
		77,655,366

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.2%
Archer-Daniels-Midland	16,149	$897,561
Brown-Forman, Cl B	4,778	262,312
Bunge Global	4,439	391,032
Campbell Soup	5,210	232,522
Clorox	3,420	496,755
Coca-Cola	116,867	6,952,418
Colgate-Palmolive	25,525	2,149,205
Conagra Brands	13,795	402,124
Constellation Brands, Cl A	4,927	1,207,509
Costco Wholesale	13,500	9,380,880
Dollar General	6,483	856,210
Dollar Tree *	6,171	806,056
Estee Lauder, Cl A	7,064	932,377
General Mills	17,798	1,155,268
Hormel Foods	9,131	277,309
J M Smucker	3,013	396,360
Kellanova	7,362	403,143
Kenvue	47,459	985,249
Keurig Dr Pepper	30,412	956,153
Kimberly-Clark	10,316	1,247,927
Kraft Heinz	25,329	940,466
Kroger	19,875	917,033
Lamb Weston Holdings	4,676	479,009
McCormick	6,981	475,825
Molson Coors Beverage, Cl B	6,058	374,324
Monster Beverage *	22,142	1,218,253
Procter & Gamble	71,136	11,178,311
Sysco	15,308	1,238,876
Tyson Foods, Cl A	7,812	427,785
Walgreens Boots Alliance	19,831	447,586
		48,085,838
Energy — 3.8%
APA	6,237	195,405
Baker Hughes, Cl A	19,663	560,396
Chevron	33,230	4,899,099
ConocoPhillips	22,790	2,549,517
Coterra Energy	16,608	413,207
Devon Energy	12,150	510,543

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Diamondback Energy	3,369	$517,950
EOG Resources	11,537	1,312,795
EQT	6,059	214,489
Exxon Mobil	77,468	7,964,485
Halliburton	18,382	655,318
Hess	5,524	776,288
Kinder Morgan	38,127	645,109
Marathon Oil	11,662	266,477
Marathon Petroleum	7,321	1,212,358
Occidental Petroleum	12,642	727,800
ONEOK	11,329	773,204
Phillips 66	8,433	1,216,966
Pioneer Natural Resources	4,437	1,019,756
Schlumberger	28,123	1,369,590
Targa Resources	3,890	330,494
Valero Energy	6,521	905,767
Williams	23,784	824,353
		29,861,366
Financials — 13.2%
Aflac	10,184	858,919
Allstate	5,168	802,332
American Express	11,046	2,217,374
American International Group	14,031	975,295
Ameriprise Financial	2,088	807,701
Aon, Cl A	3,944	1,177,008
Arch Capital Group *	6,742	555,743
Arthur J Gallagher	4,014	931,890
Assurant	1,267	212,793
Bank of America	132,196	4,495,986
Bank of New York Mellon	15,202	843,103
Berkshire Hathaway, Cl B *	34,879	13,384,467
BlackRock, Cl A	2,571	1,990,751
Blackstone	12,927	1,608,765
Brown & Brown	4,014	311,326
Capital One Financial	7,214	976,199
Cboe Global Markets	2,013	370,090
Charles Schwab	28,553	1,796,555
Chubb	7,944	1,946,280

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cincinnati Financial	3,062	$339,270
Citigroup	36,718	2,062,450
Citizens Financial Group	8,554	279,716
CME Group, Cl A	6,967	1,434,087
Comerica	2,529	132,975
Discover Financial Services	4,964	523,801
Everest Group	815	313,751
FactSet Research Systems	715	340,283
Fidelity National Information Services	12,135	755,525
Fifth Third Bancorp	12,351	422,898
Fiserv *	11,511	1,633,066
FleetCor Technologies *	1,311	380,098
Franklin Resources	6,083	161,990
Global Payments	4,819	642,035
Globe Life	1,976	242,692
Goldman Sachs Group	6,406	2,459,968
Hartford Financial Services Group	5,745	499,585
Huntington Bancshares	28,426	361,863
Intercontinental Exchange	10,974	1,397,319
Invesco	6,752	106,884
Jack Henry & Associates	1,386	229,840
JPMorgan Chase	55,527	9,681,688
KeyCorp	18,431	267,802
Loews	3,846	280,220
M&T Bank	3,397	469,126
MarketAxess Holdings	746	168,230
Marsh & McLennan	9,459	1,833,533
Mastercard, Cl A	15,903	7,144,105
MetLife	12,401	859,637
Moody’s	3,060	1,199,642
Morgan Stanley	24,252	2,115,744
MSCI, Cl A	1,550	927,861
Nasdaq	7,392	427,036
Northern Trust	4,015	319,755
PayPal Holdings *	21,278	1,305,405
PNC Financial Services Group	7,849	1,186,847
Principal Financial Group	4,686	370,663
Progressive	11,539	2,056,827
Prudential Financial	7,445	781,204

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	4,006	$441,381
Regions Financial	20,325	379,468
S&P Global	6,342	2,843,436
State Street	6,589	486,729
Synchrony Financial	8,725	339,141
T Rowe Price Group	4,339	470,565
Travelers	4,293	907,368
Truist Financial	26,143	968,860
US Bancorp	28,967	1,203,289
Visa, Cl A	30,412	8,310,383
W R Berkley	3,933	322,034
Wells Fargo	68,116	3,418,061
Willis Towers Watson	2,011	495,309
Zions Bancorp	2,919	122,306
		103,086,328
Health Care — 12.8%
Align Technology *	4,440	1,186,901
Baxter International	31,578	1,221,753
Boston Scientific *	87,132	5,511,970
Cardinal Health	14,965	1,634,028
Cencora	10,059	2,340,528
Centene *	31,041	2,337,698
Cigna Group	17,435	5,247,063
CVS Health	76,666	5,701,650
DaVita *	3,779	408,737
DENTSPLY SIRONA	14,346	498,524
Dexcom *	23,322	2,830,125
Edwards Lifesciences *	36,609	2,872,708
Elevance Health	14,058	6,936,780
GE HealthCare Technologies	24,282	1,781,328
Gilead Sciences	74,447	5,826,222
Henry Schein *	8,075	604,333
Hologic *	15,576	1,159,478
Humana	7,253	2,742,069
IDEXX Laboratories *	5,016	2,583,641
Incyte *	11,320	665,276
Insulet *	4,293	819,405
Intuitive Surgical *	21,404	8,095,421

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IQVIA Holdings *	11,052	$2,301,358
Laboratory Corp of America Holdings	5,118	1,137,731
McKesson	7,847	3,922,637
Medtronic	79,630	6,970,810
Mettler-Toledo International *	1,308	1,565,925
Molina Healthcare *	3,535	1,260,015
Quest Diagnostics	6,910	887,451
ResMed	9,157	1,741,661
STERIS PLC	5,957	1,304,285
Stryker	20,190	6,773,341
Teleflex	2,796	678,953
West Pharmaceutical Services	4,617	1,722,280
Zimmer Biomet Holdings	13,002	1,633,051
Zoetis, Cl A	27,377	5,141,674
		100,046,810
Industrials — 8.4%
3M	14,433	1,361,754
A O Smith	3,413	264,883
Allegion	2,388	295,849
American Airlines Group *	16,791	238,936
AMETEK	6,209	1,006,168
Automatic Data Processing	11,038	2,712,920
Axon Enterprise *	1,821	453,538
Broadridge Financial Solutions	3,102	633,428
Carrier Global	21,965	1,201,705
Caterpillar	13,374	4,016,346
CH Robinson Worldwide	3,394	285,401
Cintas	2,275	1,375,397
Copart *	22,883	1,099,299
CSX	51,765	1,848,011
Cummins	3,827	915,801
Dayforce *	4,083	283,850
Deere	7,020	2,762,932
Delta Air Lines	16,883	660,801
Dover	3,817	571,710
Eaton	10,641	2,618,537
Emerson Electric	14,929	1,369,437
Equifax	3,189	779,200

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Expeditors International of Washington	3,793	$479,170
Fastenal	15,068	1,028,090
FedEx	6,223	1,501,548
Fortive	9,371	732,625
Generac Holdings *	1,578	179,371
Howmet Aerospace	10,020	563,725
Hubbell, Cl B	1,091	366,107
IDEX	1,971	416,867
Illinois Tool Works	7,267	1,895,960
Ingersoll Rand	10,592	845,877
JB Hunt Transport Services	2,287	459,641
Johnson Controls International	18,698	985,198
Masco	5,491	369,489
Nordson	1,293	325,474
Norfolk Southern	6,077	1,429,554
Old Dominion Freight Line	2,341	915,378
Otis Worldwide	10,676	944,185
PACCAR	13,696	1,374,941
Parker-Hannifin	3,365	1,563,043
Paychex	8,527	1,037,992
Paycom Software	1,303	247,883
Pentair	4,197	307,095
Quanta Services	3,703	718,567
Republic Services, Cl A	5,460	934,315
Robert Half	2,816	223,985
Rockwell Automation	2,973	753,001
Rollins	6,576	284,807
Snap-On	1,370	397,204
Southwest Airlines	16,002	478,300
Stanley Black & Decker	4,211	392,886
Trane Technologies	5,981	1,507,511
TransDigm Group	1,390	1,518,825
Union Pacific	15,981	3,898,245
United Airlines Holdings *	8,388	347,095
United Parcel Service, Cl B	18,957	2,689,998
United Rentals	1,773	1,108,834
Verisk Analytics, Cl A	3,875	935,929
Waste Management	9,673	1,795,599
Westinghouse Air Brake Technologies	5,000	657,850

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger	1,182	$1,058,647
Xylem	6,515	732,547
		65,159,261
Information Technology — 29.5%
Accenture, Cl A	12,221	4,446,977
Adobe *	8,641	5,338,237
Advanced Micro Devices *	31,096	5,214,488
Akamai Technologies *	3,319	409,000
Amphenol, Cl A	11,789	1,191,868
Analog Devices	9,795	1,884,166
ANSYS *	1,652	541,575
Apple	281,525	51,913,210
Applied Materials	16,094	2,644,244
Arista Networks *	4,756	1,230,282
Autodesk *	4,252	1,079,200
Broadcom	8,451	9,972,180
Cadence Design Systems *	5,404	1,558,838
CDW	2,668	604,889
Cisco Systems	77,951	3,911,581
Cognizant Technology Solutions, Cl A	10,235	789,323
Enphase Energy *	2,612	271,988
EPAM Systems *	1,023	284,507
F5 *	1,353	248,546
Fair Isaac *	449	538,275
First Solar *	1,953	285,724
Fortinet *	13,242	853,977
Gartner *	1,554	710,862
Gen Digital	11,142	261,614
Hewlett Packard Enterprise	27,617	422,264
HP	18,327	526,168
Intel	80,047	3,448,425
International Business Machines	17,630	3,237,926
Intuit	5,424	3,424,334
Juniper Networks	7,382	272,839
Keysight Technologies *	3,688	565,223
KLA	2,613	1,552,227
Lam Research	2,535	2,091,806
Microchip Technology	10,722	913,300

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Micron Technology	21,115	$1,810,611
Microsoft	143,121	56,902,047
Monolithic Power Systems	951	573,187
Motorola Solutions	3,161	1,009,939
NetApp	4,242	369,902
NVIDIA	47,659	29,323,153
ON Semiconductor *	8,009	569,680
Oracle	30,780	3,438,126
Palo Alto Networks *	5,735	1,941,355
PTC *	2,157	389,662
Qorvo *	2,138	213,244
QUALCOMM	21,612	3,209,598
Roper Technologies	2,043	1,097,091
Salesforce *	18,728	5,264,254
Seagate Technology Holdings	4,010	343,577
ServiceNow *	3,937	3,013,380
Skyworks Solutions	3,083	322,050
Synopsys *	2,917	1,555,782
TE Connectivity	5,966	848,306
Teledyne Technologies *	1,000	418,470
Teradyne	3,172	306,383
Texas Instruments	17,554	2,810,746
Trimble *	4,975	253,028
Tyler Technologies *	914	386,394
VeriSign *	1,750	348,040
Western Digital *	6,475	370,694
Zebra Technologies, Cl A *	1,109	265,661
		229,994,423
Materials — 2.3%
Air Products & Chemicals	4,259	1,089,069
Albemarle	2,454	281,572
Amcor	31,773	299,619
Avery Dennison	1,656	330,289
Ball	6,415	355,712
CF Industries Holdings	3,484	263,077
Corteva	14,191	645,407
Dow	14,443	774,145
DuPont de Nemours	8,963	553,913

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ecolab	4,984	$987,928
FMC	2,828	158,934
Freeport-McMoRan	28,645	1,136,920
International Flavors & Fragrances	5,227	421,714
International Paper	7,429	266,181
Linde	9,576	3,876,652
LyondellBasell Industries, Cl A	5,288	497,707
Martin Marietta Materials	1,232	626,373
Mosaic	7,325	224,951
Newmont	23,012	794,144
Nucor	5,016	937,641
Packaging Corp of America	1,819	301,736
PPG Industries	4,744	669,094
Sherwin-Williams	4,731	1,440,022
Steel Dynamics	3,222	388,863
Vulcan Materials	2,777	627,630
Westrock	5,452	219,497
		18,168,790
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	2,973	359,436
American Tower ‡	9,681	1,894,088
AvalonBay Communities ‡	2,893	517,876
Boston Properties ‡	3,093	205,684
Camden Property Trust ‡	2,020	189,557
CBRE Group, Cl A *	6,770	584,319
CoStar Group *	7,864	656,487
Crown Castle ‡	8,969	970,894
Digital Realty Trust ‡	5,796	814,106
Equinix ‡	1,916	1,589,839
Equity Residential ‡	6,822	410,616
Essex Property Trust ‡	1,421	331,477
Extra Space Storage ‡	4,378	632,358
Federal Realty Investment Trust ‡	1,443	146,796
Host Hotels & Resorts ‡	15,462	297,180
Invitation Homes ‡	11,190	368,487
Iron Mountain ‡	5,804	391,886
Kimco Realty ‡	12,267	247,793
Mid-America Apartment Communities ‡	2,409	304,449

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
ProLogis ‡	19,408	$2,458,800
Public Storage ‡	3,152	892,615
Realty Income ‡	18,005	979,292
Regency Centers ‡	3,254	203,928
SBA Communications, Cl A ‡	2,330	521,594
Simon Property Group ‡	6,684	926,469
UDR ‡	6,029	217,165
Weyerhaeuser ‡	15,933	522,124
		17,635,315
Utilities — 2.3%
AES	13,952	232,719
Alliant Energy	5,133	249,772
Ameren	5,258	365,799
American Electric Power	9,789	764,912
American Water Works	3,639	451,309
Atmos Energy	2,502	285,078
CenterPoint Energy	11,418	319,019
CMS Energy	5,879	336,044
Consolidated Edison	6,793	617,484
Constellation Energy	6,406	781,532
Dominion Energy	15,889	726,445
DTE Energy	3,955	416,936
Duke Energy	15,204	1,456,999
Edison International	7,470	504,076
Entergy	4,022	401,235
Evergy	4,835	245,473
Eversource Energy	6,809	369,184
Exelon	19,099	664,836
FirstEnergy	10,866	398,565
NextEra Energy	38,801	2,274,903
NiSource	7,429	192,931
NRG Energy	5,358	284,188
PG&E	37,934	639,947
Pinnacle West Capital	2,454	169,081
PPL	15,172	397,506
Public Service Enterprise Group	9,704	562,735
Sempra	12,597	901,441
Southern	20,878	1,451,438

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	6,244	$504,265
Xcel Energy	10,980	657,373
		17,623,225
TOTAL UNITED STATES		776,671,387
TOTAL COMMON STOCK (Cost $604,694,397)		777,714,340
TOTAL INVESTMENTS — 99.8% (Cost $604,694,397)		$777,714,340

Percentages are based on Net Assets of $778,894,806.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of January 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 97.3%
AUSTRALIA — 3.7%
Energy — 1.8%
Woodside Energy Group	8,323	$178,318

Real Estate — 1.9%
Vicinity ‡	142,083	192,545

TOTAL AUSTRALIA		370,863
AUSTRIA — 1.8%
Energy — 1.8%
OMV	4,126	185,146

BELGIUM — 1.8%
Financials — 1.8%
Ageas	4,266	184,477

BRAZIL — 1.6%
Materials — 1.6%
Yara International	4,876	162,928

CHINA — 1.7%
Industrials — 1.7%
SITC International Holdings	112,200	170,512

FRANCE — 9.7%
Communication Services — 1.8%
Orange	15,544	185,697

Financials — 4.2%
AXA	6,351	214,966
Credit Agricole	14,855	214,805
		429,771
Real Estate — 1.8%
Covivio ‡	3,647	178,904

Schedules of Investments	January 31, 2024 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.9%
Engie	12,162	$195,654

TOTAL FRANCE		990,026
GERMANY — 5.1%
Consumer Discretionary — 1.9%
Mercedes-Benz Group	2,773	189,315

Materials — 3.2%
BASF	3,697	178,545
Wacker Chemie	1,368	150,753
		329,298
TOTAL GERMANY		518,613
HONG KONG — 6.9%
Communication Services — 1.7%
HKT Trust & HKT	145,420	174,677

Real Estate — 1.4%
Henderson Land Development	54,900	142,917

Utilities — 3.8%
CK Infrastructure Holdings	32,200	191,332
Power Assets Holdings	32,506	190,447
		381,779
TOTAL HONG KONG		699,373
ISRAEL — 1.0%
Materials — 1.0%
ICL Group	22,632	104,270

ITALY — 8.0%
Financials — 6.3%
Assicurazioni Generali	9,269	208,316
Mediobanca Banca di Credito Finanziario	17,571	234,763
Poste Italiane	18,005	196,850
		639,929

Schedules of Investments	January 31, 2024 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.7%
Snam	34,588	$170,160

TOTAL ITALY		810,089
JAPAN — 16.5%
Communication Services — 2.3%
SoftBank	17,591	236,292

Financials — 2.4%
Japan Post Holdings	25,493	246,951

Industrials — 10.0%
Kawasaki Kisen Kaisha	8,168	402,379
Mitsui OSK Lines	8,424	306,013
Nippon Yusen	8,715	303,944
		1,012,336
Real Estate — 1.8%
Japan Metropolitan Fund Invest ‡	269	184,394

TOTAL JAPAN		1,679,973
NETHERLANDS — 6.2%
Financials — 3.9%
ABN AMRO Bank	12,821	190,240
NN Group	4,990	206,191
		396,431
Materials — 2.3%
OCI	7,920	229,014

TOTAL NETHERLANDS		625,445
NEW ZEALAND — 1.9%
Communication Services — 1.9%
Spark New Zealand	57,674	188,689

NORWAY — 4.1%
Communication Services — 1.9%
Telenor	17,455	194,805

Schedules of Investments	January 31, 2024 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.2%
Aker BP	8,333	$223,773

TOTAL NORWAY		418,578
PORTUGAL — 1.6%
Utilities — 1.6%
EDP - Energias de Portugal	36,864	165,860

SPAIN — 3.9%
Industrials — 2.3%
ACS Actividades de Construccion y Servicios	5,999	238,435

Utilities — 1.6%
Enagas	9,853	161,506

TOTAL SPAIN		399,941
SWITZERLAND — 4.6%
Financials — 2.0%
Zurich Insurance Group	405	207,304

Industrials — 2.6%
Adecco Group	5,967	261,119

TOTAL SWITZERLAND		468,423
UNITED KINGDOM — 14.7%
Communication Services — 1.6%
Vodafone Group	183,422	157,245

Consumer Staples — 1.7%
British American Tobacco	5,716	170,220

Financials — 9.6%
abrdn	83,255	178,645
Aviva	36,961	203,474
Legal & General Group	64,979	211,006
M&G	76,078	217,111
Phoenix Group Holdings	26,497	170,535
		980,771

Schedules of Investments	January 31, 2024 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.8%
National Grid	13,846	$186,019

TOTAL UNITED KINGDOM		1,494,255
UNITED STATES — 2.5%
Consumer Discretionary — 2.5%
Stellantis	11,442	254,729

TOTAL COMMON STOCK (Cost $9,596,452)		9,892,190

PREFERRED STOCK — 1.7%
GERMANY — 1.7%
Consumer Discretionary — 1.7%
Bayerische Motoren Werke (A)	1,794	176,847
TOTAL PREFERRED STOCK (Cost $183,968)		176,847
TOTAL INVESTMENTS — 99.0% (Cost $9,780,420)		$10,069,037

Percentages are based on Net Assets of $10,167,555.

‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of January 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.5%
Consumer Discretionary — 0.5%
Temple & Webster Group * (A)	59,626	$360,261

BRAZIL — 4.6%
Communication Services — 0.4%
VTEX, Cl A *	38,916	317,165

Consumer Discretionary — 4.2%
MercadoLibre *	1,676	2,868,994

TOTAL BRAZIL		3,186,159
CANADA — 8.0%
Industrials — 4.0%
RB Global	43,252	2,766,830

Information Technology — 4.0%
Shopify, Cl A *	34,140	2,733,590

TOTAL CANADA		5,500,420
CHINA — 23.4%
Communication Services — 4.3%
NetEase ADR	30,520	2,979,973

Consumer Discretionary — 19.1%
Alibaba Group Holding ADR	38,683	2,791,752
JD.com ADR	112,499	2,536,852
PDD Holdings ADR *	18,694	2,371,708
Trip.com Group ADR *	74,621	2,728,144
Vipshop Holdings ADR *	166,696	2,648,799
		13,077,255
TOTAL CHINA		16,057,228
GERMANY — 0.3%
Consumer Discretionary — 0.3%
Jumia Technologies ADR * (A)	77,404	223,698

Schedules of Investments	January 31, 2024 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 0.3%
Consumer Discretionary — 0.3%
GigaCloud Technology, Cl A *	10,259	$227,955

ISRAEL — 3.9%
Consumer Discretionary — 3.9%
Global-e Online, Cl E *	70,371	2,657,913

JAPAN — 4.3%
Consumer Discretionary — 4.0%
Rakuten Group *	614,716	2,735,575

Information Technology — 0.3%
BASE *	102,187	206,926

TOTAL JAPAN		2,942,501
SINGAPORE — 4.3%
Communication Services — 4.3%
Sea ADR *	77,437	2,953,447

UNITED KINGDOM — 0.4%
Consumer Discretionary — 0.4%
ASOS * (A)	54,570	256,773

UNITED STATES — 49.8%
Communication Services — 4.1%
Angi, Cl A * (A)	89,004	210,939
Shutterstock	18,845	885,150
TripAdvisor *	79,793	1,723,529
		2,819,618
Consumer Discretionary — 33.7%
Amazon.com *	17,973	2,789,410
Beyond *	34,536	759,447
Booking Holdings *	793	2,781,424
Carvana, Cl A *	64,961	2,797,221
eBay	67,435	2,769,555
Etsy *	39,507	2,629,586

Schedules of Investments	January 31, 2024 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group *	18,700	$2,773,771
Groupon, Cl A * (A)	15,402	210,391
Qurate Retail, Cl A *	268,326	217,317
Wayfair, Cl A *	54,577	2,742,494
Williams-Sonoma	13,625	2,634,939
		23,105,555
Financials — 0.7%
eHealth *	28,123	191,236
LendingTree *	8,216	265,706
		456,942
Industrials — 2.4%
ACV Auctions, Cl A *	101,943	1,322,201
Liquidity Services *	17,319	302,216
		1,624,417
Information Technology — 4.9%
BigCommerce Holdings *	49,323	403,462
GoDaddy, Cl A *	26,543	2,831,076
LivePerson *	59,766	167,345
		3,401,883
Real Estate — 4.0%
CoStar Group *	33,322	2,781,721

TOTAL UNITED STATES		34,190,136
TOTAL COMMON STOCK (Cost $84,723,848)		68,556,491
	Face Amount
REPURCHASE AGREEMENTS(B) — 0.9%
Bank of America 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $26 - $309,435, 1.947% - 7.620%, 01/01/2026 – 12/20/2073; with total market value $253,980)	$249,000	249,000

Schedules of Investments	January 31, 2024 (Unaudited)

Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $130 - $37,730, 2.000% - 7.500%, 11/01/2032 – 12/20/2069; with total market value $253,980)	$249,000	$249,000
Deutsche Bank Securities 5.320%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $87,232 (collateralized by various U.S. Government Obligations, ranging in par value $10 - $53,826, 2.000% - 6.000%, 09/15/2039 – 10/20/2062; with total market value $88,963)	87,219	87,219
TOTAL REPURCHASE AGREEMENTS (Cost $ 585,219)		585,219
TOTAL INVESTMENTS — 100.7% (Cost $85,309,067)		$69,141,710

Percentages are based on Net Assets of $68,650,824.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $810,162.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $585,219. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $250,797.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X E-commerce ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,556,491	$—	$—	$68,556,491
Repurchase Agreements	—	585,219	—	585,219
Total Investments in Securities	$68,556,491	$585,219	$—	$69,141,710

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — 79.1%
BAHAMAS — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings *	37,553	$511,847

BERMUDA — 0.1%
Energy — 0.0%
Teekay *	49,003	440,537

Financials — 0.1%
Bank of NT Butterfield & Son	22,896	694,436
Fidelis Insurance Holdings *	6,651	86,596
SiriusPoint *	52,035	614,013
		1,395,045
Industrials — 0.0%
Himalaya Shipping *	15,759	102,591

TOTAL BERMUDA		1,938,173
BRAZIL — 0.2%
Financials — 0.2%
Pagseguro Digital, Cl A *	89,399	1,150,565
StoneCo, Cl A *	129,422	2,224,764

TOTAL BRAZIL		3,375,329
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG	45,612	994,798

CANADA — 0.3%
Consumer Staples — 0.0%
SunOpta *	40,348	240,071

Energy — 0.1%
Encore Energy *	1	5
Teekay Tankers, Cl A	11,110	694,930
		694,935

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.0%
Kingsway Financial Services *	7,322	$64,214

Health Care — 0.1%
Aurinia Pharmaceuticals *	60,419	455,559
Fennec Pharmaceuticals *	10,398	103,876
		559,435
Industrials — 0.0%
Brookfield Business, Cl A	11,675	268,175
Li-Cycle Holdings *	1	—
		268,175
Materials — 0.0%
i-80 Gold *	1	2
NioCorp Developments *	5,380	16,786
Novagold Resources *	98,097	251,128
		267,916
Utilities — 0.1%
Brookfield Infrastructure, Cl A	54,907	1,922,306

TOTAL CANADA		4,017,052
CAYMAN ISLANDS — 0.1%
Consumer Discretionary — 0.0%
Livewire Group *	6,872	68,170

Financials — 0.1%
Patria Investments, Cl A	25,362	361,916

Utilities — 0.0%
Consolidated Water	7,585	242,189

TOTAL CAYMAN ISLANDS		672,275
CHINA — 0.1%
Industrials — 0.1%
Textainer Group Holdings	20,012	993,596

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
Bit Digital *	1	$2
indie Semiconductor, Cl A *	62,955	382,137
		382,139
TOTAL CHINA		1,375,735
GERMANY — 0.0%
Materials — 0.0%
Orion	26,461	592,726

GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	205,527	1,245,494

GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global *	4,326	45,163

GREECE — 0.0%
Industrials — 0.0%
Safe Bulkers	1	4

GUERNSEY — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC *	1	3

IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	18,427	305,336

Health Care — 0.0%
Prothena *	19,349	549,318

Industrials — 0.1%
Cimpress *	8,069	606,950

TOTAL IRELAND		1,461,604

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.0%
Health Care — 0.0%
Nano-X Imaging, Cl X *	22,381	$121,753

Information Technology — 0.0%
Sapiens International	14,240	388,752

TOTAL ISRAEL		510,505
JERSEY — 0.2%
Materials — 0.2%
Arcadium Lithium *	462,795	2,263,067

MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	3,671	33,590

MEXICO — 0.1%
Energy — 0.1%
Borr Drilling	112,613	692,570

MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	23,640	1,671,348

Industrials — 0.0%
Costamare	21,890	234,442

TOTAL MONACO		1,905,790
NORWAY — 0.2%
Energy — 0.2%
FLEX LNG	13,963	418,471
Seadrill *	22,782	984,638
SFL	49,682	604,630
		2,007,739

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.0%
Golden Ocean Group	55,409	$585,673

TOTAL NORWAY		2,593,412
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	12,522	301,154

PUERTO RICO — 0.3%
Communication Services — 0.0%
Liberty Latin America, Cl A *	16,493	116,111
Liberty Latin America, Cl C *	63,564	452,575
		568,686
Financials — 0.3%
EVERTEC	30,023	1,205,724
First BanCorp	83,523	1,393,163
OFG Bancorp	21,279	782,429
		3,381,316
TOTAL PUERTO RICO		3,950,002
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	21,848	189,641

Information Technology — 0.1%
Kulicke & Soffa Industries	25,569	1,286,632

TOTAL SINGAPORE		1,476,273
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining	8,946	95,812

THAILAND — 0.3%
Information Technology — 0.3%
Fabrinet *	16,735	3,573,090

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.0%
Health Care — 0.0%
Zura Bio, Cl A *	5,170	$14,734

Industrials — 0.0%
Luxfer Holdings	12,150	99,995

TOTAL UNITED KINGDOM		114,729
UNITED STATES — 76.7%
Communication Services — 1.7%
Advantage Solutions *	1	4
AMC Networks, Cl A *	13,913	251,686
Anterix *	8,236	245,598
AST SpaceMobile, Cl A *	29,850	85,670
Atlanta Braves Holdings, Cl A *	4,604	198,294
Atlanta Braves Holdings, Cl C *	21,402	862,715
ATN International	4,949	182,618
Bandwidth, Cl A *	10,561	146,164
Boston Omaha, Cl A *	10,381	160,802
Bumble, Cl A *	45,130	619,184
Cardlytics *	18,771	143,410
Cargurus, Cl A *	49,170	1,142,711
Cars.com *	29,699	517,654
Charge Enterprises *	1	—
Chicken Soup For The Soul Entertainment, Cl A *	1	—
Cinemark Holdings *	49,483	684,350
Clear Channel Outdoor Holdings, Cl A *	1	2
Cogent Communications Holdings	19,972	1,541,838
Consolidated Communications Holdings *	1	4
Daily Journal *	1,117	358,914
DHI Group *	1	2
EchoStar, Cl A *	54,851	734,455
Emerald Holding *	12,101	74,300
Entravision Communications, Cl A	24,808	99,976
Eventbrite, Cl A *	34,805	291,318
EverQuote, Cl A *	8,145	102,871
EW Scripps, Cl A *	24,766	197,385
fuboTV *	1	2

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Gannett *	1	$2
Globalstar *	1	2
Gogo *	30,432	269,323
Gray Television	36,295	346,617
IDT, Cl B *	6,963	240,781
iHeartMedia, Cl A *	1	3
IMAX *	21,399	298,944
Integral Ad Science Holding *	30,568	444,764
John Wiley & Sons, Cl A	19,509	660,185
Lions Gate Entertainment, Cl A *	23,892	249,194
Lions Gate Entertainment, Cl B *	53,047	514,556
Loop Media *	1	1
Lumen Technologies *	1	1
Madison Square Garden Entertainment, Cl A *	19,661	655,498
Magnite *	58,167	514,778
Marcus	10,412	141,395
MediaAlpha, Cl A *	10,547	134,474
Nextdoor Holdings *	1	2
Ooma *	10,025	108,470
Outbrain *	11,814	46,429
Playstudios *	1	2
PubMatic, Cl A *	20,006	303,691
QuinStreet *	22,452	284,467
Reservoir Media *	8,401	58,807
Scholastic	13,744	528,319
Shenandoah Telecommunications	21,869	448,096
Shutterstock	11,290	530,291
Sinclair	19,040	298,928
Sphere Entertainment *	11,969	423,463
Spok Holdings	9,495	157,237
Stagwell, Cl A *	47,748	311,317
System1 *	1	2
TechTarget *	11,786	402,728
TEGNA	100,910	1,573,187
Telephone and Data Systems	44,217	849,409
Thryv Holdings *	16,815	343,699
Tingo Group *(A)	1	—
Townsquare Media, Cl A	7,102	76,275
TrueCar *	1	4

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Urban One *	4,963	$17,867
Urban One, Cl A *	3,388	12,400
Vimeo *	59,315	235,481
Vivid Seats, Cl A *	10,306	59,156
WideOpenWest *	22,515	83,531
Yelp, Cl A *	30,617	1,338,881
Ziff Davis *	21,521	1,450,515
ZipRecruiter, Cl A *	35,718	497,195
		23,552,294
Consumer Discretionary — 8.6%
1-800-Flowers.com, Cl A *	10,860	112,944
2U *	1	1
Aaron’s	14,220	146,324
Abercrombie & Fitch, Cl A *	22,970	2,340,643
Academy Sports & Outdoors	35,457	2,224,218
Accel Entertainment, Cl A *	24,148	247,517
Acushnet Holdings	14,665	928,881
Adient *	43,451	1,508,184
Adtalem Global Education *	20,529	1,036,304
Allbirds, Cl A *	1	1
American Axle & Manufacturing Holdings *	51,046	412,962
American Eagle Outfitters	82,169	1,628,590
America’s Car-Mart *	2,799	170,431
AMMO *	1	2
Arko	36,905	287,859
Asbury Automotive Group *	10,218	2,136,175
Atmus Filtration Technologies *	7,237	161,602
Bally’s *	16,695	187,986
BARK *	1	1
Beazer Homes USA *	13,176	418,338
Beyond *	24,953	548,716
Big 5 Sporting Goods	9,816	49,374
Big Lots	12,716	72,990
Biglari Holdings, Cl B *	340	52,588
BJ’s Restaurants *	10,189	352,641
Bloomin’ Brands	39,926	1,062,830
Boot Barn Holdings *	14,016	1,005,508
Bowlero *	17,514	189,326

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Brinker International *	19,747	$844,974
Buckle	13,641	507,309
Build-A-Bear Workshop, Cl A	5,927	133,535
Caleres	15,728	493,387
Camping World Holdings, Cl A	19,181	476,648
CarParts.com *	1	3
Carriage Services, Cl A	6,416	158,539
Carrols Restaurant Group	21,103	198,368
Carvana, Cl A *	44,061	1,897,267
Cato, Cl A	7,975	53,911
Cavco Industries *	4,430	1,470,406
Century Casinos *	11,233	38,979
Century Communities	13,478	1,168,543
Cheesecake Factory	22,140	760,952
Chegg *	53,289	524,897
Children’s Place *	5,914	131,764
Chuy’s Holdings *	8,607	291,003
Clarus	11,872	70,282
ContextLogic, Cl A *	8,000	34,960
Cooper-Standard Holdings *	23,623	415,529
Coursera *	57,451	1,099,612
Cracker Barrel Old Country Store	9,919	767,235
Cricut, Cl A	35,325	185,103
Dana	59,278	803,810
Dave & Buster’s Entertainment *	19,298	1,033,022
Denny’s *	25,181	267,674
Designer Brands, Cl A	25,968	222,546
Destination XL Group *	24,746	105,665
Dillard’s, Cl A	2,131	825,272
Dine Brands Global	6,933	323,424
Dorman Products *	12,128	987,340
Dream Finders Homes, Cl A *	18,714	615,129
Duluth Holdings, Cl B *	5,057	24,678
Duolingo, Cl A *	13,046	2,333,799
El Pollo Loco Holdings *	12,725	117,834
Envela *	6,280	27,318
Escalade	5,929	95,220
Ethan Allen Interiors	10,537	306,943
European Wax Center, Cl A *	17,368	257,741

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Everi Holdings *	37,720	$392,665
EVgo, Cl A *	1	2
Figs, Cl A *	52,803	304,145
First Watch Restaurant Group *	14,277	306,384
Fisker *	1	1
Foot Locker	38,182	1,075,205
Fossil Group *	1	1
Fox Factory Holding *	19,510	1,229,910
Frontdoor *	37,049	1,213,725
Full House Resorts *	13,575	64,074
Funko, Cl A *	13,343	94,335
Genesco *	6,040	167,791
Gentherm *	15,304	736,888
G-III Apparel Group *	18,895	568,551
Global Business Travel Group I *	17,011	98,494
Golden Entertainment	9,311	357,356
Goodyear Tire & Rubber *	126,763	1,767,076
GoPro, Cl A *	1	3
Graham Holdings, Cl B	1,844	1,328,418
Green Brick Partners *	12,936	674,871
Group 1 Automotive	6,960	1,810,018
GrowGeneration *	1	2
Guess?	16,627	371,447
Hanesbrands *	159,701	718,655
Haverty Furniture	6,949	235,571
Helen of Troy *	11,671	1,336,330
Hibbett	5,909	393,835
Hilton Grand Vacations *	40,711	1,697,649
Holley *	17,001	81,095
Hooker Furnishings	6,083	140,396
Hovnanian Enterprises, Cl A *	2,388	403,500
Inspired Entertainment *	9,225	84,686
Installed Building Products	11,034	2,149,975
International Game Technology	49,393	1,282,242
iRobot *	12,568	170,925
J Jill *	3,083	71,865
Jack in the Box	9,256	721,690
JAKKS Pacific *	4,271	133,939
Johnson Outdoors, Cl A	2,348	105,096

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
KB Home	33,714	$2,009,017
Kontoor Brands	26,015	1,524,999
Krispy Kreme	38,633	513,433
Kura Sushi USA, Cl A *	5,090	499,482
Lands’ End *	5,973	56,564
Landsea Homes *	4,344	54,691
Latham Group *	1	3
Laureate Education, Cl A	60,053	757,869
La-Z-Boy, Cl Z	20,128	700,656
Lazydays Holdings *	7,630	37,463
LCI Industries	11,394	1,267,924
Legacy Housing *	4,723	111,605
Leslie’s *	80,319	538,941
LGI Homes *	9,538	1,125,579
Life Time Group Holdings *	18,174	241,714
Light & Wonder *	42,406	3,408,594
Lincoln Educational Services *	13,861	124,195
Lindblad Expeditions Holdings *	12,659	116,969
Lovesac *	6,290	145,676
Luminar Technologies, Cl A *	1	3
M/I Homes *	12,118	1,544,076
Malibu Boats, Cl A *	9,326	389,361
Marine Products	3,258	33,264
MarineMax *	9,855	275,940
MasterCraft Boat Holdings *	8,121	157,304
MDC Holdings	26,434	1,654,240
Meritage Homes	16,646	2,756,744
Modine Manufacturing *	26,440	1,826,740
Monarch Casino & Resort	6,184	426,263
Mondee Holdings, Cl A *	1	2
Monro	14,176	451,647
Movado Group	6,868	189,419
Nathan’s Famous	1,523	108,666
National Vision Holdings *	34,948	664,361
Nerdy *	1	3
Noodles, Cl A *	1	3
ODP *	19,146	979,126
ONE Group Hospitality *	8,858	38,975
OneWater Marine, Cl A *	5,423	136,822

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Oxford Industries	6,844	$649,701
Papa John’s International	15,639	1,149,154
Patrick Industries	9,683	972,076
Perdoceo Education	30,242	547,380
PetMed Express	8,924	55,418
PlayAGS *	20,388	177,580
Portillo’s, Cl A *	19,761	271,516
Potbelly *	14,278	179,617
Purple Innovation, Cl A	1	1
Qurate Retail, Cl B *	3,460	18,442
RCI Hospitality Holdings	3,926	242,470
Red Robin Gourmet Burgers *	8,665	88,210
Red Rock Resorts, Cl A	22,732	1,242,986
Rent the Runway, Cl A *	1	1
Revolve Group, Cl A *	18,401	265,158
Rocky Brands	3,095	86,598
Rover Group, Cl A *	38,428	420,402
Rush Street Interactive *	1	5
Sabre *	134,946	553,279
Sally Beauty Holdings *	46,061	567,472
Savers Value Village *	11,446	213,926
SeaWorld Entertainment *	20,666	1,020,900
Shake Shack, Cl A *	17,606	1,330,309
Shoe Carnival	8,467	215,909
Signet Jewelers	21,575	2,146,281
Six Flags Entertainment *	32,555	820,712
Skyline Champion *	24,606	1,685,019
Sleep Number *	9,394	96,758
Smith & Wesson Brands	20,208	263,916
Snap One Holdings *	7,602	60,056
Solid Power *	1	2
Solo Brands, Cl A *	6,993	19,510
Sonic Automotive, Cl A	9,075	458,832
Sonos *	55,585	866,014
Sportsman’s Warehouse Holdings *	17,919	68,988
Standard Motor Products	10,008	403,823
Steven Madden	33,883	1,419,020
Stitch Fix, Cl A *	1	3
Stoneridge *	11,478	204,194

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Strategic Education	10,155	$955,179
Stride *	19,095	1,144,745
Sturm Ruger	8,839	385,911
Sweetgreen, Cl A *	48,505	518,033
Target Hospitality *	15,056	145,592
Taylor Morrison Home, Cl A *	50,113	2,612,892
ThredUp, Cl A *	1	2
Tile Shop Holdings *	12,964	84,136
Tilly’s, Cl A *	9,231	67,756
Topgolf Callaway Brands *	66,266	872,723
Torrid Holdings *	1	5
Traeger *	1	2
Tri Pointe Homes *	45,804	1,581,612
Udemy *	45,570	619,296
United Homes Group *	4,691	35,276
Universal Technical Institute *	13,347	188,460
Upbound Group, Cl A	26,432	877,542
Urban Outfitters *	28,997	1,101,886
Vera Bradley *	15,044	115,538
Vista Outdoor *	27,374	768,388
Visteon *	12,880	1,484,935
Vizio Holding, Cl A *	34,129	238,903
VOXX International, Cl A *	8,087	67,526
Warby Parker, Cl A *	37,732	481,083
Weyco Group	2,368	76,036
Winmark	1,459	526,218
Winnebago Industries	13,733	902,533
Wolverine World Wide	34,427	287,810
Workhorse Group *	1	—
WW International *	21,890	82,306
XPEL *	10,703	572,075
Xponential Fitness, Cl A *	11,122	123,009
Zumiez *	8,005	137,446
		120,347,193
Consumer Staples — 2.8%
Alico	3,353	98,712
Andersons	14,686	774,099
B&G Foods	32,279	324,727

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Beauty Health *	1	$3
BellRing Brands *	62,486	3,453,601
Benson Hill *	1	—
Beyond Meat *	26,529	175,622
BRC, Cl A *	1	4
Calavo Growers	7,487	195,336
Cal-Maine Foods	17,411	964,918
Central Garden & Pet *	4,269	200,216
Central Garden & Pet, Cl A *	17,619	727,312
Chefs’ Warehouse *	16,141	513,607
Coca-Cola Consolidated	2,372	2,043,217
Dole	33,071	373,372
Duckhorn Portfolio *	18,445	159,180
Edgewell Personal Care	22,938	849,853
elf Beauty *	24,277	3,872,910
Energizer Holdings	32,259	1,020,030
Fresh Del Monte Produce	16,691	410,265
Hain Celestial Group *	38,883	416,437
Herbalife *	46,417	559,325
HF Foods Group *	15,391	76,955
Ingles Markets, Cl A	6,259	527,321
Inter Parfums	9,038	1,257,638
Ispire Technology *	4,245	46,695
J & J Snack Foods	6,781	1,079,739
J M Smucker	1,820	239,428
John B Sanfilippo & Son	4,117	441,054
Lancaster Colony	8,924	1,640,053
Limoneira	9,111	165,274
Medifast	4,948	270,408
MGP Ingredients	7,187	610,536
Mission Produce *	19,777	197,572
National Beverage *	10,847	501,565
Natural Grocers by Vitamin Cottage	4,396	65,720
Nature’s Sunshine Products *	5,057	88,042
Nu Skin Enterprises, Cl A	21,942	407,243
Oil-Dri Corp of America	2,562	166,427
PriceSmart	11,922	906,310
Primo Water	68,643	1,000,815
Seneca Foods, Cl A *	2,565	136,920

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Simply Good Foods *	41,800	$1,580,040
Sovos Brands *	23,340	514,647
SpartanNash	15,328	343,807
Sprouts Farmers Market *	47,480	2,391,568
TreeHouse Foods *	23,992	1,010,063
Turning Point Brands	7,984	193,931
United Natural Foods *	26,223	390,985
Universal	11,016	638,377
USANA Health Sciences *	4,988	233,538
Utz Brands	31,774	562,400
Vector Group	63,787	667,850
Village Super Market, Cl A	3,880	98,668
Vita Coco *	13,126	258,451
Vital Farms *	13,185	189,600
Waldencast, Cl A *	16,226	114,393
WD-40	6,952	1,800,429
Weis Markets	7,550	458,662
Westrock Coffee *	14,488	150,096
Zevia PBC, Cl A *	1	2
		38,555,968
Energy — 5.0%
Amplify Energy *	16,438	100,601
Archrock	62,002	1,013,113
Atlas Energy Solutions, Cl A	8,514	147,888
Berry	34,161	229,220
Bristow Group *	10,899	287,516
Cactus, Cl A	29,101	1,235,046
California Resources	33,972	1,619,785
Callon Petroleum *	27,600	886,512
Centrus Energy, Cl A *(B)	6,752	339,085
ChampionX	90,338	2,476,165
Chord Energy	18,994	2,920,517
Civitas Resources	36,545	2,368,481
Clean Energy Fuels *	77,361	228,215
CNX Resources *	72,950	1,473,590
Comstock Resources	41,381	323,186
CONSOL Energy	15,193	1,437,258
Core Laboratories	21,570	340,159

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Crescent Energy, Cl A	17,378	$192,027
CVR Energy	13,890	468,510
Delek US Holdings	31,089	840,336
DHT Holdings	60,707	675,062
Diamond Offshore Drilling *	56,929	694,534
DMC Global *	8,765	149,180
Dorian LPG	14,423	539,997
Dril-Quip *	14,976	300,568
Empire Petroleum *	6,701	44,763
Energy Fuels *(B)	70,715	533,898
Enviva	1	—
Equitrans Midstream	194,254	1,979,448
Evolution Petroleum	16,712	93,754
Excelerate Energy, Cl A	7,687	117,765
Expro Group Holdings *	40,114	706,006
Forum Energy Technologies *	5,898	116,250
FutureFuel	10,690	60,933
Gevo *	1	1
Granite Ridge Resources	14,778	80,983
Green Plains *	26,565	550,692
Gulfport Energy *	5,082	644,906
Hallador Energy *	12,566	107,188
Helix Energy Solutions Group *	68,016	639,350
Helmerich & Payne	45,500	1,831,830
HighPeak Energy	5,416	73,928
International Seaways	19,016	1,020,018
Kinetik Holdings, Cl A	8,446	274,664
KLX Energy Services Holdings *	8,063	78,372
Kodiak Gas Services	6,756	158,226
Liberty Energy, Cl A	76,845	1,597,608
Magnolia Oil & Gas, Cl A	83,311	1,717,873
Mammoth Energy Services *	15,016	52,706
Matador Resources	52,282	2,869,759
Murphy Oil	68,073	2,634,425
Nabors Industries *	4,305	364,117
NACCO Industries, Cl A	1,669	60,551
Newpark Resources *	33,682	218,596
NextDecade *	12,755	64,923
Noble	50,924	2,247,276

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Nordic American Tankers	89,408	$397,866
Northern Oil & Gas	39,733	1,331,056
Oceaneering International *	47,853	994,385
Oil States International *	24,978	154,114
Overseas Shipholding Group, Cl A	30,943	188,752
Par Pacific Holdings *	25,185	921,519
Patterson-UTI Energy	164,710	1,826,630
PBF Energy, Cl A	51,599	2,606,266
Peabody Energy	56,675	1,513,223
Permian Resources, Cl A	173,306	2,336,162
PrimeEnergy Resources *	559	53,776
ProFrac Holding, Cl A *	10,918	86,361
ProPetro Holding *	43,512	368,112
Ranger Energy Services, Cl A	9,074	92,192
REX American Resources *	6,930	286,833
Riley Exploration Permian	4,819	107,078
Ring Energy *	1	1
RPC	38,282	279,841
SandRidge Energy	13,766	200,984
SEACOR Marine Holdings *	12,683	133,933
Select Water Solutions, Cl A	36,566	284,118
SilverBow Resources *	12,886	342,252
Sitio Royalties, Cl A	40,855	871,437
SM Energy	54,677	2,027,423
Solaris Oilfield Infrastructure, Cl A	13,032	97,740
Talos Energy *	62,177	806,436
Tellurian *	1	1
TETRA Technologies *	1	4
Tidewater *	21,711	1,458,762
Uranium Energy *(B)	163,146	1,246,435
US Silica Holdings *	33,930	363,730
VAALCO Energy	48,156	205,145
Valaris *	28,022	1,733,721
Verde Clean Fuels *	1	3
Vertex Energy *	1	1
Vital Energy *	10,573	463,415
Vitesse Energy	12,058	253,339
W&T Offshore	38,553	117,201
Weatherford International *	32,644	2,923,270

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
World Kinect	28,193	$636,316
		69,937,193
Financials — 13.1%
1st Source	7,661	400,440
Acacia Research *	22,079	86,329
ACNB	3,764	146,909
AFC Gamma ‡	7,440	86,750
Alerus Financial	8,191	186,018
AlTi Global *	14,545	90,324
Amalgamated Financial	7,884	209,399
A-Mark Precious Metals	8,522	229,838
Ambac Financial Group *	19,837	322,351
Amerant Bancorp, Cl A	12,075	273,016
American Coastal Insurance *	13,657	158,012
American Equity Investment Life Holding *	35,907	1,982,425
American National Bankshares	4,657	210,916
Ameris Bancorp	30,112	1,494,760
AMERISAFE	8,682	432,711
Ames National	5,021	106,144
Angel Oak Mortgage REIT ‡	4,577	48,837
Apollo Commercial Real Estate Finance ‡	63,341	706,886
Arbor Realty Trust ‡	80,452	1,070,012
Ares Commercial Real Estate ‡	24,708	234,973
ARMOUR Residential REIT ‡	22,580	430,141
Arrow Financial	6,673	168,102
Artisan Partners Asset Management, Cl A	27,976	1,172,194
AssetMark Financial Holdings *	9,846	301,977
Associated Banc-Corp	74,227	1,559,509
Atlantic Union Bankshares	34,201	1,168,306
Atlanticus Holdings *	2,185	75,798
AvidXchange Holdings *	76,750	841,180
Axos Financial *	25,898	1,435,526
B Riley Financial	9,172	214,808
Bakkt Holdings *	1	1
Banc of California	61,118	842,201
BancFirst	9,926	878,550
Bancorp *	23,756	1,036,712
Bank First	4,177	352,706

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Hawaii	17,753	$1,122,522
Bank of Marin Bancorp	7,106	139,135
Bank7	2,579	72,083
BankUnited	35,625	1,006,763
Bankwell Financial Group	2,541	70,513
Banner	15,631	728,092
Bar Harbor Bankshares	6,723	176,882
BayCom	5,376	109,724
BCB Bancorp	6,883	85,487
Berkshire Hills Bancorp	20,596	494,304
BGC Group, Cl A	152,639	1,077,631
Blackstone Mortgage Trust, Cl A ‡	78,307	1,545,780
Blue Foundry Bancorp *	11,233	107,163
Blue Ridge Bankshares	1	3
Bread Financial Holdings	22,506	816,293
Bridgewater Bancshares *	9,415	117,782
Brightsphere Investment Group	14,582	322,554
BrightSpire Capital, Cl A ‡	60,047	429,336
Brookline Bancorp	39,886	431,567
BRP Group, Cl A *	26,646	597,936
Burke & Herbert Financial Services	3,111	181,682
Business First Bancshares	10,771	242,886
Byline Bancorp	11,108	242,599
C&F Financial	1,855	102,953
Cadence Bank	82,664	2,200,516
Cambridge Bancorp	4,226	289,861
Camden National	6,413	231,060
Cannae Holdings *	34,932	707,373
Cantaloupe *	43,132	293,729
Capital Bancorp	3,894	84,733
Capital City Bank Group	5,960	170,337
Capitol Federal Financial	53,587	339,742
Capstar Financial Holdings	8,958	162,946
Carter Bankshares *	10,520	152,119
Cass Information Systems	6,139	264,959
Cathay General Bancorp	31,319	1,289,403
Central Pacific Financial	11,758	226,577
Central Valley Community Bancorp	5,919	114,947
Chemung Financial	2,120	98,622

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Chicago Atlantic Real Estate Finance ‡	12,715	$201,787
Chimera Investment ‡	99,791	478,997
ChoiceOne Financial Services	4,017	107,174
Citizens & Northern	6,685	135,505
Citizens Financial Services	2,179	127,580
City Holding	6,633	677,959
Civista Bancshares	6,568	112,247
Claros Mortgage Trust ‡	39,535	464,141
CNB Financial	8,955	191,189
CNO Financial Group	51,756	1,406,728
Coastal Financial *	5,034	200,857
Codorus Valley Bancorp	5,356	126,241
Cohen & Steers	12,303	866,377
Colony Bankcorp	6,722	82,210
Columbia Financial *	16,328	293,577
Community Bank System	23,978	1,097,473
Community Trust Bancorp	6,796	282,034
Compass Diversified Holdings	28,437	628,173
ConnectOne Bancorp	15,994	365,303
Consumer Portfolio Services *	5,964	54,511
Crawford, Cl A	6,686	81,168
CrossFirst Bankshares *	19,747	278,828
Customers Bancorp *	13,062	698,033
CVB Financial	59,909	1,004,674
Diamond Hill Investment Group	1,276	203,560
Dime Community Bancshares	16,102	367,287
Donegal Group, Cl A	6,720	100,867
Donnelley Financial Solutions *	12,474	774,885
Dynex Capital ‡	24,142	295,498
Eagle Bancorp	13,887	344,259
Eastern Bankshares	71,290	995,208
eHealth *	10,147	69,000
Ellington Financial ‡	28,792	351,550
Employers Holdings	11,959	498,929
Enact Holdings	13,417	382,250
Encore Capital Group *	10,437	522,685
Enova International *	14,981	815,416
Enstar Group *	6,200	1,654,718
Enterprise Bancorp	4,159	118,199

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Enterprise Financial Services	16,338	$680,151
Equity Bancshares, Cl A	6,590	216,482
Esquire Financial Holdings	3,161	157,607
ESSA Bancorp	5,226	99,346
Essent Group	48,198	2,658,602
Evans Bancorp	3,214	94,717
F&G Annuities & Life	9,291	416,608
Farmers & Merchants Bancorp	5,753	130,018
Farmers National Banc	26,060	357,543
FB Financial	16,236	604,791
Federal Agricultural Mortgage, Cl C	4,167	776,270
Fidelity D&D Bancorp	2,505	124,599
Finance of America, Cl A *	1	1
Financial Institutions	6,762	141,326
First Bancorp	18,476	638,531
First Bancorp	4,511	112,775
First Bancshares	14,102	358,614
First Bank	9,381	128,895
First Busey	23,199	546,104
First Business Financial Services	3,314	121,856
First Commonwealth Financial	45,252	633,981
First Community	4,513	84,393
First Community Bankshares	8,409	288,261
First Financial	5,459	215,194
First Financial Bancorp	42,416	950,967
First Financial Bankshares	59,915	1,871,145
First Foundation	22,630	215,438
First Interstate BancSystem, Cl A	42,437	1,167,866
First Merchants	27,826	940,797
First Mid Bancshares	8,844	278,321
First of Long Island	9,890	118,878
First Western Financial *	3,278	55,890
FirstCash Holdings	17,116	1,964,403
Five Star Bancorp	5,503	131,136
Flushing Financial	12,626	202,395
Flywire *	43,749	934,916
Forge Global Holdings *	1	2
Franklin BSP Realty Trust ‡	36,251	464,738
FS Bancorp	3,659	134,724

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fulton Financial	73,258	$1,142,092
FVCBankcorp *	6,185	75,890
GCM Grosvenor	18,122	157,480
Genworth Financial, Cl A *	230,453	1,421,895
German American Bancorp	12,885	426,880
Glacier Bancorp	51,200	1,979,392
GoHealth, Cl A *	2,899	34,237
Goosehead Insurance, Cl A *	9,834	759,185
Granite Point Mortgage Trust ‡	22,093	123,942
Great Southern Bancorp	4,301	224,039
Green Dot, Cl A *	22,238	200,364
Greene County Bancorp	2,958	73,950
Greenlight Capital Re, Cl A *	10,860	123,913
Guaranty Bancshares	3,591	109,490
Hamilton Lane, Cl A	18,641	2,161,238
Hancock Whitney	39,074	1,762,628
Hanmi Financial	13,221	221,452
Hannon Armstrong Sustainable Infrastructure Capital ‡	48,854	1,162,237
HarborOne Bancorp	19,208	209,751
HBT Financial	4,838	94,196
HCI Group	2,957	265,154
Heartland Financial USA	19,032	675,065
Heritage Commerce	25,369	225,530
Heritage Financial	14,909	300,416
Hilltop Holdings	26,220	825,668
Hingham Institution For Savings	821	151,770
Hippo Holdings *	7,508	69,449
Home Bancorp	3,282	130,689
Home BancShares	86,675	2,031,662
HomeStreet	8,313	114,387
HomeTrust Bancshares	7,271	197,408
Hope Bancorp	49,806	551,850
Horace Mann Educators	18,558	683,491
Horizon Bancorp	18,124	237,606
I3 Verticals, Cl A *	10,335	193,678
Independent Bank	21,216	1,190,005
Independent Bank	8,963	228,019
Independent Bank Group	16,531	799,274

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
International Bancshares	24,938	$1,318,223
International Money Express *	15,167	312,440
Invesco Mortgage Capital ‡	24,251	213,651
Investors Title	596	99,681
Jackson Financial, Cl A	38,970	1,951,228
James River Group Holdings	15,808	151,283
John Marshall Bancorp	4,789	90,991
Kearny Financial	26,640	192,607
KKR Real Estate Finance Trust ‡	26,071	319,109
Ladder Capital, Cl A ‡	50,987	557,288
Lakeland Bancorp	28,522	379,057
Lakeland Financial	11,506	770,442
LCNB	6,130	90,540
Lemonade *	22,820	361,012
LendingClub *	47,903	432,085
LendingTree *	4,894	158,272
Live Oak Bancshares	15,679	570,245
Luther Burbank *	6,346	60,922
Macatawa Bank	10,860	115,768
Maiden Holdings *	1	2
MainStreet Bancshares	4,093	75,802
MarketWise	1	2
Marqeta, Cl A *	220,625	1,325,956
MBIA	22,614	137,493
Mercantile Bank	6,846	274,456
Merchants Bancorp	7,342	321,139
Mercury General	12,545	502,427
Metrocity Bankshares	8,352	199,613
Metropolitan Bank Holding *	4,886	236,922
MFA Financial ‡	44,422	491,752
Mid Penn Bancorp	6,345	135,656
Middlefield Banc	4,281	113,018
Midland States Bancorp	9,259	243,141
MidWestOne Financial Group	6,321	161,186
Moelis, Cl A	30,563	1,680,048
Mr Cooper Group *	30,724	2,069,569
MVB Financial	4,562	97,764
National Bank Holdings, Cl A	16,923	592,305
National Bankshares	3,252	104,910

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
National Western Life Group, Cl A	1,332	$644,688
Navient	46,486	800,489
NBT Bancorp	25,274	898,996
Nelnet, Cl A	6,939	604,595
NerdWallet, Cl A *	15,407	235,881
New York Mortgage Trust ‡	40,000	313,600
NewtekOne	11,641	139,808
Nexpoint Real Estate Finance ‡	3,263	47,542
NI Holdings *	4,022	53,734
Nicolet Bankshares	5,794	450,599
NMI Holdings, Cl A *	36,949	1,179,412
Northeast Bank	3,095	169,699
Northeast Community Bancorp	7,448	128,329
Northfield Bancorp	18,276	219,860
Northrim BanCorp	2,985	150,832
Northwest Bancshares	57,372	709,692
Norwood Financial	3,961	108,492
Oak Valley Bancorp	3,855	100,423
OceanFirst Financial	24,963	430,113
Ocwen Financial *	3,603	104,235
Old National Bancorp	137,799	2,269,550
Old Second Bancorp	18,785	255,852
Open Lending, Cl A *	61,177	449,039
OppFi *	1	3
Orange County Bancorp	2,905	141,009
Orchid Island Capital, Cl A ‡	24,079	192,150
Origin Bancorp	13,566	413,763
Orrstown Financial Services	4,899	135,604
Oscar Health, Cl A *	71,519	895,418
P10, Cl A	20,931	192,565
Pacific Premier Bancorp	44,249	1,122,597
Palomar Holdings *	11,135	666,652
Park National	6,540	854,647
Parke Bancorp	4,251	78,686
Pathward Financial	12,570	650,875
Payoneer Global *	119,283	558,244
Paysafe *	12,055	179,378
Paysign *	1	3
PCB Bancorp	4,859	81,388

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Peapack-Gladstone Financial	7,668	$211,483
Penns Woods Bancorp	3,858	83,178
PennyMac Financial Services	12,726	1,109,962
PennyMac Mortgage Investment Trust ‡	40,947	587,180
Peoples Bancorp	16,943	496,430
Peoples Financial Services	3,065	133,971
Perella Weinberg Partners, Cl A	19,276	226,493
Pioneer Bancorp *	4,887	47,648
Piper Sandler	8,032	1,393,472
PJT Partners	10,683	1,027,384
Plumas Bancorp	3,022	106,616
Ponce Financial Group *	11,579	104,906
PRA Group *	17,980	409,405
Preferred Bank	6,151	441,888
Premier Financial	15,476	323,294
Primis Financial	9,604	126,773
Princeton Bancorp	3,059	99,907
Priority Technology Holdings *	5,567	19,763
ProAssurance	23,090	310,791
PROG Holdings *	23,836	730,335
Provident Financial Services	31,866	527,382
QCR Holdings	7,571	442,222
Radian Group	75,251	2,180,774
RBB Bancorp	6,395	113,128
Ready Capital ‡	72,418	678,553
Red River Bancshares	2,285	117,015
Redwood Trust ‡	47,751	320,409
Regional Management	3,423	83,453
Remitly Global *	59,456	1,019,076
Renasant	25,202	797,139
Repay Holdings, Cl A *	35,838	280,970
Republic Bancorp, Cl A	4,109	210,340
S&T Bancorp	17,805	593,619
Safety Insurance Group	6,693	557,594
Sandy Spring Bancorp	20,104	490,136
Seacoast Banking Corp of Florida	38,031	934,041
Security National Financial, Cl A *	8,209	64,276
Selective Insurance Group	27,333	2,866,138
Selectquote *	1	1

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ServisFirst Bancshares	23,809	$1,598,536
Shore Bancshares	14,407	186,429
Sierra Bancorp	6,202	128,692
Silvercrest Asset Management Group, Cl A	4,027	67,170
Simmons First National, Cl A	55,729	1,059,408
Skyward Specialty Insurance Group *	11,171	347,418
SmartFinancial	7,421	172,612
South Plains Financial	5,648	152,948
Southern First Bancshares *	3,392	127,166
Southern Missouri Bancorp	4,004	174,614
Southern States Bancshares	4,349	111,160
Southside Bancshares	13,245	414,569
SouthState	34,658	2,880,080
Stellar Bancorp	23,471	587,479
StepStone Group, Cl A	24,644	824,342
Sterling Bancorp *	7,108	38,454
Stewart Information Services	12,236	754,472
Stock Yards Bancorp	12,573	625,130
StoneX Group *	12,065	793,241
Summit Financial Group	4,937	139,668
SWK Holdings *	1,528	26,434
Texas Capital Bancshares *	21,744	1,326,384
Third Coast Bancshares *	5,446	103,474
Timberland Bancorp	4,218	117,977
Tiptree	10,880	205,958
Tompkins Financial	6,121	302,316
Towne Bank	31,596	888,164
TPG RE Finance Trust ‡	29,673	180,709
TriCo Bancshares	14,223	517,006
Triumph Financial *	10,156	717,521
Trupanion *	18,120	492,864
TrustCo Bank NY	8,177	236,315
Trustmark	27,802	750,376
Two Harbors Investment ‡	52,146	649,739
UMB Financial	20,244	1,670,130
United Bankshares	59,453	2,131,390
United Community Banks	52,593	1,437,893
United Fire Group	9,153	205,119
Unity Bancorp	3,454	94,605

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Universal Insurance Holdings	11,233	$186,692
Univest Financial	12,532	266,180
Upstart Holdings *	32,393	1,028,802
USCB Financial Holdings *	4,444	53,906
Valley National Bancorp	194,383	1,869,964
Value Line	400	17,840
Velocity Financial *	3,631	57,188
Veritex Holdings	22,561	474,007
Victory Capital Holdings, Cl A	12,899	435,083
Virginia National Bankshares	2,801	92,461
Virtus Investment Partners	3,167	747,760
WaFd	29,496	856,564
Walker & Dunlop	14,579	1,408,186
Washington Trust Bancorp	7,398	205,738
Waterstone Financial	9,316	123,903
WesBanco	26,336	772,698
West BanCorp	7,091	133,382
Westamerica BanCorp	11,867	566,293
WisdomTree	62,123	420,573
World Acceptance *	1,811	237,802
WSFS Financial	27,880	1,240,939
		181,851,600
Health Care — 11.7%
23andMe Holding, Cl A *	1	1
2seventy bio *	1	5
4D Molecular Therapeutics *	17,635	304,204
89bio *	28,309	280,259
Aadi Bioscience *	1	2
ACADIA Pharmaceuticals *	57,936	1,501,122
Accolade *	30,766	348,271
Accuray *	1	3
ACELYRIN *	14,608	111,313
Aclaris Therapeutics *	1	1
Acrivon Therapeutics *	3,889	14,195
Actinium Pharmaceuticals *	14,285	76,853
AdaptHealth, Cl A *	43,065	310,929
Adaptive Biotechnologies *	50,796	186,421
Addus HomeCare *	7,244	627,330

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Adicet Bio *	1	$3
ADMA Biologics *	91,204	473,349
Aerovate Therapeutics *	4,920	95,005
Agenus *	1	1
Agiliti *	13,210	93,659
Agios Pharmaceuticals *	24,765	560,184
AirSculpt Technologies *	5,495	39,894
Akero Therapeutics *	23,109	499,385
Akoya Biosciences *	7,038	35,753
Aldeyra Therapeutics *	1	3
Alector *	26,855	160,056
Alignment Healthcare *	40,576	271,859
Alkermes *	75,345	2,038,082
Allakos *	1	1
Allogene Therapeutics *	1	4
Allovir *	1	1
Alphatec Holdings *	34,380	553,174
Alpine Immune Sciences *	15,997	425,680
Altimmune *	1	9
ALX Oncology Holdings *	9,458	136,290
American Well, Cl A *	1	1
Amicus Therapeutics *	126,348	1,570,506
AMN Healthcare Services *	19,671	1,455,851
Amneal Pharmaceuticals *	1	5
Amphastar Pharmaceuticals *	17,233	919,553
Amylyx Pharmaceuticals *	22,671	362,736
AnaptysBio *	8,602	203,007
Anavex Life Sciences *	32,172	192,067
AngioDynamics *	17,028	100,465
ANI Pharmaceuticals *	7,134	398,220
Anika Therapeutics *	6,621	155,726
Annexon *	1	4
Apogee Therapeutics *	8,596	287,966
Apollo Medical Holdings *	19,553	679,467
Arbutus Biopharma *	1	2
Arcellx *	17,339	1,072,244
Arcturus Therapeutics Holdings *	13,049	430,226
Arcus Biosciences *	22,094	334,503
Arcutis Biotherapeutics *	1	6

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ardelyx *	99,757	$870,879
Arrowhead Pharmaceuticals *	52,445	1,683,485
ARS Pharmaceuticals *	14,137	87,791
Artivion *	17,628	294,740
Arvinas *	21,898	908,767
Assertio Holdings *	1	1
Astria Therapeutics *	13,495	175,840
Atara Biotherapeutics *	1	1
Atea Pharmaceuticals *	1	4
ATI Physical Therapy *	1	6
AtriCure *	21,237	723,332
Atrion	891	302,940
Aura Biosciences *	12,405	95,519
Avanos Medical *	20,668	396,619
Aveanna Healthcare Holdings *	1	2
Avid Bioservices *	27,782	188,084
Avidity Biosciences *	29,024	354,964
Avista Public Acquisition II, Cl W *	35,001	203,006
Avita Medical *	12,416	208,092
Axogen *	18,401	177,938
Axonics *	22,963	1,558,728
Axsome Therapeutics *	16,781	1,510,793
Beam Therapeutics *	31,757	774,871
Beyond Air *	1	2
BioAtla *	1	2
BioCryst Pharmaceuticals *	84,528	447,998
Biohaven *	30,847	1,372,075
BioLife Solutions *	15,622	265,574
Biomea Fusion *	9,448	170,820
Biote, Cl A *	9,681	36,691
BioVie, Cl A *	1	1
Bioxcel Therapeutics *	1	3
Bluebird Bio *	1	1
Blueprint Medicines *	28,145	2,238,372
Bridgebio Pharma *	52,029	1,784,074
Bright Green *	1	—
Brookdale Senior Living *	80,973	442,922
Butterfly Network *	1	1
Cabaletta Bio *	15,493	317,297

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cara Therapeutics *	1	$1
CareDx *	21,596	184,862
CareMax *	1	—
Caribou Biosciences *	21,517	131,899
Carisma Therapeutics	1	2
Cartesian Therapeutics *	1	1
Cassava Sciences *	17,893	428,537
Castle Biosciences *	10,917	251,964
Catalyst Pharmaceuticals *	45,183	650,635
Celcuity *	9,505	143,526
Celldex Therapeutics *	21,218	747,298
Century Therapeutics *	1	4
Cerevel Therapeutics Holdings *	31,545	1,321,736
Cerus *	1	2
Citius Pharmaceuticals *	1	1
ClearPoint Neuro *	13,378	93,111
Codexis *	1	3
Cogent Biosciences *	36,487	161,637
Coherus Biosciences *	1	2
Collegium Pharmaceutical *	15,899	524,031
Community Health Systems *	1	4
Compass Therapeutics *	1	1
Computer Programs and Systems *	6,264	63,454
CONMED	14,007	1,339,069
Corcept Therapeutics *	37,726	796,019
CorMedix *	23,751	70,065
CorVel *	4,001	941,595
Crinetics Pharmaceuticals *	29,232	1,066,383
Cross Country Healthcare *	15,769	335,091
CryoPort *	19,468	282,481
Cue Biopharma *	1	3
Cullinan Oncology *	13,067	197,834
Cutera *	1	3
CVRx *	6,447	161,949
Cymabay Therapeutics *	51,138	1,202,254
Cytek Biosciences *	49,053	370,350
Cytokinetics *	42,334	3,307,555
Day One Biopharmaceuticals *	33,901	510,210
Deciphera Pharmaceuticals *	23,379	334,787

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Definitive Healthcare, Cl A *	22,108	$187,918
Denali Therapeutics *	52,595	842,046
Design Therapeutics *	1	2
Disc Medicine, Cl A *	4,093	269,115
DocGo *	37,175	137,548
Dynavax Technologies *	65,491	846,144
Dyne Therapeutics *	15,804	338,206
Eagle Pharmaceuticals *	4,884	28,620
Edgewise Therapeutics *	19,249	343,210
Editas Medicine, Cl A *	37,010	260,180
Embecta	25,000	428,500
Emergent BioSolutions *	1	2
Enanta Pharmaceuticals *	9,220	112,023
Enhabit *	23,979	241,948
Enliven Therapeutics *	11,276	177,033
Ensign Group	24,814	2,809,441
Entrada Therapeutics *	10,874	158,434
Erasca *	1	2
Evolent Health, Cl A *	50,059	1,472,235
Evolus *	18,629	236,402
Eyenovia *	1	2
EyePoint Pharmaceuticals *	14,702	395,925
Fate Therapeutics *	1	6
FibroGen *	1	2
Foghorn Therapeutics *	8,145	25,901
Fulgent Genetics *	9,317	229,105
Genelux *	8,772	92,808
Generation Bio *	1	2
Geron *	1	2
Glaukos *	21,092	1,877,821
Graphite Bio *	1	3
Gritstone bio *	1	2
Guardant Health *	51,927	1,138,759
Haemonetics *	22,874	1,748,946
Halozyme Therapeutics *	60,171	2,036,788
Harmony Biosciences Holdings *	15,100	476,254
Harrow *	12,628	120,345
Harvard Bioscience *	20,973	92,281
Health Catalyst *	25,818	252,242

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HealthEquity *	38,149	$2,883,301
HealthStream	10,872	289,413
Heron Therapeutics *	1	2
HilleVax *	8,001	113,374
Hims & Hers Health *	54,999	471,891
Humacyte *	1	3
Icosavax *	10,198	156,131
Ideaya Biosciences *	27,153	1,181,970
IGM Biosciences *	4,241	44,615
Ikena Oncology *	1	1
Immuneering, Cl A *	11,118	65,263
ImmunityBio *	1	3
ImmunoGen *	110,056	3,226,842
Immunovant *	24,787	902,495
Inari Medical *	24,958	1,421,358
InfuSystem Holdings *	10,267	94,764
Inhibrx *	15,798	608,697
Inmode *	35,301	836,281
Innovage Holding *	13,867	73,356
Innoviva *	27,317	442,535
Inogen *	9,588	68,219
Inozyme Pharma *	1	6
Insmed *	62,399	1,734,692
Integer Holdings *	15,363	1,556,579
Intellia Therapeutics *	40,111	955,444
Intra-Cellular Therapies *	43,226	2,910,839
Invitae *	1	—
Iovance Biotherapeutics *	94,078	727,223
iRadimed	3,438	142,368
iRhythm Technologies *	14,183	1,698,840
Ironwood Pharmaceuticals, Cl A *	62,368	885,002
iTeos Therapeutics *	10,236	101,848
Janux Therapeutics *	7,432	63,618
Joint *	6,430	62,757
KalVista Pharmaceuticals *	9,401	148,254
Karyopharm Therapeutics *	1	1
Keros Therapeutics *	9,927	549,559
Kezar Life Sciences *	1	1
Kiniksa Pharmaceuticals, Cl A *	15,634	275,627

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Kodiak Sciences *	1	$4
KORU Medical Systems *	1	2
Krystal Biotech *	9,919	1,103,489
Kura Oncology *	29,306	590,223
Kymera Therapeutics *	17,463	572,437
Lantheus Holdings *	30,888	1,604,014
Larimar Therapeutics *	1	6
LeMaitre Vascular	9,042	524,798
Lexicon Pharmaceuticals *	1	2
LifeStance Health Group *	49,051	293,325
Ligand Pharmaceuticals *	7,989	583,996
Lineage Cell Therapeutics *	1	1
Liquidia *	19,771	252,673
LivaNova *	25,058	1,219,823
Longboard Pharmaceuticals *	9,578	203,437
Lyell Immunopharma *	1	2
MacroGenics *	44,563	637,251
Madrigal Pharmaceuticals *	6,696	1,451,090
MannKind *	102,986	343,973
Marinus Pharmaceuticals *	24,081	234,549
MaxCyte *	1	5
MeiraGTx Holdings *	12,489	75,808
Merit Medical Systems *	26,502	2,075,107
Merrimack Pharmaceuticals *	6,417	85,988
Mersana Therapeutics *	1	3
Mesa Laboratories	2,260	207,061
MiMedx Group *	49,107	380,088
Mineralys Therapeutics *	5,236	57,125
Mirum Pharmaceuticals *	11,793	312,043
ModivCare *	5,796	230,507
Monte Rosa Therapeutics *	11,946	63,254
Morphic Holding *	15,613	494,776
Multiplan *	1	1
Mural Oncology *	7,382	32,407
Myriad Genetics *	34,791	744,179
NanoString Technologies *	1	—
National HealthCare	5,589	520,001
National Research	6,647	261,892
Nautilus Biotechnology, Cl A *	1	3

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Neogen *	98,392	$1,525,076
NeoGenomics *	63,547	943,673
Neumora Therapeutics *	6,779	101,007
Nevro *	15,004	248,466
NGM Biopharmaceuticals *	1	2
Nkarta *	1	9
Novavax *	41,465	165,860
Nurix Therapeutics *	23,065	182,214
Nuvalent, Cl A *	12,042	905,197
Nuvation Bio *	1	2
Nuvectis Pharma *	4,274	31,157
Ocean Biomedical *	1	1
Ocular Therapeutix *	1	5
Olema Pharmaceuticals *	14,584	190,175
Omega Therapeutics *	1	4
Omeros *	1	3
Omnicell *	20,997	675,473
OPKO Health *	1	1
OptimizeRx *	7,556	106,691
Optinose *	1	1
Option Care Health *	77,132	2,409,604
OraSure Technologies *	39,618	291,985
Orchestra BioMed Holdings *	4,591	32,504
Organogenesis Holdings, Cl A *	1	3
ORIC Pharmaceuticals *	20,681	227,284
Orthofix Medical *	15,206	211,211
OrthoPediatrics *	7,024	183,467
Outlook Therapeutics *	1	—
Outset Medical *	21,296	64,740
Ovid therapeutics *	32,231	124,734
Owens & Minor *	31,731	625,418
P3 Health Partners *	1	1
Pacific Biosciences of California *	111,603	726,536
Pacira BioSciences *	20,814	678,328
Paragon 28 *	21,994	278,884
Patterson	39,075	1,166,780
PDS Biotechnology *	51,576	275,932
Pediatrix Medical Group *	35,983	336,801
Pennant Group *	11,372	170,694

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
PepGen *	6,927	$69,478
PetIQ, Cl A *	12,030	216,179
Phathom Pharmaceuticals *	12,207	81,787
Phibro Animal Health, Cl A	8,983	97,106
Phreesia *	21,801	555,489
Pliant Therapeutics *	25,868	463,555
PMV Pharmaceuticals *	1	2
Poseida Therapeutics, Cl A *	1	3
Precigen *	1	1
Prelude Therapeutics *	1	3
Prestige Consumer Healthcare *	22,932	1,411,235
Prime Medicine *	18,871	119,831
Privia Health Group *	49,859	1,005,157
PROCEPT BioRobotics *	18,308	847,660
Progyny *	35,351	1,346,520
ProKidney, Cl A *	1	1
Protagonist Therapeutics *	24,606	615,396
Protalix BioTherapeutics *	1	1
PTC Therapeutics *	32,309	842,942
Pulmonx *	14,391	191,112
Pulse Biosciences *	10,571	93,870
Quanterix *	16,471	363,844
Quantum-Si *	1	2
Quipt Home Medical *	21,844	102,667
RadNet *	26,995	998,005
Rallybio *	1	1
RAPT Therapeutics *	16,631	411,617
RayzeBio *	9,096	564,862
Recursion Pharmaceuticals, Cl A *	66,042	621,455
REGENXBIO *	17,074	210,352
Relay Therapeutics *	37,002	342,269
Reneo Pharmaceuticals *	1	2
Replimune Group *	22,969	178,239
Revance Therapeutics *	35,831	180,230
REVOLUTION Medicines *	63,883	1,772,756
Rhythm Pharmaceuticals *	23,827	1,051,009
Rigel Pharmaceuticals *	1	1
Rocket Pharmaceuticals *	27,945	802,860
RxSight *	13,580	618,026

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sage Therapeutics *	24,928	$639,154
Sagimet Biosciences, Cl A *	2,284	21,652
Sana Biotechnology *	1	5
Sanara Medtech *	2,228	75,306
Sangamo Therapeutics *	1	—
Savara *	1	5
Scholar Rock Holding *	19,515	272,234
Schrodinger *	24,519	648,528
scPharmaceuticals *	14,884	72,932
Seer, Cl A *	1	2
Select Medical Holdings	47,310	1,229,587
Semler Scientific *	3,071	136,015
Seres Therapeutics *	1	1
Sharecare *	1	1
SI-BONE *	14,825	299,613
SIGA Technologies	19,751	96,385
Sight Sciences *	1	4
Silk Road Medical *	16,826	254,577
Simulations Plus	7,315	277,239
SpringWorks Therapeutics *	30,343	1,339,037
STAAR Surgical *	22,679	635,239
Stoke Therapeutics *	9,461	45,791
Summit Therapeutics *	1	4
Supernus Pharmaceuticals *	22,445	621,278
Surgery Partners *	34,139	1,047,726
Surmodics *	6,393	225,098
Sutro Biopharma *	1	4
Syndax Pharmaceuticals *	31,423	643,857
Tactile Systems Technology *	16,846	255,554
Tango Therapeutics *	19,290	226,658
Taro Pharmaceutical Industries *	4,170	179,519
Tarsus Pharmaceuticals *	10,399	283,269
Tela Bio *	9,097	62,860
Tenaya Therapeutics *	1	4
Terns Pharmaceuticals *	39,136	202,724
TG Therapeutics *	61,735	1,002,576
Theravance Biopharma *	29,858	283,054
Theseus Pharmaceuticals *	1	4
Third Harmonic Bio *	8,591	74,484

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
TransMedics Group *	14,940	$1,281,404
Travere Therapeutics *	29,936	267,328
Treace Medical Concepts *	20,725	279,373
Trevi Therapeutics *	1	1
Turnstone Biologics *	1	3
Twist Bioscience *	25,987	841,979
Tyra Biosciences *	6,382	85,519
UFP Technologies *	3,412	574,956
UroGen Pharma *	10,577	166,059
US Physical Therapy	6,684	616,666
Utah Medical Products	1,629	129,033
Vanda Pharmaceuticals *	26,160	94,176
Varex Imaging *	16,527	318,475
Vaxcyte *	43,366	3,097,200
Vaxxinity, Cl A *	1	1
Ventyx Biosciences *	1	2
Vera Therapeutics, Cl A *	16,192	589,713
Veracyte *	32,752	819,455
Veradigm *	50,685	462,754
Vericel *	21,320	916,334
Verrica Pharmaceuticals *	47,963	270,991
Verve Therapeutics *	22,824	246,956
Vicarious Surgical, Cl A *	1	—
Viemed Healthcare *	17,377	141,101
Vigil Neuroscience *	9,319	25,348
Viking Therapeutics *	43,286	1,044,924
Vir Biotechnology *	37,659	353,995
Viridian Therapeutics *	20,792	400,246
Vor BioPharma *	1	2
Voyager Therapeutics *	15,812	114,953
WaVe Life Sciences *	33,050	142,776
Xencor *	25,198	471,203
Xeris Biopharma Holdings *	1	2
XOMA *	4,438	88,627
Y-mAbs Therapeutics *	25,001	319,763
Zentalis Pharmaceuticals *	26,545	314,558
Zevra Therapeutics *	19,072	110,427
Zimvie *	8,673	151,604
Zymeworks *	26,210	284,116

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zynex *	9,231	$109,295
		163,079,914
Industrials — 13.4%
374Water *	1	1
3D Systems *	56,355	269,940
AAON	31,319	2,197,341
AAR *	16,272	989,663
ABM Industries	30,136	1,229,247
ACCO Brands	38,553	234,402
ACV Auctions, Cl A *	56,637	734,582
AeroVironment *	12,299	1,483,751
AerSale *	11,619	108,057
Air Transport Services Group *	25,156	389,666
Alamo Group	4,801	1,019,156
Albany International, Cl A	14,642	1,301,820
Alight, Cl A *	177,348	1,581,944
Allegiant Travel	7,053	552,955
Allient	6,218	173,234
Alta Equipment Group	9,163	98,044
Ameresco, Cl A *	14,350	293,171
American Woodmark *	7,584	692,268
Amprius Technologies *	1	4
API Group *	94,953	2,992,919
Apogee Enterprises	10,237	540,616
Applied Industrial Technologies	17,518	3,091,226
ArcBest	11,263	1,341,761
Archer Aviation, Cl A *	68,121	329,024
Arcosa	22,544	1,764,744
Argan	6,449	285,884
Aris Water Solutions, Cl A	16,967	147,613
Array Technologies *	68,835	911,375
ASGN *	22,277	2,067,751
Astec Industries	10,147	361,233
Astronics *	11,672	197,374
Asure Software *	10,178	89,974
Atkore *	18,653	2,845,142
AZZ	11,079	691,884
Babcock & Wilcox Enterprises *	1	1

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Barnes Group	21,839	$723,089
Barrett Business Services	3,154	354,100
Beacon Roofing Supply *	26,137	2,166,496
BlackSky Technology *	1	1
Blade Air Mobility *	1	3
Blink Charging *	1	2
Bloom Energy, Cl A *	86,026	973,814
Blue Bird *	7,935	231,147
BlueLinx Holdings *	3,990	460,207
Boise Cascade	19,696	2,668,020
Bowman Consulting Group, Cl A *	5,142	161,510
BrightView Holdings *	19,038	170,009
Brink’s	21,420	1,731,593
Cadre Holdings	9,385	318,996
Casella Waste Systems, Cl A *	25,772	2,199,383
CBIZ *	22,158	1,410,578
CECO Environmental *	14,745	285,021
Chart Industries *	19,564	2,283,510
Columbus McKinnon	12,775	499,119
Comfort Systems USA	16,090	3,499,092
Commercial Vehicle Group *	16,390	106,371
CompX International	1,017	24,530
Concrete Pumping Holdings *	11,797	91,073
Conduent *	1	4
Construction Partners, Cl A *	18,933	861,452
CoreCivic *	49,413	702,653
Covenant Logistics Group, Cl A	5,292	255,815
CRA International	3,063	328,476
CSG Systems International	15,134	761,392
CSW Industrials	7,056	1,492,838
Custom Truck One Source *	24,435	159,805
Daseke *	16,833	137,021
Deluxe	18,431	348,530
Desktop Metal, Cl A *	1	1
Distribution Solutions Group *	4,674	149,194
DNOW *	47,435	478,619
Douglas Dynamics	10,408	261,761
Dragonfly Energy Holdings *	1	—
Ducommun *	6,658	328,572

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
DXP Enterprises *	7,228	$232,886
Dycom Industries *	13,142	1,467,961
Eagle Bulk Shipping	5,804	319,975
Encore Wire	8,230	1,855,865
Energy Recovery *	24,149	374,551
Energy Vault Holdings *	1	2
Enerpac Tool Group, Cl A	25,913	809,263
EnerSys	18,878	1,804,170
Ennis	11,172	227,574
Enovix *	61,758	574,967
Enpro	9,686	1,446,895
Enviri *	32,410	279,050
Eos Energy Enterprises *	1	1
ESCO Technologies	11,529	1,174,459
ESS Tech *	1	1
Eve Holding *	10,020	62,124
EVI Industries	3,107	71,741
ExlService Holdings *	73,706	2,305,524
Exponent	23,110	2,038,071
Federal Signal	27,462	2,114,025
First Advantage	25,204	412,590
FiscalNote Holdings *	1	1
Fluence Energy, Cl A *	18,082	359,289
Fluor *	64,494	2,432,069
Forrester Research *	5,000	127,400
Forward Air	11,700	518,661
Franklin Covey *	5,441	220,034
Franklin Electric	21,121	1,990,865
Frontier Group Holdings *	16,222	79,001
FTAI Aviation	45,389	2,448,737
FTAI Infrastructure	1	4
FTC Solar *	1	1
FuelCell Energy *	1	1
GATX	16,138	1,979,326
Genco Shipping & Trading	18,945	332,295
Gencor Industries *	6,096	95,098
GEO Group *	52,803	587,169
Gibraltar Industries *	14,069	1,138,464
Global Industrial	5,678	241,485

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
GMS *	18,563	$1,562,262
Gorman-Rupp	10,536	351,797
GrafTech International	1	1
Granite Construction	20,280	914,831
Great Lakes Dredge & Dock *	28,107	214,738
Greenbrier	13,618	619,074
Griffon	21,335	1,242,977
H&E Equipment Services	14,456	777,588
Hawaiian Holdings *	21,780	310,365
Healthcare Services Group *	31,957	301,674
Heartland Express	20,219	261,836
Heidrick & Struggles International	9,172	274,885
Helios Technologies	15,187	626,616
Herc Holdings	12,907	1,903,653
Hillenbrand	31,428	1,463,602
Hillman Solutions *	87,900	772,641
HireQuest	10,871	144,584
HireRight Holdings *	9,061	112,356
HNI	21,056	857,417
Hub Group, Cl A *	28,816	1,304,788
Hudson Technologies *	20,735	262,920
Huron Consulting Group *	9,216	954,132
Hyliion Holdings *	1	1
Hyster-Yale Materials Handling	4,864	319,662
IBEX Holdings *	4,114	74,134
ICF International	8,668	1,205,199
IES Holdings *	4,002	328,004
Innodata *	13,030	135,121
INNOVATE *	1	1
Insperity	17,368	1,991,936
Insteel Industries	8,645	299,376
Interface, Cl A	27,420	340,282
Janus International Group *	37,320	528,078
JELD-WEN Holding *	38,292	712,231
JetBlue Airways *	148,031	786,045
Joby Aviation *	125,888	687,348
John Bean Technologies	14,695	1,451,278
Kadant	5,755	1,645,930
Kaman	13,009	586,055

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Karat Packaging	2,468	$59,528
Kelly Services, Cl A	15,165	311,641
Kennametal	36,768	901,551
Kforce	8,855	605,239
Korn Ferry	23,748	1,393,295
Kratos Defense & Security Solutions *	56,391	954,700
LanzaTech Global *	12,547	54,642
Legalzoom.com *	45,944	473,683
Leonardo DRS *	23,520	456,523
Limbach Holdings *	5,032	216,376
Lindsay	5,052	657,316
Liquidity Services *	10,657	185,965
LSI Industries	13,278	181,377
Manitowoc *	15,417	248,214
Marten Transport	25,386	469,641
Masonite International *	9,960	916,818
Masterbrand *	58,972	829,736
Matson	17,367	1,945,625
Matthews International, Cl A	13,233	435,366
Maximus	27,730	2,249,458
Mayville Engineering *	6,468	82,079
McGrath RentCorp	12,126	1,523,632
Microvast Holdings *	1	1
Miller Industries	4,955	199,439
MillerKnoll	35,492	943,732
Mistras Group *	12,261	95,268
Montrose Environmental Group *	12,805	374,034
Moog, Cl A	12,894	1,802,581
MRC Global *	35,535	378,803
Mueller Industries	51,230	2,459,040
Mueller Water Products, Cl A	67,989	932,129
MYR Group *	7,647	1,100,021
National Presto Industries	2,302	182,249
NEXTracker, Cl A *	57,346	2,596,053
Nikola *	1	1
NL Industries	3,258	17,105
Northwest Pipe *	4,289	130,257
NuScale Power *	1	3
NV5 Global *	6,371	668,254

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Omega Flex	1,477	$103,036
OPENLANE *	51,286	722,107
PAM Transportation Services *	3,245	67,204
Pangaea Logistics Solutions	19,278	179,671
Park Aerospace	8,145	120,139
Park-Ohio Holdings	4,962	122,760
Parsons *	18,592	1,211,269
Performant Financial *	1	3
PGT Innovations *	26,137	1,077,367
Pitney Bowes	1	4
Planet Labs PBC *	1	2
Powell Industries	4,181	495,574
Preformed Line Products	1,339	163,693
Primoris Services	23,904	784,051
Proto Labs *	11,886	428,966
Quad *	13,714	74,878
Quanex Building Products	15,126	472,234
Radiant Logistics *	15,950	97,933
Redwire *	1	3
Resideo Technologies *	65,940	1,105,814
Resources Connection	13,731	184,819
REV Group	14,491	282,864
Rocket Lab USA *	126,379	612,938
Rush Enterprises, Cl A	28,552	1,282,270
Rush Enterprises, Cl B	4,382	207,114
RXO *	52,904	1,100,403
SES AI *	1	1
Shoals Technologies Group, Cl A *	76,228	1,003,923
Shyft Group	14,946	161,865
Simpson Manufacturing	19,688	3,563,331
Skillsoft *	4,196	58,828
SkyWest *	21,369	1,138,113
SKYX Platforms *	1	2
Southland Holdings *	4,176	20,462
SP Plus *	9,931	513,731
Spirit Airlines	49,391	310,669
SPX Technologies *	20,664	2,079,625
Standex International	5,311	784,222
Steelcase, Cl A	41,710	528,883

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Stem *	1	$3
Sterling Check *	19,579	267,058
Sterling Infrastructure *	13,794	1,035,929
Sun Country Airlines Holdings *	20,133	274,010
SunPower, Cl A *	35,155	106,520
Tennant	8,448	798,505
Terex	30,791	1,891,491
Terran Orbital *	1	1
Thermon Group Holdings *	15,586	510,909
Titan International *	21,947	323,938
Titan Machinery *	9,529	254,710
TPI Composites *	1	3
Transcat *	3,507	385,910
TriNet Group *	17,169	1,952,115
Trinity Industries	37,001	930,205
Triumph Group *	27,685	448,497
TrueBlue *	14,853	204,674
TTEC Holdings	8,333	169,827
Tutor Perini *	17,003	152,347
UFP Industries	27,575	3,128,384
UniFirst	6,828	1,156,800
Universal Logistics Holdings	3,432	104,745
Upwork *	57,503	788,366
V2X *	5,145	200,089
Velo3D *	1	—
Verra Mobility, Cl A *	63,779	1,524,956
Viad *	9,377	310,004
Vicor *	10,187	383,744
Virgin Galactic Holdings *	1	2
VSE	7,034	436,882
Wabash National	21,091	533,602
Watts Water Technologies, Cl A	12,461	2,467,403
Werner Enterprises	29,301	1,158,855
Willdan Group *	5,110	97,805
Willis Lease Finance *	1,765	86,503
Xometry, Cl A *	15,010	483,022
Zurn Elkay Water Solutions	67,221	1,993,103
		186,731,640

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 10.5%
8x8 *	1	$3
908 Devices *	11,175	79,119
A10 Networks	34,100	455,917
ACI Worldwide *	49,474	1,487,683
ACM Research, Cl A *	22,050	379,701
Adeia	47,789	580,158
ADTRAN Holdings	34,934	218,861
Advanced Energy Industries	17,477	1,820,754
Aehr Test Systems *	11,914	176,923
Aeva Technologies *	1	1
Agilysys *	8,973	751,130
Akoustis Technologies *	1	1
Alarm.com Holdings *	22,463	1,366,200
Alkami Technology *	17,685	435,405
Alpha & Omega Semiconductor *	10,376	266,248
Altair Engineering, Cl A *	24,472	2,080,609
Ambarella *	17,668	928,630
American Software, Cl A	17,436	197,550
Amkor Technology	50,807	1,608,550
Amplitude, Cl A *	33,514	434,341
Appfolio, Cl A *	8,887	1,948,564
Appian, Cl A *	18,734	611,290
Applied Digital *	31,997	164,465
Arlo Technologies *	38,625	342,990
Asana, Cl A *	36,243	631,353
Atomera *	9,743	76,580
Aurora Innovation, Cl A *	1	3
AvePoint *	71,041	547,016
Aviat Networks *	4,982	148,613
Axcelis Technologies *	15,044	1,956,472
Badger Meter	13,584	1,955,960
Bel Fuse, Cl B	4,995	333,966
Belden	19,877	1,474,476
Benchmark Electronics	15,810	428,767
BigBear.ai Holdings *	1	2
BigCommerce Holdings *	30,074	246,005
Blackbaud *	21,352	1,727,804
BlackLine *	26,257	1,540,761
Box, Cl A *	63,875	1,659,472

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Braze, Cl A *	23,831	$1,288,066
Brightcove *	1	2
C3.ai, Cl A *	36,782	911,458
Calix *	27,111	899,543
Cambium Networks *	5,073	21,560
Cerence *	18,060	361,561
CEVA *	10,762	206,630
Cipher Mining *	1	3
Cleanspark *	54,004	434,732
Clear Secure, Cl A	37,585	715,243
Clearfield *	5,859	147,588
Climb Global Solutions	2,289	126,399
Cohu *	21,314	679,064
CommScope Holding *	1	2
CommVault Systems *	19,839	1,818,839
CompoSecure *	3,243	16,345
Comtech Telecommunications	11,670	73,871
Consensus Cloud Solutions *	9,121	198,291
CoreCard *	4,063	49,162
Corsair Gaming *	21,337	271,620
Couchbase *	15,239	380,975
CPI Card Group *	2,815	51,374
Credo Technology Group Holding *	42,942	880,740
CS Disco *	9,381	76,737
CTS	14,312	587,651
CXApp *	1	1
Daktronics *	20,802	157,679
Digi International *	16,135	392,242
Digimarc *	6,600	233,772
Digital Turbine *	42,333	228,175
DigitalOcean Holdings *	32,291	1,088,852
Diodes *	20,707	1,393,995
Domo, Cl B *	13,879	150,865
DZS *	1	2
E2open Parent Holdings *	1	4
Eastman Kodak *	19,992	68,972
eGain *	8,688	65,160
Enfusion, Cl A *	13,916	109,936
Envestnet *	24,320	1,242,752

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ePlus *	12,123	$915,771
Everbridge *	18,681	417,707
EverCommerce *	11,639	113,364
Evolv Technologies Holdings *	53,199	232,480
Expensify, Cl A *	1	2
Extreme Networks *	62,219	840,579
FARO Technologies *	7,967	180,373
Fastly, Cl A *	62,068	1,248,808
FormFactor *	35,640	1,381,763
Freshworks, Cl A *	72,520	1,609,944
Grid Dynamics Holdings *	22,933	299,276
Hackett Group	11,682	270,088
Harmonic *	49,665	581,080
Ichor Holdings *	13,117	474,835
Immersion	16,991	116,049
Impinj *	10,370	1,005,683
Infinera *	1	5
Information Services Group	14,756	65,221
Insight Enterprises *	14,260	2,634,392
Instructure Holdings *	10,142	249,797
Intapp *	12,557	540,956
InterDigital	13,103	1,376,470
inTEST *	5,620	67,047
Intevac *	17,403	71,874
IonQ *	72,938	749,073
Iteris *	24,043	115,887
Itron *	21,046	1,518,258
Jamf Holding *	31,902	591,463
Kaltura *	1	2
Kimball Electronics *	10,579	251,569
Knowles *	38,547	628,702
KVH Industries *	10,540	51,330
Lightwave Logic *	46,256	199,363
LivePerson *	1	3
LiveRamp Holdings *	30,209	1,192,651
Luna Innovations *	16,509	118,370
MACOM Technology Solutions Holdings *	24,972	2,153,336
Marathon Digital Holdings *	96,675	1,714,048
Matterport *	1	2

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Maxeon Solar Technologies *	11,941	$54,093
MaxLinear, Cl A *	35,132	731,448
MeridianLink *	11,819	268,882
Methode Electronics	15,615	324,167
MicroStrategy, Cl A *	5,511	2,762,168
MicroVision *	1	2
Mirion Technologies, Cl A *	90,717	857,276
Mitek Systems *	17,749	223,637
Model N *	17,130	461,653
N-able *	31,448	408,195
Napco Security Technologies	14,473	502,937
Navitas Semiconductor, Cl A *	47,419	271,711
NETGEAR *	12,489	177,344
NetScout Systems *	31,156	670,166
NextNav *	1	4
nLight *	21,409	277,889
Novanta *	16,291	2,517,774
NVE	2,336	186,857
Olo, Cl A *	45,630	235,907
ON24	17,331	132,582
OneSpan *	19,473	199,793
Onto Innovation *	22,633	3,655,229
OSI Systems *	7,225	925,017
PagerDuty *	41,521	983,217
PAR Technology *	12,379	563,740
PC Connection	5,435	350,612
PDF Solutions *	14,355	447,876
Perficient *	16,015	1,091,102
Photronics *	27,905	815,384
Plexus *	12,740	1,206,733
Power Integrations	25,937	1,944,237
PowerSchool Holdings, Cl A *	25,754	606,249
Presto Automation *	1	—
Progress Software	21,279	1,208,860
PROS Holdings *	20,395	701,996
Q2 Holdings *	26,645	1,133,745
Qualys *	16,811	3,180,137
Rackspace Technology *	1	2
Rambus *	50,119	3,434,655

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Rapid7 *	27,454	$1,510,794
Red Violet *	3,900	72,852
Ribbon Communications *	1	3
Richardson Electronics	6,540	64,354
Rimini Street *	1	3
Riot Platforms *	92,389	1,007,040
Rogers *	8,314	958,355
Sanmina *	26,208	1,567,763
ScanSource *	11,361	446,033
SEMrush Holdings, Cl A *	16,387	189,106
Semtech *	27,729	550,143
Silicon Laboratories *	14,325	1,767,132
SiTime *	7,829	834,337
SkyWater Technology *	8,716	75,306
SMART Global Holdings *	20,931	411,294
SmartRent, Cl A *	1	3
SolarWinds *	22,927	270,997
SoundHound AI, Cl A *	1	2
SoundThinking *	3,947	81,466
Sprinklr, Cl A *	46,864	584,863
Sprout Social, Cl A *	22,319	1,368,824
SPS Commerce *	16,658	3,061,740
Squarespace, Cl A *	20,391	632,121
Super Micro Computer *	21,022	11,133,461
Synaptics *	17,955	1,917,774
Tenable Holdings *	51,568	2,428,853
Terawulf *	1	2
Thoughtworks Holding *	43,664	204,347
Transphorm *	1	5
TTM Technologies *	46,051	640,569
Tucows, Cl A *	4,255	98,376
Turtle Beach *	6,960	79,135
Ultra Clean Holdings *	20,343	777,103
Unisys *	1	7
Varonis Systems, Cl B *	49,846	2,237,088
Veeco Instruments *	23,216	740,126
Verint Systems *	28,348	841,652
Veritone *	1	2
Viant Technology, Cl A *	5,227	44,795

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Viavi Solutions *	99,736	$980,405
Vishay Intertechnology	59,336	1,289,371
Vishay Precision Group *	5,452	173,810
Vuzix *	1	2
Weave Communications *	18,813	235,915
Workiva, Cl A *	22,280	2,070,703
X4 Pharmaceuticals *	1	1
Xerox Holdings	51,039	942,180
Xperi *	17,793	190,029
Yext *	47,751	283,163
Zeta Global Holdings, Cl A *	61,566	595,959
Zuora, Cl A *	55,764	509,683
		145,752,150
Materials — 3.3%
5E Advanced Materials *	1	1
AdvanSix	11,842	300,550
Alpha Metallurgical Resources	5,754	2,297,227
American Vanguard	12,698	138,662
Arch Resources	8,232	1,456,735
Aspen Aerogels *	23,052	258,874
ATI *	58,670	2,397,843
Avient	41,125	1,489,136
Balchem	14,805	2,075,069
Cabot	25,610	1,846,481
Carpenter Technology	22,146	1,363,972
Century Aluminum *	23,105	257,621
Clearwater Paper *	7,738	255,122
Coeur Mining *	1	3
Commercial Metals	53,321	2,784,423
Compass Minerals International	15,731	353,790
Constellium, Cl A *	57,004	1,068,825
Contango ORE *	2,407	39,643
Core Molding Technologies *	4,496	77,781
Dakota Gold *	1	2
Danimer Scientific *	1	1
Ecovyst *	42,014	389,050
Glatfelter *	1	1
Greif, Cl A	11,092	694,470

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Greif, Cl B	2,562	$160,637
Hawkins	8,851	589,211
Haynes International	5,769	321,160
HB Fuller	24,763	1,876,293
Hecla Mining	261,889	997,797
Ingevity *	16,683	726,711
Innospec	11,551	1,341,187
Intrepid Potash *	4,844	89,130
Ivanhoe Electric *	27,524	230,101
Kaiser Aluminum	7,315	474,743
Knife River *	25,724	1,684,665
Koppers Holdings	8,967	458,572
Kronos Worldwide	9,880	91,983
LSB Industries *	31,613	235,201
Materion	9,246	1,081,505
Mativ Holdings	23,562	283,451
Minerals Technologies	14,652	957,508
Myers Industries	15,525	291,094
O-I Glass, Cl I *	69,946	1,018,414
Olympic Steel	4,560	308,165
Origin Materials *	1	1
Pactiv Evergreen	17,919	261,617
Perimeter Solutions *	1	5
Perpetua Resources *	22,514	64,390
Piedmont Lithium *	8,891	135,854
PureCycle Technologies *	58,498	229,312
Quaker Chemical	6,369	1,209,728
Ramaco Resources, Cl A	9,303	175,641
Ramaco Resources, Cl B	1,861	23,481
Ranpak Holdings, Cl A *	16,427	67,679
Rayonier Advanced Materials *	1	4
Ryerson Holding	12,110	415,615
Schnitzer Steel Industries, Cl A	11,925	313,985
Sensient Technologies	19,546	1,212,438
Stepan	9,829	877,435
Summit Materials, Cl A *	54,111	1,957,736
SunCoke Energy	37,622	385,625
Sylvamo	17,159	796,692
TimkenSteel *	19,789	406,664

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Tredegar	14,086	$66,627
TriMas	18,403	454,186
Trinseo	16,171	97,511
Tronox Holdings, Cl A	50,293	693,540
United States Lime & Minerals	1,086	280,916
Valhi	1,238	17,171
Warrior Met Coal	23,940	1,536,230
Worthington Enterprises	13,943	795,309
Worthington Steel *	13,943	417,593
		45,655,795
Real Estate — 4.7%
Acadia Realty Trust ‡	41,706	711,504
Alexander & Baldwin ‡	32,372	560,683
Alexander’s ‡	1,086	238,692
Alpine Income Property Trust ‡	7,199	111,872
American Assets Trust ‡	21,805	489,086
American Realty Investors *	597	13,140
Anywhere Real Estate *	47,614	339,012
Apartment Investment and Management, Cl A ‡*	66,238	492,148
Apple Hospitality REIT ‡	96,057	1,542,675
Armada Hoffler Properties ‡	30,142	360,498
Braemar Hotels & Resorts ‡	1	2
Brandywine Realty Trust ‡	69,877	331,217
Broadstone Net Lease, Cl A ‡	83,754	1,345,927
BRT Apartments ‡	5,411	90,905
CareTrust REIT ‡	45,095	943,387
CBL & Associates Properties ‡	12,411	290,169
Centerspace ‡	6,943	380,199
Chatham Lodging Trust ‡	20,787	218,264
City Office REIT ‡	17,733	93,098
Clipper Realty ‡	4,887	24,728
Community Healthcare Trust ‡	12,727	325,684
Compass, Cl A *	1	3
COPT Defense Properties ‡	52,034	1,225,921
CTO Realty Growth ‡	10,684	176,608
Cushman & Wakefield *	74,772	786,601
DiamondRock Hospitality ‡	94,674	865,320

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
DigitalBridge Group	71,187	$1,398,113
Diversified Healthcare Trust ‡	1	3
Douglas Elliman	1	2
Douglas Emmett ‡	76,594	1,037,849
Easterly Government Properties, Cl A ‡	42,331	519,825
Elme Communities ‡	38,221	553,440
Empire State Realty Trust, Cl A ‡	58,337	555,368
Equity Commonwealth ‡	45,930	877,722
Essential Properties Realty Trust ‡	73,081	1,820,448
eXp World Holdings	30,921	382,802
Farmland Partners ‡	23,223	260,562
Forestar Group *	8,462	264,522
Four Corners Property Trust ‡	40,058	937,758
FRP Holdings *	2,952	171,511
Getty Realty ‡	20,181	558,206
Gladstone Commercial ‡	16,943	217,209
Gladstone Land ‡	13,603	192,618
Global Medical REIT ‡	28,630	289,449
Global Net Lease ‡	87,627	740,445
Hudson Pacific Properties ‡	66,013	540,646
Independence Realty Trust ‡	107,442	1,578,323
Innovative Industrial Properties, Cl A ‡	12,573	1,172,181
InvenTrust Properties ‡	31,019	770,202
JBG SMITH Properties ‡	50,735	811,760
Kennedy-Wilson Holdings	53,880	563,046
Kite Realty Group Trust ‡	98,460	2,107,044
LTC Properties ‡	18,740	584,126
LXP Industrial Trust ‡	129,633	1,178,364
Macerich ‡	97,307	1,536,478
Marcus & Millichap	11,849	451,328
Maui Land & Pineapple *	4,821	95,456
National Health Investors ‡	19,010	1,010,952
NETSTREIT ‡	34,802	632,352
Newmark Group, Cl A	66,614	676,132
NexPoint Diversified Real Estate Trust ‡(C)	15,923	109,866
NexPoint Residential Trust ‡	10,323	315,368
Office Properties Income Trust ‡	20,542	75,389
One Liberty Properties ‡	7,069	143,077
Opendoor Technologies *	1	3

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Orion Office REIT ‡	23,633	$121,474
Outfront Media ‡	66,440	865,049
Paramount Group ‡	76,766	364,639
Peakstone Realty Trust ‡	20,467	296,362
Pebblebrook Hotel Trust ‡	57,218	870,858
Phillips Edison ‡	53,933	1,872,014
Physicians Realty Trust ‡	108,559	1,328,762
Piedmont Office Realty Trust, Cl A ‡	55,597	378,060
Plymouth Industrial REIT ‡	21,009	465,139
Postal Realty Trust, Cl A ‡	7,799	109,966
PotlatchDeltic ‡	36,109	1,615,156
RE/MAX Holdings, Cl A	8,170	87,664
Redfin *	42,897	350,040
Retail Opportunity Investments ‡	55,421	753,171
RLJ Lodging Trust ‡	69,770	807,937
RMR Group, Cl A	6,799	177,386
Ryman Hospitality Properties ‡	26,228	2,882,457
Sabra Health Care REIT ‡	104,222	1,390,321
Safehold ‡	21,188	420,794
Saul Centers ‡	5,238	200,406
Service Properties Trust ‡	74,245	573,914
SITE Centers ‡	86,001	1,145,533
SL Green Realty ‡	29,848	1,341,668
St. Joe	15,510	856,152
Star Holdings *	8,885	102,977
Stratus Properties *	2,367	54,441
Summit Hotel Properties ‡	42,897	277,973
Sunstone Hotel Investors ‡	91,604	977,415
Tanger ‡	47,363	1,274,065
Tejon Ranch *	9,310	146,912
Terreno Realty ‡	37,301	2,227,989
Transcontinental Realty Investors *	700	27,811
UMH Properties ‡	25,088	379,080
Uniti Group ‡	100,452	528,378
Universal Health Realty Income Trust ‡	5,622	223,812
Urban Edge Properties ‡	51,731	893,394
Veris Residential ‡	37,541	572,500
Whitestone REIT, Cl B ‡	21,896	282,896

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Xenia Hotels & Resorts ‡	50,014	$666,687
		64,998,540
Utilities — 1.9%
ALLETE	26,890	1,589,468
Altus Power, Cl A *	42,422	228,655
American States Water	17,279	1,289,013
Artesian Resources, Cl A	4,269	155,819
Avista	37,156	1,263,676
Black Hills	30,952	1,602,076
Cadiz *	1	3
California Water Service Group	27,393	1,240,081
Chesapeake Utilities	9,787	991,227
Genie Energy, Cl B	10,363	192,855
Global Water Resources	5,430	65,106
MGE Energy	16,863	1,087,495
Middlesex Water	8,021	448,935
Montauk Renewables *	27,801	192,105
New Jersey Resources	44,427	1,813,954
Northwest Natural Holding	16,657	613,977
Northwestern Energy Group	27,527	1,324,599
ONE Gas	25,033	1,536,275
Ormat Technologies	24,308	1,572,241
Otter Tail	18,993	1,717,347
PNM Resources	39,256	1,422,245
Portland General Electric	44,308	1,813,526
Pure Cycle *	8,145	79,740
RGC Resources	4,567	87,275
SJW Group	14,372	855,709
Southwest Gas Holdings	29,224	1,714,864
Spire	24,324	1,380,874
Sunnova Energy International *	42,615	448,310
Unitil	7,036	334,351
York Water	6,592	236,521
		27,298,322
TOTAL UNITED STATES		1,067,760,609
TOTAL COMMON STOCK (Cost $1,033,318,710)		1,101,500,806

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND — 23.7% (D)
Vanguard Russell 2000 ETF	4,229,470	$329,475,713

TOTAL EXCHANGE TRADED FUND (Cost $304,631,953)		329,475,713

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(A)(C)	1	—
CinCor Pharma# *(A)	15,984	48,911
Jounce Therapeutics# *(A)	1	—
Novartis CVR# *(A)	26,043	10,157
OmniAb CVR# *(A)	2,421	49
OmniAb CVR# *(A)	2,421	48
Rain Oncology CVR# *(A)	1	—
TOTAL RIGHTS (Cost $–)		59,165
TOTAL INVESTMENTS — 102.8% (Cost $1,337,950,663)		$1,431,035,684

WRITTEN OPTIONS — (2.9)% (Premiums Received $(34,032,624))		$(40,364,500)

Percentages are based on Net Assets of $1,392,355,077.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.9)%
Call Options
Russell 2000 Index	(7,339)	$(1,429,154,294)	$1,920	02/16/24	$(40,364,500)

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Affiliated investment.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Russell 2000 Covered Call ETF

(C)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,428.
(D)	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,101,453,264	$47,542	$— ^	$1,101,500,806
Exchange Traded Fund	329,475,713	—	—	329,475,713
Rights	—	—	59,165	59,165
Total Investments in Securities	$1,430,928,977	$47,542	$59,165	$1,431,035,684

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(40,364,500)	$—	$—	$(40,364,500)
Total Other Financial Instruments	$(40,364,500)	$—	$—	$(40,364,500)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2024	Income	Capital Gains
Centrus Energy, Cl A

$358,329	$—	$—	$(19,244)	$—	$339,085	$—	$—
Energy Fuels

511,871	54,729	—	(32,702)	—	533,898	—	—
Uranium Energy

970,719	—	—	275,716	—	1,246,435	—	—
Totals:

$1,840,919	$54,729	$–	$223,770	$–	$2,119,418	$–	$—

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 8.6%
Communication Services — 0.1%
REA Group	57	$6,931
Telstra Group	4,934	13,177
		20,108
Consumer Discretionary — 0.3%
Wesfarmers	1,568	60,295

Consumer Staples — 0.5%
Coles Group	2,758	29,007
Woolworths Group	2,472	58,844
		87,851
Energy — 0.4%
Santos	3,873	20,098
Woodside Energy Group	2,271	48,655
		68,753
Financials — 2.8%
ANZ Group Holdings	3,721	66,906
ASX	230	9,983
Commonwealth Bank of Australia	2,074	161,136
Macquarie Group	445	56,024
National Australia Bank	3,874	83,486
QBE Insurance Group	1,793	18,787
Suncorp Group	1,518	14,239
Westpac Banking	4,476	71,546
		482,107
Health Care — 0.9%
Cochlear	365	73,466
EBOS Group	811	18,745
Sonic Healthcare	2,634	55,754
		147,965
Industrials — 0.5%
Brambles	2,215	21,437
Computershare	1,115	18,714

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Transurban Group	5,233	$46,735
		86,886
Information Technology — 0.1%
WiseTech Global	214	10,325

Materials — 2.7%
BHP Group	6,374	199,174
Fortescue	2,097	41,420
Glencore	14,078	75,377
Rio Tinto	472	41,473
Rio Tinto PLC	1,397	97,899
South32	5,773	12,785
		468,128
Real Estate — 0.3%
Goodman Group ‡	2,124	35,944
Scentre Group ‡	6,229	12,642
		48,586
TOTAL AUSTRALIA		1,481,004
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	173	1,514

Energy — 0.0%
OMV	173	7,763

Financials — 0.1%
Erste Group Bank	434	18,881
Raiffeisen Bank International	171	3,588
		22,469
Industrials — 0.1%
ANDRITZ	112	6,953
Strabag	21	989
		7,942

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.0%
voestalpine	165	$4,947

Utilities — 0.1%
EVN	16	446
Verbund	114	9,368
		9,814
TOTAL AUSTRIA		54,449
BELGIUM — 1.4%
Consumer Staples — 0.7%
Anheuser-Busch InBev	2,090	130,563

Financials — 0.2%
Groupe Bruxelles Lambert	122	9,330
KBC Group	400	26,278
		35,608
Health Care — 0.4%
UCB	653	61,924

Materials — 0.1%
Solvay	89	2,459
Syensqo *	89	7,975
		10,434
TOTAL BELGIUM		238,529
BRAZIL — 0.0%
Materials — 0.0%
Yara International	203	6,783

CHINA — 0.6%
Consumer Discretionary — 0.4%
Chow Tai Fook Jewellery Group	3,100	4,188
Prosus	2,088	62,447
		66,635
Consumer Staples — 0.1%
Budweiser Brewing APAC	3,800	5,969

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Wilmar International	6,612	$16,328
		22,297
Financials — 0.1%
BOC Hong Kong Holdings	4,500	10,776

TOTAL CHINA		99,708
DENMARK — 1.3%
Health Care — 0.5%
Coloplast, Cl B	679	78,925

Industrials — 0.7%
AP Moller - Maersk, Cl A	4	7,293
AP Moller - Maersk, Cl B	8	14,836
DSV	304	54,825
Vestas Wind Systems *	1,711	49,037
		125,991
Utilities — 0.1%
Orsted	230	13,123

TOTAL DENMARK		218,039
FINLAND — 0.9%
Energy — 0.1%
Neste	513	17,860

Financials — 0.5%
Nordea Bank Abp	4,421	54,871
Sampo, Cl A	573	24,141
		79,012
Industrials — 0.2%
Kone, Cl B	662	33,035

Information Technology — 0.1%
Nokia	6,573	23,719

TOTAL FINLAND		153,626

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 10.7%
Communication Services — 0.0%
Adevinta, Cl B *	347	$3,750

Consumer Discretionary — 2.6%
Christian Dior	4	3,202
Hermes International SCA	47	99,953
Kering	97	40,382
LVMH Moet Hennessy Louis Vuitton	364	305,877
		449,414
Consumer Staples — 2.2%
Danone	1,269	85,105
L’Oreal	461	222,688
Pernod Ricard	402	66,593
		374,386
Energy — 1.0%
TotalEnergies	2,736	178,616

Financials — 1.0%
AXA	2,133	72,197
BNP Paribas	1,267	86,086
Credit Agricole	1,359	19,651
		177,934
Health Care — 1.8%
EssilorLuxottica	1,549	306,738

Industrials — 0.7%
Vinci	874	111,153

Information Technology — 0.5%
Capgemini	199	44,789
Dassault Systemes	848	44,431
		89,220
Materials — 0.7%
Air Liquide	659	124,326

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.2%
Engie	2,253	$36,245

TOTAL FRANCE		1,851,782
GERMANY — 6.3%
Communication Services — 0.6%
Deutsche Telekom	4,257	105,177

Consumer Discretionary — 1.0%
adidas	228	43,619
Bayerische Motoren Werke	414	43,523
Mercedes-Benz Group	1,103	75,302
Volkswagen	38	5,432
		167,876
Consumer Staples — 0.2%
Beiersdorf	203	29,956
Henkel & KGaA	210	14,453
		44,409
Financials — 1.5%
Allianz	499	134,317
Deutsche Boerse	235	47,161
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	168	71,937
		253,415
Industrials — 0.6%
Daimler Truck Holding	852	30,781
Deutsche Post	1,606	77,666
Hapag-Lloyd	10	1,511
		109,958
Information Technology — 1.7%
Infineon Technologies	1,664	60,995
SAP	1,298	226,720
		287,715

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.3%
BASF	1,129	$54,525

Utilities — 0.4%
E.ON	2,743	37,424
RWE	854	31,846
Uniper *	4	255
		69,525
TOTAL GERMANY		1,092,600
HONG KONG — 1.9%
Financials — 1.2%
AIA Group	14,165	110,443
Hang Seng Bank	780	8,107
Hong Kong Exchanges & Clearing	1,494	45,218
Prudential	3,319	34,590
		198,358
Industrials — 0.2%
MTR	2,400	7,798
Techtronic Industries	2,432	25,884
		33,682
Real Estate — 0.3%
CK Asset Holdings	2,500	11,273
Henderson Land Development	1,700	4,426
Link REIT ‡	3,100	15,545
Sun Hung Kai Properties	1,940	18,079
Wharf Real Estate Investment	2,000	5,859
		55,182
Utilities — 0.2%
CK Infrastructure Holdings	800	4,753
CLP Holdings	2,300	18,286
Hong Kong & China Gas	12,710	9,024
		32,063
TOTAL HONG KONG		319,285

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.7%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	2,362	$3,141

Consumer Discretionary — 0.0%
Global-e Online, Cl E *	104	3,928

Consumer Staples — 0.0%
Strauss Group *	113	2,205

Energy — 0.0%
Delek Group	8	998

Financials — 0.3%
Bank Hapoalim	1,463	12,539
Bank Leumi Le-Israel	1,816	13,908
First International Bank of Israel	60	2,425
Israel Discount Bank, Cl A	1,463	7,150
Mizrahi Tefahot Bank	171	6,407
Phoenix Holdings	141	1,443
		43,872
Industrials — 0.0%
Shapir Engineering and Industry	209	1,185

Information Technology — 0.3%
Check Point Software Technologies *	120	19,072
JFrog *	134	4,359
Nice *	75	15,506
Nova *	36	5,188
Tower Semiconductor *	135	3,882
Wix.com *	69	8,755
		56,762
Materials — 0.0%
Israel *	5	1,159

Real Estate — 0.1%
Airport City *	95	1,593
Amot Investments	260	1,358

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Azrieli Group	32	$2,171
Big Shopping Centers *	14	1,432
Melisron	30	2,211
Mivne Real Estate KD	592	1,611
		10,376
TOTAL ISRAEL		123,626
ITALY — 2.2%
Consumer Discretionary — 0.4%
Ferrari	176	61,885
PRADA	600	3,726
		65,611
Consumer Staples — 0.1%
Davide Campari-Milano	1,136	11,612

Energy — 0.3%
Eni	2,990	48,114

Financials — 0.9%
Assicurazioni Generali	1,432	32,183
Intesa Sanpaolo	19,564	60,843
UniCredit	2,192	64,670
		157,696
Utilities — 0.5%
Enel	9,746	67,130
Snam	2,487	12,235
Terna - Rete Elettrica Nazionale	1,692	14,387
		93,752
TOTAL ITALY		376,785
JAPAN — 28.4%
Communication Services — 2.0%
Capcom	240	9,269
Dentsu Group	295	7,935
KDDI	1,849	61,943
Konami Group	116	7,242
LY	3,132	9,899

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Nexon	548	$8,866
Nintendo	1,449	82,375
Nippon Telegraph & Telephone	36,717	46,796
SoftBank	3,482	46,772
SoftBank Group	1,307	57,761
Toho	173	5,701
		344,559
Consumer Discretionary — 5.1%
Aisin	228	8,665
Bandai Namco Holdings	958	21,070
Bridgestone	796	35,091
Denso	2,996	47,981
Fast Retailing	274	74,491
Honda Motor	7,042	80,717
Isuzu Motors	830	11,541
Nissan Motor	3,054	12,293
Nitori Holdings	112	14,761
Oriental Land	1,664	62,633
Pan Pacific International Holdings	706	15,489
Panasonic Holdings	3,426	33,012
Rakuten Group *	2,031	9,038
Sekisui House	967	22,142
Shimano	114	16,654
Subaru	907	18,559
Sumitomo Electric Industries	1,023	13,829
Suzuki Motor	646	29,557
Toyota Motor	17,393	356,963
		884,486
Consumer Staples — 1.9%
Aeon	1,782	43,070
Asahi Group Holdings	1,033	38,939
Kao	949	38,064
Kirin Holdings	1,825	26,506
Kobe Bussan	320	8,253
Nissin Foods Holdings	531	17,360
Seven & i Holdings	1,611	64,539
Shiseido	847	23,931

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Suntory Beverage & Food	289	$9,553
Unicharm	979	34,077
Yakult Honsha	682	15,070
		319,362
Energy — 0.2%
ENEOS Holdings	3,781	15,483
Inpex	1,239	17,334
		32,817
Financials — 3.2%
Dai-ichi Life Holdings	1,183	26,392
Japan Exchange Group	640	14,378
Japan Post Bank	1,719	18,057
Mitsubishi HC Capital	1,350	9,707
Mitsubishi UFJ Financial Group	15,749	150,298
Mizuho Financial Group	3,122	57,709
MS&AD Insurance Group Holdings	573	24,100
Nomura Holdings	3,578	18,828
ORIX	1,488	29,200
Resona Holdings	2,871	16,104
Sompo Holdings	416	21,888
Sumitomo Mitsui Financial Group	1,619	85,283
Sumitomo Mitsui Trust Holdings	916	19,056
Tokio Marine Holdings	2,473	66,488
		557,488
Health Care — 4.5%
Eisai	1,620	77,556
Hoya	1,901	246,379
Kyowa Kirin	1,348	21,519
M3	2,393	38,545
Otsuka Holdings	3,102	123,592
Shionogi	1,591	77,387
Sysmex	849	46,511
Terumo	4,156	143,040
		774,529

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 5.8%
ANA Holdings *	316	$7,069
Central Japan Railway	1,742	44,010
Daifuku	619	12,444
East Japan Railway	618	35,687
FANUC	1,603	45,148
Hankyu Hanshin Holdings	450	13,943
ITOCHU	2,478	114,462
Japan Airlines	205	3,988
Komatsu	1,658	48,149
Kubota	1,827	28,153
Marubeni	2,834	49,274
MINEBEA MITSUMI	683	14,438
Mitsubishi Electric	3,679	55,446
Mitsui	2,595	107,067
Mitsui OSK Lines	600	21,796
NIDEC CORP	852	32,302
Nippon Yusen	820	28,598
Recruit Holdings	2,876	116,614
Secom	395	28,968
SG Holdings	824	10,792
SMC	102	57,854
Sumitomo	2,062	48,173
Tokyu	1,102	13,061
Toyota Industries	331	28,498
West Japan Railway	429	18,049
Yaskawa Electric	484	18,632
		1,002,615
Information Technology — 3.6%
Advantest	939	37,406
Canon	1,300	36,285
Disco	117	32,321
Fujitsu	229	32,648
Keyence	253	115,237
Kyocera	1,768	26,397
Lasertec	96	26,125
Murata Manufacturing	2,400	49,502
NEC	342	22,695
Nomura Research Institute	544	16,870

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NTT Data Group	811	$11,876
Obic	77	11,976
Omron	242	11,109
Oracle Japan	55	4,391
Renesas Electronics *	1,815	30,694
Rohm	464	8,188
TDK	463	23,572
Tokyo Electron	588	112,089
		609,381
Materials — 1.3%
Asahi Kasei	1,723	13,231
JFE Holdings	830	13,307
Mitsubishi Chemical Group	1,653	10,120
Nippon Paint Holdings	1,268	10,136
Nippon Sanso Holdings	282	7,273
Nippon Steel	1,155	28,208
Nitto Denko	181	15,243
Shin-Etsu Chemical	2,582	103,775
Sumitomo Metal Mining	344	9,651
Toray Industries	2,061	10,441
		221,385
Real Estate — 0.6%
Daiwa House Industry	806	25,276
Mitsubishi Estate	1,593	22,477
Mitsui Fudosan	1,144	29,176
Nippon Building Fund ‡	2	8,168
Sumitomo Realty & Development	580	18,554
		103,651
Utilities — 0.2%
Chubu Electric Power	923	12,108
Osaka Gas	514	10,943
Tokyo Gas	474	11,028
		34,079
TOTAL JAPAN		4,884,352

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	571	$15,903

NETHERLANDS — 6.6%
Communication Services — 0.2%
Universal Music Group	940	27,947

Consumer Staples — 0.6%
Heineken	515	52,193
Koninklijke Ahold Delhaize	1,977	55,857
		108,050
Energy — 1.5%
Shell	8,102	252,469

Financials — 0.6%
Adyen *	38	48,344
ING Groep	4,446	63,701
		112,045
Health Care — 0.7%
Argenx *	324	122,758

Industrials — 0.4%
Wolters Kluwer	417	61,830

Information Technology — 2.6%
ASML Holding	514	445,660

TOTAL NETHERLANDS		1,130,759
NEW ZEALAND — 0.5%

Communication Services — 0.0%
Spark New Zealand	2,270	7,427

Health Care — 0.3%
Fisher & Paykel Healthcare	3,263	47,542

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.1%
Auckland International Airport	2,090	$10,851
Infratil	1,325	8,617
		19,468
Information Technology — 0.1%
Xero *	167	12,231

Utilities — 0.0%
Mercury NZ	760	3,158
Meridian Energy	1,473	5,032
		8,190
TOTAL NEW ZEALAND		94,858
NORWAY — 0.8%
Communication Services — 0.0%
Telenor	770	8,594

Consumer Staples — 0.2%
Mowi	1,000	18,151
Orkla	1,662	13,113
Salmar	146	8,165
		39,429
Energy — 0.3%
Aker BP	351	9,425
Equinor	1,225	35,456
Var Energi	381	1,116
		45,997
Financials — 0.1%
DNB Bank	1,097	21,517
Gjensidige Forsikring	230	3,733
		25,250
Industrials — 0.1%
AutoStore Holdings *	2,052	3,798
Kongsberg Gruppen	172	8,833
		12,631

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.1%
Norsk Hydro	1,687	$9,993

TOTAL NORWAY		141,894
PORTUGAL — 0.1%
Utilities — 0.1%
EDP - Energias de Portugal	3,739	16,823

SINGAPORE — 1.6%
Communication Services — 0.2%
Sea ADR *	431	16,439
Singapore Telecommunications	8,290	14,888
		31,327
Financials — 0.8%
DBS Group Holdings	2,235	53,318
Oversea-Chinese Banking	4,894	47,206
United Overseas Bank	1,879	39,890
		140,414
Industrials — 0.3%
Grab Holdings, Cl A *	3,498	10,739
Jardine Cycle & Carriage	200	3,893
Keppel	2,300	12,323
Singapore Airlines	2,263	11,312
Singapore Technologies Engineering	2,128	5,939
		44,206
Information Technology — 0.2%
STMicroelectronics	836	37,146

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡	5,534	8,324
CapitaLand Investment	2,829	6,266
		14,590
TOTAL SINGAPORE		267,683

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 0.2%
Materials — 0.2%
Anglo American	1,647	$39,779

SPAIN — 2.4%
Communication Services — 0.2%
Cellnex Telecom	709	27,556

Consumer Discretionary — 0.6%
Amadeus IT Group	626	44,240
Industria de Diseno Textil	1,549	66,816
		111,056
Financials — 1.0%
Banco Bilbao Vizcaya Argentaria	7,283	68,637
Banco Santander	19,964	81,007
CaixaBank	4,809	20,655
		170,299
Utilities — 0.6%
EDP Renovaveis	354	5,787
Iberdrola	7,267	88,213
Naturgy Energy Group	210	5,703
		99,703
TOTAL SPAIN		408,614
SWEDEN — 3.5%
Communication Services — 0.0%
Telia	3,001	7,807

Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	913	13,032
Volvo Car, Cl B *	637	1,684
		14,716
Consumer Staples — 0.2%
Essity, Cl B	1,241	29,391

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.9%
EQT	427	$11,654
Industrivarden, Cl A	227	7,215
Industrivarden, Cl C	221	7,014
Investor, Cl B	2,199	52,334
L E Lundbergforetagen, Cl B	64	3,373
Skandinaviska Enskilda Banken, Cl A	1,998	28,648
Skandinaviska Enskilda Banken, Cl C	4	59
Svenska Handelsbanken, Cl A	1,855	20,207
Svenska Handelsbanken, Cl B	55	742
Swedbank, Cl A	1,112	22,902
		154,148
Industrials — 1.9%
Alfa Laval	461	17,137
Assa Abloy, Cl B	1,680	46,616
Atlas Copco, Cl A	4,415	71,338
Atlas Copco, Cl B	2,563	35,906
Epiroc, Cl A	1,045	18,655
Epiroc, Cl B	661	10,409
Investment Latour, Cl B	178	4,533
Nibe Industrier, Cl B	2,721	16,522
Sandvik	1,766	37,500
Volvo, Cl A	324	8,040
Volvo, Cl B	2,715	65,665
		332,321
Information Technology — 0.3%
Hexagon, Cl B	2,579	28,455
Telefonaktiebolaget LM Ericsson, Cl B	3,927	21,941
		50,396
Materials — 0.1%
Svenska Cellulosa, Cl B	752	10,339

TOTAL SWEDEN		599,118
SWITZERLAND — 4.6%

Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A	730	109,774

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.2%
UBS Group	3,727	$112,916
Zurich Insurance Group	179	91,623
		204,539
Health Care — 1.2%
Alcon	2,718	207,339

Industrials — 0.9%
ABB	2,749	117,574
Kuehne + Nagel International	90	30,824
		148,398
Materials — 0.7%
DSM-Firmenich	253	26,954
Givaudan	10	42,070
Sika	204	57,097
		126,121
TOTAL SWITZERLAND		796,171
UNITED KINGDOM — 8.5%
Communication Services — 0.2%
BT Group, Cl A	7,882	11,262
Vodafone Group	28,184	24,162
		35,424
Consumer Discretionary — 0.4%
Compass Group	2,462	68,285

Consumer Staples — 3.0%
Associated British Foods	732	21,822
Coca-Cola Europacific Partners	427	29,420
Diageo	4,466	162,683
Tesco	14,389	52,516
Unilever	5,027	246,270
		512,711
Energy — 0.7%
BP	20,860	122,846

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.5%
3i Group	1,232	$38,893
Barclays	17,563	33,195
HSBC Holdings	24,184	190,387
Legal & General Group	7,189	23,345
Lloyds Banking Group	81,051	43,902
London Stock Exchange Group	510	58,074
NatWest Group	6,773	19,424
Standard Chartered	2,957	22,548
		429,768
Industrials — 1.2%
Ashtead Group	765	50,677
CK Hutchison Holdings	4,420	22,843
RELX	3,289	136,625
		210,145
Utilities — 0.5%
National Grid	4,713	63,318
SSE	1,355	29,075
		92,393
TOTAL UNITED KINGDOM		1,471,572
UNITED STATES — 7.2%
Communication Services — 0.2%
Spotify Technology *	175	37,686

Consumer Discretionary — 0.4%
Stellantis	3,055	68,013

Consumer Staples — 0.3%
Haleon	12,567	51,451

Energy — 0.1%
Tenaris	567	9,063

Health Care — 3.8%
CSL	2,626	523,728
ICON *	455	118,696

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Inmode *	342	$8,102
		650,526
Industrials — 1.4%
Experian	1,553	65,184
Schneider Electric	912	181,191
		246,375
Information Technology — 0.2%
CyberArk Software *	51	11,908
Flex *	587	13,935
Monday.com *	33	6,931
		32,774
Materials — 0.8%
CRH	938	67,178
Holcim	662	51,056
James Hardie Industries *	567	21,818
		140,052
TOTAL UNITED STATES		1,235,940
TOTAL COMMON STOCK (Cost $15,484,054)		17,119,682

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (A)	76	7,492
Dr Ing hc F Porsche (A)	132	11,344
Volkswagen (A)	249	32,414
		51,250
Consumer Staples — 0.2%
Henkel & KGaA (A)	336	25,950
TOTAL GERMANY		77,200
TOTAL PREFERRED STOCK (Cost $88,775)		77,200

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Number of Rights	Value
RIGHT — 0.0%
Spain — 0.0%
Iberdrola# *	7,267	$1,501

TOTAL RIGHT (Cost $–)		1,501
TOTAL INVESTMENTS — 99.9% (Cost $15,572,829)		$17,198,383

Percentages are based on Net Assets of $17,223,001.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	There is currently no stated interest rate.

As of January 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.7%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	429	$734,366

CHINA — 1.1%
Consumer Discretionary — 0.7%
PDD Holdings ADR *	5,663	718,465

Information Technology — 0.4%
NXP Semiconductors	2,182	459,464

TOTAL CHINA		1,177,929
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding	743	646,276

UNITED KINGDOM — 0.5%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	3,982	274,360

Health Care — 0.3%
AstraZeneca ADR	4,963	330,734

TOTAL UNITED KINGDOM		605,094
UNITED STATES — 97.8%
Communication Services — 15.6%
Alphabet, Cl A *(A)	19,529	2,736,013
Alphabet, Cl C *(A)	18,892	2,678,885
Charter Communications, Cl A *	1,261	467,465
Comcast, Cl A	34,226	1,592,878
Electronic Arts	2,294	315,608
Meta Platforms, Cl A *(A)	11,653	4,546,301
Netflix *(A)	3,735	2,106,951
Sirius XM Holdings	32,720	166,545
Take-Two Interactive Software *	1,487	245,251
T-Mobile US	9,864	1,590,373
Trade Desk, Cl A *	3,804	260,308

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	20,784	$208,256
		16,914,834
Consumer Discretionary — 12.1%
Airbnb, Cl A *	3,681	530,580
Amazon.com *(A)	34,101	5,292,475
Booking Holdings *	297	1,041,719
DoorDash, Cl A *	3,219	335,420
Lululemon Athletica *	1,028	466,527
Marriott International, Cl A	2,488	596,448
O’Reilly Automotive *	505	516,640
Ross Stores	2,886	404,848
Starbucks	9,639	896,716
Tesla *(A)	15,879	2,973,978
		13,055,351
Consumer Staples — 6.6%
Costco Wholesale (A)	3,774	2,622,477
Dollar Tree *	1,857	242,561
Keurig Dr Pepper	11,826	371,810
Kraft Heinz	10,375	385,224
Mondelez International, Cl A	11,538	868,465
Monster Beverage *	8,810	484,726
PepsiCo	11,737	1,978,037
Walgreens Boots Alliance	7,363	166,183
		7,119,483
Energy — 0.4%
Baker Hughes, Cl A	8,576	244,416
Diamondback Energy	1,526	234,607
		479,023
Financials — 0.5%
PayPal Holdings *	9,189	563,745

Health Care — 6.5%
Amgen	4,562	1,433,654
Biogen *	1,235	304,625
Dexcom *	3,269	396,693

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	3,880	$284,637
Gilead Sciences	10,566	826,895
IDEXX Laboratories *	720	370,858
Illumina *	1,353	193,493
Intuitive Surgical *	2,987	1,129,743
Moderna *	3,250	328,412
Regeneron Pharmaceuticals *	911	858,873
Vertex Pharmaceuticals *	2,185	946,935
		7,074,818
Industrials — 4.9%
Automatic Data Processing	3,487	857,035
Cintas	862	521,140
Copart *	8,122	390,181
CSX	16,739	597,582
Fastenal	4,870	332,280
Honeywell International	5,616	1,135,892
Old Dominion Freight Line	930	363,649
PACCAR	4,426	444,326
Paychex	3,055	371,885
Verisk Analytics, Cl A	1,236	298,531
		5,312,501
Information Technology — 49.7%
Adobe *	3,881	2,397,604
Advanced Micro Devices *(A)	13,769	2,308,924
Analog Devices	4,207	809,259
ANSYS *	740	242,594
Apple (A)	51,323	9,463,961
Applied Materials	7,130	1,171,459
Atlassian, Cl A *	1,341	334,942
Autodesk *	1,809	459,142
Broadcom (A)	3,981	4,697,580
Cadence Design Systems *	2,305	664,900
CDW	1,130	256,194
Cisco Systems	34,675	1,739,991
Cognizant Technology Solutions, Cl A	4,274	329,611
Crowdstrike Holdings, Cl A *	1,928	563,940
Datadog, Cl A *	2,553	317,695

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	6,545	$422,087
GLOBALFOUNDRIES *	4,669	256,702
Intel	35,981	1,550,061
Intuit	2,386	1,506,353
KLA	1,152	684,334
Lam Research	1,117	921,715
Marvell Technology	7,305	494,548
Microchip Technology	4,687	399,239
Micron Technology	9,357	802,363
Microsoft (A)	24,526	9,751,047
MongoDB, Cl A *	615	246,320
NVIDIA (A)	8,151	5,015,066
ON Semiconductor *	3,671	261,118
Palo Alto Networks *	2,674	905,176
Qualcomm	9,486	1,408,766
Roper Technologies	904	485,448
Splunk *	1,474	226,067
Synopsys *	1,304	695,488
Texas Instruments	7,742	1,239,649
Workday, Cl A *	1,770	515,194
Zscaler *	1,253	295,295
		53,839,832
Real Estate — 0.3%
CoStar Group *	3,481	290,594

Utilities — 1.2%
American Electric Power	4,446	347,410
Constellation Energy	2,722	332,084
Exelon	8,484	295,328
Xcel Energy	4,703	281,569
		1,256,391
TOTAL UNITED STATES		105,906,572
TOTAL COMMON STOCK (Cost $89,184,249)		109,070,237
TOTAL INVESTMENTS — 100.7% (Cost $89,184,249)		$109,070,237

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

Value
WRITTEN OPTIONS — (0.8)% (Premiums Received $(1,150,856))	$(910,625)

Percentages are based on Net Assets of $108,273,059.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.8)%
Call Options
Nasdaq-100	(31)	$(53,125,444)	$17,100	02/16/24	$(910,625)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $54,193,659.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$109,070,237	$—	$—	$109,070,237
Total Investments in Securities	$109,070,237	$—	$—	$109,070,237

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(910,625)	$—	$—	$(910,625)
Total Other Financial Instruments	$(910,625)	$—	$—	$(910,625)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK(A) — 100.8%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	386	$81,280

UNITED STATES — 100.7%
Communication Services — 8.9%
Alphabet, Cl A *	9,169	1,284,577
Alphabet, Cl C *	7,718	1,094,413
AT&T	11,147	197,191
Charter Communications, Cl A *	150	55,607
Comcast, Cl A	6,191	288,129
Electronic Arts	373	51,317
Fox, Cl A	461	14,890
Fox, Cl B	222	6,662
Interpublic Group	660	21,773
Live Nation Entertainment *	219	19,458
Match Group *	458	17,578
Meta Platforms, Cl A *	3,438	1,341,301
Netflix *	679	383,031
News, Cl A	660	16,262
News, Cl B	220	5,625
Omnicom Group	312	28,199
Paramount Global, Cl B	845	12,329
Take-Two Interactive Software *	234	38,594
T-Mobile US	766	123,502
Verizon Communications	6,479	274,386
Walt Disney	2,868	275,471
Warner Bros Discovery *	3,202	32,084
		5,582,379
Consumer Discretionary — 10.4%
Airbnb, Cl A *	668	96,286
Amazon.com *	14,089	2,186,613
Aptiv *	441	35,867
AutoZone *	27	74,577
Bath & Body Works	270	11,518
Best Buy	334	24,212
Booking Holdings *	54	189,403
BorgWarner	435	14,746
Caesars Entertainment *	370	16,232

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
CarMax *	284	$20,215
Carnival *	1,576	26,130
Chipotle Mexican Grill, Cl A *	42	101,168
Darden Restaurants	190	30,890
Domino’s Pizza	57	24,295
DR Horton	452	64,595
eBay	728	29,899
Etsy *	217	14,444
Expedia Group *	195	28,924
Ford Motor	6,054	70,953
Garmin	258	30,828
General Motors	2,044	79,307
Genuine Parts	214	30,009
Hasbro	221	10,818
Hilton Worldwide Holdings	395	75,429
Home Depot	1,555	548,853
Las Vegas Sands	548	26,808
Lennar, Cl A	382	57,243
LKQ	442	20,628
Lowe’s	897	190,917
Lululemon Athletica *	174	78,965
Marriott International, Cl A	390	93,495
McDonald’s	1,127	329,895
MGM Resorts International	383	16,611
Mohawk Industries *	69	7,193
NIKE, Cl B	1,909	193,821
Norwegian Cruise Line Holdings *	650	11,570
NVR *	5	35,376
O’Reilly Automotive *	91	93,098
Pool	63	23,389
PulteGroup	345	36,073
Ralph Lauren, Cl A	48	6,896
Ross Stores	513	71,964
Royal Caribbean Cruises *	378	48,195
Starbucks	1,790	166,524
Tapestry	341	13,227
Tesla *	4,282	801,976
TJX	1,791	169,984
Tractor Supply	178	39,979

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	75	$37,654
VF	546	8,987
Whirlpool	73	7,995
Wynn Resorts	179	16,903
Yum! Brands	422	54,645
		6,496,222
Consumer Staples — 6.2%
Altria Group	2,736	109,768
Archer-Daniels-Midland	787	43,742
Brown-Forman, Cl B	286	15,701
Bunge Global	252	22,199
Campbell Soup	372	16,602
Church & Dwight	386	38,542
Clorox	169	24,547
Coca-Cola	6,021	358,189
Colgate-Palmolive	1,241	104,492
Conagra Brands	758	22,096
Constellation Brands, Cl A	250	61,270
Costco Wholesale	688	478,077
Dollar General	317	41,866
Dollar Tree *	323	42,190
Estee Lauder, Cl A	374	49,364
General Mills	934	60,626
Hershey	246	47,611
Hormel Foods	442	13,424
J M Smucker	184	24,205
Kellanova	440	24,094
Kenvue	2,651	55,035
Keurig Dr Pepper	1,538	48,355
Kimberly-Clark	523	63,267
Kraft Heinz	1,222	45,373
Kroger	1,041	48,032
Lamb Weston Holdings	222	22,742
McCormick	437	29,786
Molson Coors Beverage, Cl B	309	19,093
Mondelez International, Cl A	2,110	158,820
Monster Beverage *	1,131	62,228
PepsiCo	2,127	358,463

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Philip Morris International	2,429	$220,675
Procter & Gamble	3,654	574,190
Sysco	820	66,363
Target	714	99,303
Tyson Foods, Cl A	495	27,106
Walgreens Boots Alliance	1,227	27,693
Walmart	2,217	366,359
		3,891,488
Energy — 3.8%
APA	492	15,414
Baker Hughes, Cl A	1,478	42,123
Chevron	2,715	400,272
ConocoPhillips	1,814	202,932
Coterra Energy	1,102	27,418
Devon Energy	1,025	43,071
Diamondback Energy	270	41,510
EOG Resources	887	100,932
EQT	496	17,558
Exxon Mobil	6,220	639,478
Halliburton	1,401	49,946
Hess	443	62,255
Kinder Morgan	2,970	50,252
Marathon Oil	870	19,880
Marathon Petroleum	565	93,564
Occidental Petroleum	1,027	59,124
ONEOK	939	64,087
Phillips 66	695	100,295
Pioneer Natural Resources	343	78,832
Schlumberger	2,200	107,140
Targa Resources	326	27,697
Valero Energy	549	76,256
Williams	1,967	68,176
		2,388,212
Financials — 13.2%
Aflac	786	66,291
Allstate	391	60,703
American Express	883	177,253

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American International Group	1,048	$72,847
Ameriprise Financial	150	58,025
Aon, Cl A	320	95,498
Arch Capital Group *	601	49,540
Arthur J Gallagher	322	74,756
Assurant	65	10,917
Bank of America	10,657	362,445
Bank of New York Mellon	1,126	62,448
Berkshire Hathaway, Cl B *	2,818	1,081,379
BlackRock, Cl A	217	168,025
Blackstone	1,120	139,384
Brown & Brown	329	25,517
Capital One Financial	564	76,321
Cboe Global Markets	141	25,923
Charles Schwab	2,299	144,653
Chubb	637	156,065
Cincinnati Financial	252	27,922
Citigroup	2,983	167,555
Citizens Financial Group	639	20,895
CME Group, Cl A	550	113,212
Comerica	220	11,568
Discover Financial Services	405	42,736
Everest Group	76	29,258
FactSet Research Systems	58	27,603
Fidelity National Information Services	946	58,898
Fifth Third Bancorp	1,131	38,725
Fiserv *	948	134,493
FleetCor Technologies *	91	26,384
Franklin Resources	440	11,717
Global Payments	422	56,223
Globe Life	132	16,212
Goldman Sachs Group	507	194,693
Hartford Financial Services Group	489	42,523
Huntington Bancshares	2,210	28,133
Intercontinental Exchange	906	115,361
Invesco	718	11,366
Jack Henry & Associates	109	18,076
JPMorgan Chase	4,487	782,353
KeyCorp	1,674	24,323

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	291	$21,202
M&T Bank	281	38,806
MarketAxess Holdings	61	13,756
Marsh & McLennan	760	147,318
Mastercard, Cl A	1,284	576,811
MetLife	931	64,537
Moody’s	244	95,658
Morgan Stanley	1,939	169,158
MSCI, Cl A	121	72,433
Nasdaq	481	27,787
Northern Trust	302	24,051
PayPal Holdings *	1,686	103,436
PNC Financial Services Group	598	90,424
Principal Financial Group	321	25,391
Progressive	896	159,712
Prudential Financial	524	54,983
Raymond James Financial	298	32,834
Regions Financial	1,547	28,883
S&P Global	503	225,520
State Street	475	35,088
Synchrony Financial	660	25,654
T Rowe Price Group	364	39,476
Travelers	340	71,862
Truist Financial	2,018	74,787
US Bancorp	2,362	98,118
Visa, Cl A	2,470	674,952
W R Berkley	341	27,921
Wells Fargo	5,645	283,266
Willis Towers Watson	169	41,625
Zions Bancorp	225	9,428
		8,263,096
Health Care — 12.9%
Abbott Laboratories	2,697	305,166
AbbVie	2,731	448,976
Agilent Technologies	475	61,798
Align Technology *	105	28,069
Amgen	833	261,779
Baxter International	773	29,907

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Becton Dickinson	461	$110,092
Biogen *	237	58,459
Bio-Rad Laboratories, Cl A *	34	10,910
Bio-Techne	234	16,455
Boston Scientific *	2,238	141,576
Bristol-Myers Squibb	3,109	151,937
Cardinal Health	373	40,728
Catalent *	285	14,717
Cencora	259	60,264
Centene *	787	59,269
Charles River Laboratories International *	81	17,519
Cigna Group	448	134,826
Cooper	76	28,350
CVS Health	1,995	148,368
Danaher	1,007	241,589
DaVita *	68	7,355
DENTSPLY SIRONA	313	10,877
Dexcom *	572	69,412
Edwards Lifesciences *	940	73,762
Elevance Health	362	178,625
Eli Lilly	1,233	796,037
GE HealthCare Technologies	628	46,070
Gilead Sciences	1,934	151,355
HCA Healthcare	306	93,299
Henry Schein *	222	16,615
Hologic *	393	29,255
Humana	189	71,453
IDEXX Laboratories *	119	61,295
Illumina *	261	37,326
Incyte *	309	18,160
Insulet *	84	16,033
Intuitive Surgical *	530	200,457
IQVIA Holdings *	283	58,929
Johnson & Johnson	3,742	594,604
Laboratory Corp of America Holdings	140	31,122
McKesson	211	105,477
Medtronic	2,060	180,332
Merck	3,928	474,424
Mettler-Toledo International *	33	39,507

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	522	$52,748
Molina Healthcare *	94	33,505
Pfizer	8,854	239,766
Quest Diagnostics	154	19,778
Regeneron Pharmaceuticals *	159	149,902
ResMed	226	42,985
Revvity	218	23,365
STERIS PLC	156	34,156
Stryker	532	178,475
Teleflex	75	18,212
Thermo Fisher Scientific	601	323,927
UnitedHealth Group	1,430	731,788
Universal Health Services, Cl B	91	14,452
Vertex Pharmaceuticals *	398	172,485
Viatris	1,818	21,398
Waters *	96	30,500
West Pharmaceutical Services	111	41,406
Zimmer Biomet Holdings	323	40,569
Zoetis, Cl A	706	132,594
		8,034,546
Industrials — 8.6%
3M	857	80,858
A O Smith	220	17,074
Allegion	127	15,734
American Airlines Group *	1,089	15,496
AMETEK	369	59,796
Automatic Data Processing	639	157,053
Axon Enterprise *	87	21,668
Boeing *	885	186,770
Broadridge Financial Solutions	190	38,798
Builders FirstSource *	171	29,708
Carrier Global	1,339	73,257
Caterpillar	778	233,641
CH Robinson Worldwide	141	11,857
Cintas	126	76,176
Copart *	1,324	63,605
CSX	3,097	110,563
Cummins	229	54,800

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dayforce *	255	$17,728
Deere	408	160,581
Delta Air Lines	921	36,048
Dover	197	29,507
Eaton	617	151,831
Emerson Electric	858	78,704
Equifax	195	47,646
Expeditors International of Washington	202	25,519
Fastenal	912	62,226
FedEx	350	84,451
Fortive	567	44,328
Generac Holdings *	84	9,548
General Dynamics	341	90,362
General Electric	1,696	224,584
Honeywell International	1,032	208,732
Howmet Aerospace	660	37,132
Hubbell, Cl B	82	27,517
Huntington Ingalls Industries	63	16,312
IDEX	118	24,957
Illinois Tool Works	414	108,013
Ingersoll Rand	658	52,548
Jacobs Solutions	191	25,741
JB Hunt Transport Services	103	20,701
Johnson Controls International	1,107	58,328
L3Harris Technologies	298	62,109
Leidos Holdings	220	24,303
Lockheed Martin	342	146,858
Masco	384	25,839
Nordson	86	21,648
Norfolk Southern	340	79,982
Northrop Grumman	215	96,053
Old Dominion Freight Line	137	53,570
Otis Worldwide	602	53,241
PACCAR	805	80,814
Parker-Hannifin	192	89,184
Paychex	513	62,447
Paycom Software	78	14,839
Pentair	270	19,756
Quanta Services	225	43,661

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	315	$53,903
Robert Half	168	13,363
Rockwell Automation	184	46,604
Rollins	437	18,926
RTX	2,234	203,562
Snap-On	85	24,644
Southwest Airlines	1,013	30,279
Stanley Black & Decker	246	22,952
Textron	282	23,888
Trane Technologies	336	84,689
TransDigm Group	85	92,878
Uber Technologies *	3,156	205,992
Union Pacific	958	233,685
United Airlines Holdings *	511	21,145
United Parcel Service, Cl B	1,129	160,205
United Rentals	104	65,042
Veralto	343	26,305
Verisk Analytics, Cl A	231	55,793
Waste Management	561	104,138
Westinghouse Air Brake Technologies	294	38,682
WW Grainger	68	60,904
Xylem	380	42,727
		5,394,508
Information Technology — 29.7%
Accenture, Cl A	980	356,602
Adobe *	707	436,770
Advanced Micro Devices *	2,504	419,896
Akamai Technologies *	233	28,713
Amphenol, Cl A	959	96,955
Analog Devices	772	148,502
ANSYS *	117	38,356
Apple	22,655	4,177,582
Applied Materials	1,310	215,233
Arista Networks *	401	103,731
Autodesk *	318	80,712
Broadcom	681	803,580
Cadence Design Systems *	419	120,865
CDW	220	49,878

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	6,258	$314,026
Cognizant Technology Solutions, Cl A	774	59,691
Corning	1,103	35,836
Enphase Energy *	233	24,262
EPAM Systems *	93	25,864
F5 *	96	17,635
Fair Isaac *	38	45,556
First Solar *	165	24,139
Fortinet *	972	62,684
Gartner *	118	53,978
Gen Digital	756	17,751
Hewlett Packard Enterprise	2,062	31,528
HP	1,393	39,993
Intel	6,564	282,777
International Business Machines	1,421	260,981
Intuit	438	276,523
Jabil	174	21,800
Juniper Networks	547	20,217
Keysight Technologies *	292	44,752
KLA	206	122,372
Lam Research	206	169,985
Microchip Technology	826	70,359
Micron Technology	1,706	146,289
Microsoft	11,517	4,578,929
Monolithic Power Systems	74	44,601
Motorola Solutions	267	85,306
NetApp	348	30,346
NVIDIA	3,825	2,353,408
ON Semiconductor *	674	47,942
Oracle	2,472	276,122
Palo Alto Networks *	491	166,208
PTC *	184	33,240
Qorvo *	117	11,670
QUALCOMM	1,745	259,150
Roper Technologies	160	85,920
Salesforce *	1,513	425,289
Seagate Technology Holdings	274	23,476
ServiceNow *	318	243,397
Skyworks Solutions	267	27,891

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	236	$125,871
TE Connectivity	467	66,403
Teledyne Technologies *	76	31,804
Teradyne	265	25,596
Texas Instruments	1,409	225,609
Trimble *	438	22,277
Tyler Technologies *	67	28,324
VeriSign *	145	28,838
Western Digital *	451	25,820
Zebra Technologies, Cl A *	83	19,883
		18,539,693
Materials — 2.3%
Air Products & Chemicals	335	85,663
Albemarle	200	22,948
Amcor	2,296	21,651
Avery Dennison	125	24,931
Ball	533	29,555
Celanese, Cl A	147	21,505
CF Industries Holdings	306	23,106
Corteva	1,141	51,893
Dow	1,134	60,782
DuPont de Nemours	629	38,872
Eastman Chemical	146	12,198
Ecolab	402	79,685
FMC	220	12,364
Freeport-McMoRan	2,257	89,580
International Flavors & Fragrances	355	28,641
International Paper	493	17,664
Linde	758	306,861
LyondellBasell Industries, Cl A	374	35,201
Martin Marietta Materials	95	48,300
Mosaic	503	15,447
Newmont	1,788	61,704
Nucor	360	67,295
Packaging Corp of America	141	23,389
PPG Industries	382	53,877
Sherwin-Williams	359	109,273
Steel Dynamics	213	25,707

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vulcan Materials	204	$46,106
Westrock	441	17,755
		1,431,953
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	247	29,862
American Tower ‡	724	141,651
AvalonBay Communities ‡	205	36,697
Boston Properties ‡	221	14,697
Camden Property Trust ‡	163	15,296
CBRE Group, Cl A *	507	43,759
CoStar Group *	661	55,180
Crown Castle ‡	699	75,667
Digital Realty Trust ‡	490	68,825
Equinix ‡	139	115,338
Equity Residential ‡	558	33,586
Essex Property Trust ‡	103	24,027
Extra Space Storage ‡	299	43,188
Federal Realty Investment Trust ‡	106	10,783
Healthpeak Properties ‡	893	16,521
Host Hotels & Resorts ‡	933	17,932
Invitation Homes ‡	879	28,945
Iron Mountain ‡	488	32,950
Kimco Realty ‡	1,047	21,149
Mid-America Apartment Communities ‡	198	25,023
ProLogis ‡	1,431	181,293
Public Storage ‡	253	71,647
Realty Income ‡	1,079	58,687
Regency Centers ‡	222	13,913
SBA Communications, Cl A ‡	156	34,922
Simon Property Group ‡	524	72,632
UDR ‡	515	18,550
Ventas ‡	658	30,525
VICI Properties, Cl A ‡	1,558	46,927
Welltower ‡	807	69,814
Weyerhaeuser ‡	1,172	38,406
		1,488,392

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.3%
AES	1,193	$19,899
Alliant Energy	439	21,362
Ameren	438	30,472
American Electric Power	833	65,091
American Water Works	306	37,950
Atmos Energy	241	27,459
CenterPoint Energy	1,095	30,594
CMS Energy	491	28,066
Consolidated Edison	532	48,359
Constellation Energy	517	63,074
Dominion Energy	1,345	61,493
DTE Energy	342	36,054
Duke Energy	1,179	112,984
Edison International	547	36,912
Entergy	299	29,828
Evergy	351	17,820
Eversource Energy	481	26,080
Exelon	1,624	56,531
FirstEnergy	714	26,189
NextEra Energy	3,224	189,023
NiSource	661	17,166
NRG Energy	298	15,806
PG&E	3,208	54,119
Pinnacle West Capital	218	15,020
PPL	1,187	31,099
Public Service Enterprise Group	796	46,160
Sempra	973	69,628
Southern	1,683	117,002
WEC Energy Group	488	39,411
Xcel Energy	826	49,453
		1,420,104
TOTAL UNITED STATES		62,930,593
TOTAL COMMON STOCK (Cost $58,608,277)		63,011,873
TOTAL INVESTMENTS — 100.8% (Cost $58,608,277)		$63,011,873

Schedules of Investments	January 31, 2024 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

Value
WRITTEN OPTIONS— (0.9)%
(Premiums Received $(488,226))	$(561,600)

Percentages are based on Net Assets of $62,493,715.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
S&P 500 Index	(65)	$(31,496,725)	$4,800	02/16/24	$(561,600)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $34,152,351.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,011,873	$—	$—	$63,011,873
Total Investments in Securities	$63,011,873	$—	$—	$63,011,873

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(561,600)	$—	$—	$(561,600)
Total Other Financial Instruments	$(561,600)	$—	$—	$(561,600)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.5%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	6	$10,271

CHINA — 1.1%
Consumer Discretionary — 0.7%
PDD Holdings ADR *	83	10,530

Information Technology — 0.4%
NXP Semiconductors	32	6,738

TOTAL CHINA		17,268
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	11	9,568

UNITED KINGDOM — 0.5%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	56	3,859

Health Care — 0.3%
AstraZeneca ADR	72	4,798

TOTAL UNITED KINGDOM		8,657
UNITED STATES — 96.6%
Communication Services — 15.4%
Alphabet, Cl A *	284	39,788
Alphabet, Cl C *	275	38,995
Charter Communications, Cl A *	18	6,673
Comcast, Cl A	499	23,223
Electronic Arts	34	4,678
Meta Platforms, Cl A *	169	65,934
Netflix *	54	30,462
Sirius XM Holdings	468	2,382
Take-Two Interactive Software *	21	3,463
T-Mobile US	143	23,056
Trade Desk, Cl A *	55	3,764

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	295	$2,956
		245,374
Consumer Discretionary — 11.9%
Airbnb, Cl A *	54	7,784
Amazon.com *	496	76,979
Booking Holdings *	4	14,030
DoorDash, Cl A *	46	4,793
Lululemon Athletica *	15	6,807
Marriott International, Cl A	36	8,630
O’Reilly Automotive *	7	7,162
Ross Stores	42	5,892
Starbucks	141	13,117
Tesla *	231	43,264
		188,458
Consumer Staples — 6.5%
Costco Wholesale	55	38,218
Dollar Tree *	27	3,527
Keurig Dr Pepper	173	5,439
Kraft Heinz	152	5,644
Mondelez International, Cl A	169	12,721
Monster Beverage *	130	7,152
PepsiCo	170	28,650
Walgreens Boots Alliance	105	2,370
		103,721
Energy — 0.4%
Baker Hughes, Cl A	123	3,506
Diamondback Energy	22	3,382
		6,888
Financials — 0.5%
PayPal Holdings *	134	8,221

Health Care — 6.4%
Amgen	66	20,741
Biogen *	18	4,440
Dexcom *	48	5,825

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	55	$4,035
Gilead Sciences	155	12,130
IDEXX Laboratories *	10	5,151
Illumina *	19	2,717
Intuitive Surgical *	43	16,264
Moderna *	47	4,749
Regeneron Pharmaceuticals *	13	12,256
Vertex Pharmaceuticals *	32	13,868
		102,176
Industrials — 4.8%
Automatic Data Processing	51	12,535
Cintas	12	7,255
Copart *	119	5,717
CSX	245	8,746
Fastenal	70	4,776
Honeywell International	82	16,585
Old Dominion Freight Line	13	5,083
PACCAR	65	6,525
Paychex	44	5,356
Verisk Analytics, Cl A	18	4,348
		76,926
Information Technology — 49.2%
Adobe *	56	34,596
Advanced Micro Devices *	200	33,538
Analog Devices	61	11,734
ANSYS *	11	3,606
Apple	746	137,562
Applied Materials	103	16,923
Atlassian, Cl A *	19	4,746
Autodesk *	26	6,599
Broadcom	58	68,440
Cadence Design Systems *	34	9,808
CDW	17	3,854
Cisco Systems	505	25,341
Cognizant Technology Solutions, Cl A	61	4,704
Crowdstrike Holdings, Cl A *	28	8,190
Datadog, Cl A *	37	4,604

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	94	$6,062
GLOBALFOUNDRIES *	68	3,739
Intel	524	22,574
Intuit	35	22,096
KLA	17	10,099
Lam Research	16	13,203
Marvell Technology	107	7,244
Microchip Technology	67	5,707
Micron Technology	137	11,748
Microsoft	356	141,538
MongoDB, Cl A *	8	3,204
NVIDIA	119	73,217
ON Semiconductor *	53	3,770
Palo Alto Networks *	40	13,540
QUALCOMM	138	20,494
Roper Technologies	13	6,981
Splunk *	20	3,067
Synopsys *	19	10,134
Texas Instruments	113	18,094
Workday, Cl A *	26	7,568
Zscaler *	18	4,242
		782,566
Real Estate — 0.3%
CoStar Group *	50	4,174

Utilities — 1.2%
American Electric Power	65	5,079
Constellation Energy	40	4,880
Exelon	124	4,317
Xcel Energy	68	4,071
		18,347
TOTAL UNITED STATES		1,536,851
TOTAL COMMON STOCK (Cost $1,515,419)		1,582,615

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.3% (Cost $12,415)	$5,370

TOTAL INVESTMENTS — 99.8% (Cost $1,527,834)	$1,587,985

Percentages are based on Net Assets of $1,590,375.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Nasdaq-100® Reduced-Value Index	5	$1,713,725	$3,000	03/15/24	$5,370

*	Non-income producing security.

As of January 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 101.4%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	46	$78,743

CHINA — 1.1%
Consumer Discretionary — 0.7%
PDD Holdings ADR *	610	77,391

Information Technology — 0.4%
NXP Semiconductors	235	49,484

TOTAL CHINA		126,875
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	80	69,586

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	414	28,525

Health Care — 0.3%
AstraZeneca ADR	530	35,319

TOTAL UNITED KINGDOM		63,844
UNITED STATES — 98.4%
Communication Services — 15.7%
Alphabet, Cl A *	2,095	293,509
Alphabet, Cl C *	2,027	287,429
Charter Communications, Cl A *	135	50,046
Comcast, Cl A	3,670	170,802
Electronic Arts	249	34,257
Meta Platforms, Cl A *	1,251	488,065
Netflix *	400	225,644
Sirius XM Holdings	3,522	17,927
Take-Two Interactive Software *	154	25,399
T-Mobile US	1,057	170,420
Trade Desk, Cl A *	405	27,714

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	2,285	$22,896
		1,814,108
Consumer Discretionary — 12.1%
Airbnb, Cl A *	396	57,079
Amazon.com *	3,661	568,187
Booking Holdings *	31	108,732
DoorDash, Cl A *	337	35,115
Lululemon Athletica *	111	50,374
Marriott International, Cl A	268	64,248
O’Reilly Automotive *	54	55,245
Ross Stores	309	43,346
Starbucks	1,038	96,565
Tesla *	1,703	318,955
		1,397,846
Consumer Staples — 6.6%
Costco Wholesale	405	281,426
Dollar Tree *	202	26,385
Keurig Dr Pepper	1,272	39,992
Kraft Heinz	1,117	41,474
Mondelez International, Cl A	1,243	93,561
Monster Beverage *	948	52,159
PepsiCo	1,257	211,842
Walgreens Boots Alliance	791	17,853
		764,692
Energy — 0.5%
Baker Hughes, Cl A	929	26,477
Diamondback Energy	164	25,213
		51,690
Financials — 0.5%
PayPal Holdings *	983	60,307

Health Care — 6.6%
Amgen	489	153,673
Biogen *	132	32,559
Dexcom *	352	42,715

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	413	$30,298
Gilead Sciences	1,146	89,686
IDEXX Laboratories *	75	38,631
Illumina *	145	20,736
Intuitive Surgical *	322	121,787
Moderna *	346	34,963
Regeneron Pharmaceuticals *	97	91,450
Vertex Pharmaceuticals *	236	102,278
		758,776
Industrials — 4.9%
Automatic Data Processing	376	92,413
Cintas	92	55,620
Copart *	874	41,987
CSX	1,802	64,331
Fastenal	520	35,480
Honeywell International	602	121,761
Old Dominion Freight Line	99	38,711
PACCAR	476	47,786
Paychex	329	40,049
Verisk Analytics, Cl A	132	31,882
		570,020
Information Technology — 50.0%
Adobe *	416	256,997
Advanced Micro Devices *	1,477	247,678
Analog Devices	453	87,139
ANSYS *	80	26,226
Apple	5,509	1,015,860
Applied Materials	764	125,525
Atlassian, Cl A *	141	35,218
Autodesk *	195	49,493
Broadcom	427	503,860
Cadence Design Systems *	248	71,538
CDW	122	27,660
Cisco Systems	3,715	186,419
Cognizant Technology Solutions, Cl A	465	35,861
Crowdstrike Holdings, Cl A *	207	60,548
Datadog, Cl A *	275	34,221

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	698	$45,014
GLOBALFOUNDRIES *	497	27,325
Intel	3,854	166,030
Intuit	256	161,620
KLA	124	73,661
Lam Research	121	99,846
Marvell Technology	787	53,280
Microchip Technology	492	41,909
Micron Technology	1,007	86,350
Microsoft	2,633	1,046,828
MongoDB, Cl A *	65	26,034
NVIDIA	875	538,361
ON Semiconductor *	391	27,812
Palo Alto Networks *	289	97,829
QUALCOMM	1,017	151,035
Roper Technologies	97	52,089
Splunk *	152	23,312
Synopsys *	139	74,136
Texas Instruments	829	132,739
Workday, Cl A *	191	55,594
Zscaler *	135	31,815
		5,776,862
Real Estate — 0.3%
CoStar Group *	371	30,971

Utilities — 1.2%
American Electric Power	478	37,351
Constellation Energy	296	36,112
Exelon	905	31,503
Xcel Energy	502	30,055
		135,021
TOTAL UNITED STATES		11,360,293
TOTAL COMMON STOCK (Cost $9,765,539)		11,699,341

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.2% (Cost $44,603)	$29,230

TOTAL INVESTMENTS — 101.6% (Cost $9,810,142)	$11,728,571

WRITTEN OPTIONS — (1.8)% (Premiums Received $(269,588))	$(211,675)
Percentages are based on Net Assets of $11,542,984.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100	5	$8,568,620	$16,250	02/16/24	$17,575
Nasdaq-100® Reduced-Value Index	9	3,084,705	3,250	02/16/24	11,655
Total Purchased Options		$11,653,325			$29,230

WRITTEN OPTIONS — (1.8)%
Call Options
Nasdaq-100	(5)	$(8,568,620)	$17,100	02/16/24	$(146,875)
Nasdaq-100® Reduced-Value Index	(9)	(3,084,705)	3,400	02/16/24	(64,800)

Total Written Options		$(11,653,325)			$(211,675)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,426,238.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,699,341	$—	$—	$11,699,341
Purchased Options	29,230	—	—	29,230
Total Investments in Securities	$11,728,571	$—	$—	$11,728,571

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(211,675)	$—	$—	$(211,675)
Total Other Financial Instruments	$(211,675)	$—	$—	$(211,675)

Amounts designated as “—” are $0 or have been rounded to $0. See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	10	$17,118

CHINA — 1.1%
Consumer Discretionary — 0.7%
PDD Holdings ADR *	127	16,112

Information Technology — 0.4%
NXP Semiconductors	49	10,318

TOTAL CHINA		26,430
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	16	13,917

UNITED KINGDOM — 0.5%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	87	5,995

Health Care — 0.3%
AstraZeneca ADR	105	6,997

TOTAL UNITED KINGDOM		12,992
UNITED STATES — 96.9%
Communication Services — 15.5%
Alphabet, Cl A *	432	60,523
Alphabet, Cl C *	418	59,272
Charter Communications, Cl A *	28	10,380
Comcast, Cl A	762	35,464
Electronic Arts	50	6,879
Meta Platforms, Cl A *	258	100,656
Netflix *	83	46,821
Sirius XM Holdings	707	3,599
Take-Two Interactive Software *	33	5,443
T-Mobile US	219	35,309
Trade Desk, Cl A *	81	5,543

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	445	$4,459
		374,348
Consumer Discretionary — 12.0%
Airbnb, Cl A *	83	11,964
Amazon.com *	755	117,176
Booking Holdings *	7	24,552
DoorDash, Cl A *	71	7,398
Lululemon Athletica *	23	10,438
Marriott International, Cl A	56	13,425
O’Reilly Automotive *	11	11,254
Ross Stores	62	8,697
Starbucks	216	20,094
Tesla *	351	65,739
		290,737
Consumer Staples — 6.5%
Costco Wholesale	83	57,675
Dollar Tree *	41	5,356
Keurig Dr Pepper	257	8,080
Kraft Heinz	224	8,317
Mondelez International, Cl A	259	19,495
Monster Beverage *	192	10,564
PepsiCo	259	43,649
Walgreens Boots Alliance	158	3,566
		156,702
Energy — 0.4%
Baker Hughes, Cl A	186	5,301
Diamondback Energy	32	4,920
		10,221
Financials — 0.5%
PayPal Holdings *	200	12,270

Health Care — 6.5%
Amgen	101	31,740
Biogen *	28	6,906
Dexcom *	71	8,616

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	83	$6,089
Gilead Sciences	237	18,548
IDEXX Laboratories *	16	8,241
Illumina *	29	4,147
Intuitive Surgical *	66	24,963
Moderna *	69	6,972
Regeneron Pharmaceuticals *	20	18,856
Vertex Pharmaceuticals *	49	21,236
		156,314
Industrials — 4.8%
Automatic Data Processing	78	19,171
Cintas	19	11,487
Copart *	175	8,407
CSX	364	12,995
Fastenal	104	7,096
Honeywell International	125	25,282
Old Dominion Freight Line	20	7,820
PACCAR	100	10,039
Paychex	66	8,034
Verisk Analytics, Cl A	26	6,280
		116,611
Information Technology — 49.3%
Adobe *	86	53,129
Advanced Micro Devices *	306	51,313
Analog Devices	94	18,082
ANSYS *	16	5,245
Apple	1,136	209,478
Applied Materials	159	26,124
Atlassian, Cl A *	28	6,994
Autodesk *	41	10,406
Broadcom	88	103,840
Cadence Design Systems *	51	14,711
CDW	26	5,895
Cisco Systems	771	38,689
Cognizant Technology Solutions, Cl A	93	7,172
Crowdstrike Holdings, Cl A *	43	12,577
Datadog, Cl A *	58	7,217

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	144	$9,287
GLOBALFOUNDRIES *	100	5,498
Intel	800	34,464
Intuit	53	33,460
KLA	26	15,445
Lam Research	25	20,629
Marvell Technology	158	10,697
Microchip Technology	100	8,518
Micron Technology	210	18,007
Microsoft	543	215,886
MongoDB, Cl A *	13	5,207
NVIDIA	180	110,749
ON Semiconductor *	79	5,619
Palo Alto Networks *	59	19,972
Qualcomm	211	31,336
Roper Technologies	20	10,740
Splunk *	32	4,908
Synopsys *	29	15,467
Texas Instruments	172	27,541
Workday, Cl A *	40	11,643
Zscaler *	28	6,599
		1,192,544
Real Estate — 0.3%
CoStar Group *	75	6,261

Utilities — 1.1%
American Electric Power	100	7,814
Constellation Energy	59	7,198
Exelon	182	6,335
Xcel Energy	101	6,047
		27,394
TOTAL UNITED STATES		2,343,402
TOTAL COMMON STOCK (Cost $2,208,080)		2,413,859

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 0.5% (Cost $30,699)	$10,895

TOTAL INVESTMENTS — 100.3% (Cost $2,238,779)	$2,424,754

WRITTEN OPTIONS — (0.5)% (Premiums Received $(11,911))	$(11,085)

Percentages are based on Net Assets of $2,417,864.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
Put Options
Nasdaq-100	1	$1,713,724	$15,800	03/15/24	$7,245
Nasdaq-100® Reduced-Value Index	2	685,490	3,160	03/15/24	3,650
Total Purchased Options		$2,399,214			$10,895

WRITTEN OPTIONS — (0.5)%
Call Options
Nasdaq-100	(1)	$(1,713,724)	$18,300	03/15/24	$(6,285)
Nasdaq-100® Reduced-Value Index	(2)	(685,490)	3,600	03/15/24	(4,800)

Total Written Options		$(2,399,214)			$(11,085)

*	Non-income producing security.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,413,859	$—	$—	$2,413,859
Purchased Options	10,895	—	—	10,895
Total Investments in Securities	$2,424,754	$—	$—	$2,424,754

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(11,085)	$—	$—	$(11,085)
Total Other Financial Instruments	$(11,085)	$—	$—	$(11,085)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	17	$3,579

UNITED STATES — 99.6%
Communication Services — 8.9%
Alphabet, Cl A *	400	56,040
Alphabet, Cl C *	338	47,928
AT&T	499	8,827
Charter Communications, Cl A *	7	2,595
Comcast, Cl A	271	12,612
Electronic Arts	17	2,339
Fox, Cl A	19	614
Fox, Cl B	7	210
Interpublic Group	24	792
Live Nation Entertainment *	9	800
Match Group *	18	691
Meta Platforms, Cl A *	150	58,521
Netflix *	30	16,923
News, Cl A	21	518
News, Cl B	3	77
Omnicom Group	13	1,175
Paramount Global, Cl B	32	467
Take-Two Interactive Software *	11	1,814
T-Mobile US	35	5,643
Verizon Communications	284	12,027
Walt Disney	127	12,198
Warner Bros Discovery *	149	1,493
		244,304
Consumer Discretionary — 10.2%
Airbnb, Cl A *	29	4,180
Amazon.com *	615	95,448
Aptiv *	18	1,464
AutoZone *	1	2,762
Bath & Body Works	20	853
Best Buy	14	1,015
Booking Holdings *	2	7,015
BorgWarner	20	678
Caesars Entertainment *	15	658

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
CarMax *	10	$712
Carnival *	70	1,161
Chipotle Mexican Grill, Cl A *	2	4,818
Darden Restaurants	8	1,301
Domino’s Pizza	2	852
DR Horton	20	2,858
eBay	39	1,602
Etsy *	10	666
Expedia Group *	10	1,483
Ford Motor	263	3,082
Garmin	10	1,195
General Motors	97	3,764
Genuine Parts	9	1,262
Hasbro	7	343
Hilton Worldwide Holdings	18	3,437
Home Depot	68	24,001
Las Vegas Sands	20	978
Lennar, Cl A	16	2,398
LKQ	20	933
Lowe’s	40	8,514
Lululemon Athletica *	8	3,631
Marriott International, Cl A	18	4,315
McDonald’s	49	14,343
MGM Resorts International	21	911
Mohawk Industries *	4	417
NIKE, Cl B	82	8,325
Norwegian Cruise Line Holdings *	24	427
O’Reilly Automotive *	4	4,092
Pool	3	1,114
PulteGroup	13	1,359
Ralph Lauren, Cl A	3	431
Ross Stores	24	3,367
Royal Caribbean Cruises *	13	1,657
Starbucks	80	7,442
Tapestry	14	543
Tesla *	188	35,211
TJX	77	7,308
Tractor Supply	8	1,797
Ulta Beauty *	3	1,506

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VF	21	$346
Whirlpool	4	438
Wynn Resorts	6	567
Yum! Brands	19	2,460
		281,440
Consumer Staples — 6.2%
Altria Group	126	5,055
Archer-Daniels-Midland	36	2,001
Brown-Forman, Cl B	14	769
Bunge Global	11	969
Campbell Soup	14	625
Church & Dwight	15	1,498
Clorox	8	1,162
Coca-Cola	263	15,646
Colgate-Palmolive	57	4,799
Conagra Brands	30	875
Constellation Brands, Cl A	11	2,696
Costco Wholesale	30	20,846
Dollar General	14	1,849
Dollar Tree *	16	2,090
Estee Lauder, Cl A	15	1,980
General Mills	40	2,596
Hershey	10	1,935
Hormel Foods	19	577
J M Smucker	6	789
Kellanova	20	1,095
Kenvue	118	2,450
Keurig Dr Pepper	66	2,075
Kimberly-Clark	24	2,903
Kraft Heinz	56	2,079
Kroger	46	2,123
Lamb Weston Holdings	9	922
McCormick	16	1,091
Molson Coors Beverage, Cl B	13	803
Mondelez International, Cl A	96	7,226
Monster Beverage *	53	2,916
PepsiCo	93	15,673
Philip Morris International	108	9,812

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	159	$24,985
Sysco	36	2,914
Target	32	4,451
Tyson Foods, Cl A	19	1,040
Walgreens Boots Alliance	48	1,083
Walmart	97	16,029
		170,427
Energy — 3.8%
APA	21	658
Baker Hughes, Cl A	68	1,938
Chevron	119	17,544
ConocoPhillips	81	9,061
Coterra Energy	48	1,194
Devon Energy	46	1,933
Diamondback Energy	12	1,845
EOG Resources	40	4,552
EQT	25	885
Exxon Mobil	272	27,964
Halliburton	60	2,139
Hess	19	2,670
Kinder Morgan	130	2,200
Marathon Oil	43	983
Marathon Petroleum	27	4,471
Occidental Petroleum	45	2,591
ONEOK	40	2,730
Phillips 66	29	4,185
Pioneer Natural Resources	15	3,447
Schlumberger	98	4,773
Targa Resources	13	1,104
Valero Energy	22	3,056
Williams	85	2,946
		104,869
Financials — 13.1%
Aflac	38	3,205
Allstate	17	2,639
American Express	39	7,829
American International Group	47	3,267

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ameriprise Financial	7	$2,708
Aon, Cl A	14	4,178
Arch Capital Group *	26	2,143
Arthur J Gallagher	14	3,250
Assurant	4	672
Bank of America	465	15,815
Bank of New York Mellon	50	2,773
Berkshire Hathaway, Cl B *	123	47,200
BlackRock, Cl A	9	6,969
Blackstone	48	5,974
Brown & Brown	14	1,086
Capital One Financial	25	3,383
Cboe Global Markets	6	1,103
Charles Schwab	102	6,418
Chubb	28	6,860
Cincinnati Financial	11	1,219
Citigroup	129	7,246
Citizens Financial Group	30	981
CME Group, Cl A	24	4,940
Comerica	8	421
Discover Financial Services	18	1,899
Everest Group	3	1,155
FactSet Research Systems	2	952
Fidelity National Information Services	41	2,553
Fifth Third Bancorp	45	1,541
Fiserv *	41	5,817
FleetCor Technologies *	5	1,450
Franklin Resources	17	453
Global Payments	18	2,398
Globe Life	5	614
Goldman Sachs Group	22	8,448
Hartford Financial Services Group	20	1,739
Huntington Bancshares	96	1,222
Intercontinental Exchange	37	4,711
Invesco	32	507
Jack Henry & Associates	5	829
JPMorgan Chase	195	34,000
KeyCorp	62	901
Loews	13	947

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
M&T Bank	11	$1,519
MarketAxess Holdings	3	677
Marsh & McLennan	34	6,591
Mastercard, Cl A	56	25,157
MetLife	46	3,189
Moody’s	11	4,312
Morgan Stanley	85	7,415
MSCI, Cl A	5	2,993
Nasdaq	21	1,213
Northern Trust	15	1,195
PayPal Holdings *	73	4,479
PNC Financial Services Group	27	4,083
Principal Financial Group	14	1,107
Progressive	40	7,130
Prudential Financial	24	2,518
Raymond James Financial	14	1,542
Regions Financial	63	1,176
S&P Global	22	9,864
State Street	20	1,477
Synchrony Financial	30	1,166
T Rowe Price Group	16	1,735
Travelers	15	3,170
Truist Financial	91	3,372
US Bancorp	106	4,403
Visa, Cl A	108	29,512
W R Berkley	15	1,228
Wells Fargo	245	12,294
Willis Towers Watson	6	1,478
Zions Bancorp	9	377
		360,787
Health Care — 12.8%
Abbott Laboratories	117	13,239
AbbVie	119	19,564
Agilent Technologies	20	2,602
Align Technology *	5	1,337
Amgen	36	11,313
Baxter International	35	1,354
Becton Dickinson	20	4,776

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen *	10	$2,467
Bio-Rad Laboratories, Cl A *	1	321
Bio-Techne	10	703
Boston Scientific *	99	6,263
Bristol-Myers Squibb	137	6,695
Cardinal Health	17	1,856
Catalent *	12	620
Cencora	11	2,559
Centene *	39	2,937
Charles River Laboratories International *	4	865
Cigna Group	20	6,019
Cooper	3	1,119
CVS Health	87	6,470
Danaher	45	10,796
DaVita *	4	433
Dentsply Sirona	14	487
Dexcom *	26	3,155
Edwards Lifesciences *	43	3,374
Elevance Health	16	7,895
Eli Lilly	54	34,863
GE HealthCare Technologies	27	1,981
Gilead Sciences	87	6,809
HCA Healthcare	14	4,269
Henry Schein *	8	599
Hologic *	16	1,191
Humana	8	3,024
IDEXX Laboratories *	5	2,575
Illumina *	10	1,430
Incyte *	13	764
Insulet *	6	1,145
Intuitive Surgical *	24	9,077
IQVIA Holdings *	12	2,499
Johnson & Johnson	163	25,901
Laboratory Corp of America Holdings	5	1,112
McKesson	9	4,499
Medtronic	93	8,141
Merck	171	20,653
Mettler-Toledo International *	1	1,197
Moderna *	22	2,223

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Molina Healthcare *	4	$1,426
Pfizer	386	10,453
Quest Diagnostics	7	899
Regeneron Pharmaceuticals *	7	6,599
ResMed	10	1,902
Revvity	8	857
Steris	7	1,533
Stryker	23	7,716
Teleflex	4	971
Thermo Fisher Scientific	26	14,013
UnitedHealth Group	63	32,240
Universal Health Services, Cl B	4	635
Vertex Pharmaceuticals *	17	7,367
Viatris	79	930
Waters *	4	1,271
West Pharmaceutical Services	5	1,865
Zimmer Biomet Holdings	16	2,010
Zoetis, Cl A	31	5,822
		351,680
Industrials — 8.5%
3M	37	3,491
A O Smith	7	543
Allegion	4	496
American Airlines Group *	41	583
AMETEK	14	2,269
Automatic Data Processing	28	6,882
Axon Enterprise *	4	996
Boeing *	39	8,231
Broadridge Financial Solutions	7	1,429
Builders FirstSource *	8	1,390
Carrier Global	56	3,064
Caterpillar	34	10,211
CH Robinson Worldwide	7	589
Cintas	6	3,627
Copart *	58	2,786
CSX	139	4,962
Cummins	10	2,393
Dayforce *	10	695

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deere	18	$7,084
Delta Air Lines	44	1,722
Dover	9	1,348
Eaton	27	6,644
Emerson Electric	40	3,669
Equifax	7	1,710
Expeditors International of Washington	10	1,263
Fastenal	39	2,661
FedEx	15	3,619
Fortive	23	1,798
Generac Holdings *	5	568
General Dynamics	14	3,710
General Electric	74	9,799
Honeywell International	44	8,899
Howmet Aerospace	24	1,350
Hubbell, Cl B	3	1,007
Huntington Ingalls Industries	3	777
IDEX	5	1,058
Illinois Tool Works	19	4,957
Ingersoll Rand	26	2,076
Jacobs Solutions	10	1,348
JB Hunt Transport Services	6	1,206
Johnson Controls International	47	2,476
L3Harris Technologies	14	2,918
Leidos Holdings	9	994
Lockheed Martin	15	6,441
Masco	14	942
Nordson	3	755
Norfolk Southern	15	3,529
Northrop Grumman	9	4,021
Old Dominion Freight Line	6	2,346
Otis Worldwide	28	2,476
PACCAR	34	3,413
Parker-Hannifin	9	4,181
Paychex	22	2,678
Paycom Software	4	761
Pentair	10	732
Quanta Services	9	1,747
Republic Services, Cl A	15	2,567

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Robert Half	6	$477
Rockwell Automation	7	1,773
Rollins	16	693
RTX	97	8,839
Snap-On	4	1,160
Southwest Airlines	40	1,196
Stanley Black & Decker	9	840
Textron	13	1,101
Trane Technologies	16	4,033
TransDigm Group	4	4,371
Uber Technologies *	138	9,007
Union Pacific	41	10,001
United Airlines Holdings *	20	828
United Parcel Service, Cl B	49	6,953
United Rentals	4	2,502
Veralto	15	1,150
Verisk Analytics, Cl A	10	2,415
Waste Management	25	4,641
Westinghouse Air Brake Technologies	13	1,710
WW Grainger	3	2,687
Xylem	15	1,687
		233,951
Information Technology — 29.3%
Accenture, Cl A	42	15,283
Adobe *	31	19,151
Advanced Micro Devices *	109	18,278
Akamai Technologies *	10	1,232
Amphenol, Cl A	40	4,044
Analog Devices	33	6,348
ANSYS *	5	1,639
Apple	988	182,187
Applied Materials	57	9,365
Arista Networks *	18	4,656
Autodesk *	14	3,553
Broadcom	30	35,400
Cadence Design Systems *	18	5,192
CDW	9	2,041
Cisco Systems	277	13,900

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A	36	$2,776
Corning	52	1,690
Enphase Energy *	10	1,041
EPAM Systems *	4	1,112
F5 *	4	735
Fair Isaac *	2	2,398
First Solar *	6	878
Fortinet *	46	2,967
Gartner *	5	2,287
Gen Digital	37	869
Hewlett Packard Enterprise	85	1,300
HP	58	1,665
Intel	287	12,364
International Business Machines	62	11,387
Intuit	19	11,995
Jabil	8	1,002
Juniper Networks	21	776
Keysight Technologies *	13	1,992
KLA	9	5,346
Lam Research	9	7,427
Microchip Technology	37	3,152
Micron Technology	74	6,346
Microsoft	503	199,983
Monolithic Power Systems	3	1,808
Motorola Solutions	11	3,515
NetApp	15	1,308
NVIDIA	167	102,750
ON Semiconductor *	29	2,063
Oracle	106	11,840
Palo Alto Networks *	21	7,109
PTC *	6	1,084
Qorvo *	5	499
Qualcomm	75	11,138
Roper Technologies	7	3,759
Salesforce *	66	18,552
Seagate Technology Holdings	13	1,114
ServiceNow *	14	10,716
Skyworks Solutions	10	1,045
Synopsys *	10	5,334

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TE Connectivity	22	$3,128
Teledyne Technologies *	3	1,255
Teradyne	10	966
Texas Instruments	61	9,767
Trimble *	20	1,017
Tyler Technologies *	3	1,268
VeriSign *	5	994
Western Digital *	20	1,145
Zebra Technologies, Cl A *	4	958
		807,889
Materials — 2.2%
Air Products & Chemicals	15	3,836
Albemarle	7	803
Amcor	99	934
Avery Dennison	4	798
Ball	21	1,164
Celanese, Cl A	5	731
CF Industries Holdings	13	982
Corteva	49	2,228
Dow	48	2,573
DuPont de Nemours	30	1,854
Eastman Chemical	10	835
Ecolab	16	3,172
FMC	10	562
Freeport-McMoRan	98	3,890
International Flavors & Fragrances	16	1,291
International Paper	23	824
Linde	33	13,359
LyondellBasell Industries, Cl A	17	1,600
Martin Marietta Materials	4	2,034
Mosaic	23	706
Newmont	79	2,726
Nucor	16	2,991
Packaging Corp of America	7	1,161
PPG Industries	15	2,116
Sherwin-Williams	15	4,566
Steel Dynamics	12	1,448
Vulcan Materials	10	2,260

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	15	$604
		62,048
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	10	1,209
American Tower ‡	31	6,065
AvalonBay Communities ‡	9	1,611
Boston Properties ‡	9	598
Camden Property Trust ‡	6	563
CBRE Group, Cl A *	20	1,726
CoStar Group *	27	2,254
Crown Castle ‡	30	3,247
Digital Realty Trust ‡	19	2,669
Equinix ‡	6	4,979
Equity Residential ‡	24	1,445
Essex Property Trust ‡	5	1,166
Extra Space Storage ‡	15	2,167
Federal Realty Investment Trust ‡	5	509
Healthpeak Properties ‡	34	629
Host Hotels & Resorts ‡	45	865
Invitation Homes ‡	38	1,251
Iron Mountain ‡	19	1,283
Kimco Realty ‡	41	828
Mid-America Apartment Communities ‡	6	758
ProLogis ‡	62	7,855
Public Storage ‡	10	2,832
Realty Income ‡	46	2,502
Regency Centers ‡	10	627
SBA Communications, Cl A ‡	6	1,343
Simon Property Group ‡	23	3,188
UDR ‡	20	720
Ventas ‡	26	1,206
VICI Properties, Cl A ‡	68	2,048
Welltower ‡	35	3,028
Weyerhaeuser ‡	50	1,639
		62,810
Utilities — 2.3%
AES	40	667

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Alliant Energy	20	$973
Ameren	20	1,391
American Electric Power	34	2,657
American Water Works	13	1,612
Atmos Energy	9	1,025
CenterPoint Energy	40	1,118
CMS Energy	19	1,086
Consolidated Edison	26	2,363
Constellation Energy	23	2,806
Dominion Energy	57	2,606
DTE Energy	14	1,476
Duke Energy	55	5,271
Edison International	25	1,687
Entergy	14	1,397
Evergy	14	711
Eversource Energy	25	1,356
Exelon	68	2,367
FirstEnergy	36	1,320
NextEra Energy	138	8,091
NiSource	25	649
NRG Energy	20	1,061
PG&E	138	2,328
Pinnacle West Capital	10	689
PPL	49	1,284
Public Service Enterprise Group	33	1,914
Sempra	44	3,149
Southern	76	5,284
WEC Energy Group	20	1,615
Xcel Energy	37	2,215
		62,168
TOTAL UNITED STATES		2,742,373
TOTAL COMMON STOCK (Cost $2,532,741)		2,745,952

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.1% (Cost $11,399)	$3,599

TOTAL INVESTMENTS — 99.8% (Cost $2,544,140)	$2,749,551

Percentages are based on Net Assets of $2,754,966.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index	6	$290,736	$426	03/15/24	$399
S&P 500 Index	5	2,422,825	4,255	03/15/24	3,200
Total Purchased Options		$2,713,561			$3,599

*	Non-income producing security.
‡	Real Estate Investment Trust

As of January 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 101.5%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	194	$40,850

UNITED STATES — 101.4%
Communication Services — 9.0%
Alphabet, Cl A *	4,474	626,807
Alphabet, Cl C *	3,767	534,161
AT&T	5,449	96,393
Charter Communications, Cl A *	75	27,803
Comcast, Cl A	3,045	141,714
Electronic Arts	185	25,452
Fox, Cl A	186	6,008
Fox, Cl B	87	2,611
Interpublic Group	286	9,435
Live Nation Entertainment *	115	10,218
Match Group *	209	8,021
Meta Platforms, Cl A *	1,680	655,435
Netflix *	332	187,285
News, Cl A	315	7,762
News, Cl B	79	2,020
Omnicom Group	148	13,376
Paramount Global, Cl B	330	4,815
Take-Two Interactive Software *	124	20,451
T-Mobile US	373	60,139
Verizon Communications	3,177	134,546
Walt Disney	1,388	133,317
Warner Bros Discovery *	1,702	17,054
		2,724,823
Consumer Discretionary — 10.4%
Airbnb, Cl A *	332	47,855
Amazon.com *	6,876	1,067,155
Aptiv *	213	17,323
AutoZone *	13	35,908
Bath & Body Works	190	8,105
Best Buy	152	11,018
Booking Holdings *	26	91,194
BorgWarner	177	6,000
Caesars Entertainment *	178	7,809

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
CarMax *	126	$8,969
Carnival *	755	12,518
Chipotle Mexican Grill, Cl A *	20	48,175
Darden Restaurants	92	14,957
Domino’s Pizza	24	10,229
DR Horton	213	30,440
eBay	407	16,716
Etsy *	92	6,124
Expedia Group *	102	15,130
Ford Motor	2,832	33,191
Garmin	117	13,980
General Motors	992	38,490
Genuine Parts	93	13,041
Hasbro	100	4,895
Hilton Worldwide Holdings	193	36,855
Home Depot	757	267,191
Las Vegas Sands	268	13,111
Lennar, Cl A	175	26,224
LKQ	202	9,427
Lowe’s	436	92,798
Lululemon Athletica *	88	39,936
Marriott International, Cl A	178	42,672
McDonald’s	547	160,118
MGM Resorts International	206	8,934
Mohawk Industries *	41	4,274
NIKE, Cl B	925	93,915
Norwegian Cruise Line Holdings *	307	5,465
NVR *	2	14,151
O’Reilly Automotive *	43	43,991
Pool	27	10,024
PulteGroup	163	17,043
Ralph Lauren, Cl A	31	4,454
Ross Stores	257	36,052
Royal Caribbean Cruises *	178	22,695
Starbucks	856	79,634
Tapestry	167	6,478
Tesla *	2,091	391,623
TJX	871	82,667
Tractor Supply	84	18,866

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	35	$17,572
VF	251	4,131
Whirlpool	34	3,724
Wynn Resorts	76	7,177
Yum! Brands	213	27,581
		3,148,005
Consumer Staples — 6.2%
Altria Group	1,345	53,961
Archer-Daniels-Midland	383	21,287
Brown-Forman, Cl B	139	7,631
Bunge Global	111	9,778
Campbell Soup	141	6,293
Church & Dwight	186	18,572
Clorox	99	14,380
Coca-Cola	2,944	175,138
Colgate-Palmolive	623	52,457
Conagra Brands	361	10,523
Constellation Brands, Cl A	124	30,390
Costco Wholesale	334	232,090
Dollar General	168	22,188
Dollar Tree *	143	18,679
Estee Lauder, Cl A	177	23,362
General Mills	440	28,560
Hershey	114	22,064
Hormel Foods	218	6,621
J M Smucker	81	10,655
Kellanova	193	10,569
Kenvue	1,334	27,694
Keurig Dr Pepper	779	24,492
Kimberly-Clark	257	31,089
Kraft Heinz	616	22,872
Kroger	500	23,070
Lamb Weston Holdings	118	12,088
McCormick	189	12,882
Molson Coors Beverage, Cl B	140	8,651
Mondelez International, Cl A	1,036	77,980
Monster Beverage *	562	30,921
PepsiCo	1,041	175,440

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Philip Morris International	1,172	$106,476
Procter & Gamble	1,782	280,023
Sysco	380	30,753
Target	348	48,400
Tyson Foods, Cl A	222	12,157
Walgreens Boots Alliance	537	12,120
Walmart	1,079	178,305
		1,890,611
Energy — 3.9%
APA	237	7,425
Baker Hughes, Cl A	783	22,316
Chevron	1,326	195,492
ConocoPhillips	897	100,347
Coterra Energy	566	14,082
Devon Energy	493	20,716
Diamondback Energy	139	21,370
EOG Resources	442	50,295
EQT	309	10,939
Exxon Mobil	3,029	311,412
Halliburton	691	24,634
Hess	210	29,511
Kinder Morgan	1,499	25,363
Marathon Oil	437	9,986
Marathon Petroleum	278	46,037
Occidental Petroleum	499	28,728
ONEOK	441	30,098
Phillips 66	320	46,179
Pioneer Natural Resources	176	40,450
Schlumberger	1,081	52,645
Targa Resources	169	14,358
Valero Energy	247	34,308
Williams	920	31,887
		1,168,578
Financials — 13.3%
Aflac	383	32,302
Allstate	199	30,895
American Express	433	86,920

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American International Group	502	$34,894
Ameriprise Financial	68	26,304
Aon, Cl A	152	45,361
Arch Capital Group *	291	23,987
Arthur J Gallagher	163	37,842
Assurant	35	5,878
Bank of America	5,207	177,090
Bank of New York Mellon	584	32,389
Berkshire Hathaway, Cl B *	1,377	528,410
BlackRock, Cl A	107	82,851
Blackstone	539	67,079
Brown & Brown	178	13,806
Capital One Financial	289	39,108
Cboe Global Markets	81	14,892
Charles Schwab	1,133	71,288
Chubb	311	76,195
Cincinnati Financial	118	13,074
Citigroup	1,457	81,840
Citizens Financial Group	376	12,295
CME Group, Cl A	275	56,606
Comerica	97	5,100
Discover Financial Services	168	17,727
Everest Group	32	12,319
FactSet Research Systems	28	13,326
Fidelity National Information Services	449	27,955
Fifth Third Bancorp	453	15,511
Fiserv *	446	63,274
FleetCor Technologies *	51	14,786
Franklin Resources	235	6,258
Global Payments	196	26,113
Globe Life	58	7,124
Goldman Sachs Group	249	95,619
Hartford Financial Services Group	233	20,262
Huntington Bancshares	1,143	14,550
Intercontinental Exchange	434	55,261
Invesco	327	5,176
Jack Henry & Associates	52	8,623
JPMorgan Chase	2,187	381,325
KeyCorp	708	10,287

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	139	$10,128
M&T Bank	112	15,467
MarketAxess Holdings	29	6,540
Marsh & McLennan	372	72,108
Mastercard, Cl A	626	281,218
MetLife	443	30,709
Moody’s	121	47,437
Morgan Stanley	948	82,704
MSCI, Cl A	56	33,523
Nasdaq	259	14,962
Northern Trust	157	12,503
PayPal Holdings *	819	50,246
PNC Financial Services Group	292	44,153
Principal Financial Group	174	13,763
Progressive	447	79,678
Prudential Financial	274	28,751
Raymond James Financial	142	15,646
Regions Financial	694	12,957
S&P Global	246	110,294
State Street	232	17,138
Synchrony Financial	309	12,011
T Rowe Price Group	168	18,220
Travelers	173	36,565
Truist Financial	1,007	37,319
US Bancorp	1,176	48,851
Visa, Cl A	1,207	329,825
W R Berkley	154	12,610
Wells Fargo	2,754	138,196
Willis Towers Watson	75	18,473
Zions Bancorp	108	4,525
		4,028,422
Health Care — 13.0%
Abbott Laboratories	1,314	148,679
AbbVie	1,334	219,310
Agilent Technologies	223	29,012
Align Technology *	53	14,168
Amgen	408	128,218
Baxter International	378	14,625

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Becton Dickinson	218	$52,061
Biogen *	104	25,653
Bio-Rad Laboratories, Cl A *	16	5,134
Bio-Techne	127	8,931
Boston Scientific *	1,115	70,535
Bristol-Myers Squibb	1,524	74,478
Cardinal Health	164	17,907
Catalent *	133	6,868
Cencora	127	29,550
Centene *	405	30,501
Charles River Laboratories International *	34	7,353
Cigna Group	220	66,209
Cooper	39	14,548
CVS Health	978	72,734
Danaher	496	118,995
DaVita *	43	4,651
Dentsply Sirona	160	5,560
Dexcom *	293	35,556
Edwards Lifesciences *	459	36,018
Elevance Health	175	86,352
Eli Lilly	604	389,948
GE HealthCare Technologies	296	21,715
Gilead Sciences	949	74,269
HCA Healthcare	144	43,906
Henry Schein *	104	7,783
Hologic *	191	14,218
Humana	94	35,538
IDEXX Laboratories *	61	31,420
Illumina *	121	17,304
Incyte *	138	8,110
Insulet *	54	10,307
Intuitive Surgical *	267	100,985
IQVIA Holdings *	139	28,944
Johnson & Johnson	1,819	289,039
Laboratory Corp of America Holdings	65	14,449
McKesson	103	51,489
Medtronic	1,012	88,590
Merck	1,916	231,414
Mettler-Toledo International *	16	19,155

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	259	$26,172
Molina Healthcare *	43	15,327
Pfizer	4,265	115,496
Quest Diagnostics	86	11,045
Regeneron Pharmaceuticals *	82	77,308
ResMed	112	21,302
Revvity	94	10,075
Steris	75	16,421
Stryker	259	86,889
Teleflex	32	7,771
Thermo Fisher Scientific	293	157,921
UnitedHealth Group	698	357,194
Universal Health Services, Cl B	46	7,305
Vertex Pharmaceuticals *	195	84,509
Viatris	908	10,687
Waters *	46	14,615
West Pharmaceutical Services	52	19,398
Zimmer Biomet Holdings	158	19,845
Zoetis, Cl A	347	65,170
		3,926,639
Industrials — 8.7%
3M	419	39,533
A O Smith	96	7,451
Allegion	57	7,062
American Airlines Group *	496	7,058
AMETEK	177	28,683
Automatic Data Processing	313	76,929
Axon Enterprise *	51	12,702
Boeing *	432	91,169
Broadridge Financial Solutions	90	18,378
Builders FirstSource *	84	14,593
Carrier Global	634	34,686
Caterpillar	382	114,718
CH Robinson Worldwide	97	8,157
Cintas	64	38,692
Copart *	673	32,331
CSX	1,503	53,657
Cummins	108	25,844

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dayforce *	121	$8,412
Deere	198	77,929
Delta Air Lines	486	19,022
Dover	110	16,476
Eaton	305	75,054
Emerson Electric	432	39,627
Equifax	94	22,968
Expeditors International of Washington	116	14,654
Fastenal	434	29,612
FedEx	175	42,226
Fortive	274	21,421
Generac Holdings *	43	4,888
General Dynamics	171	45,313
General Electric	818	108,320
Honeywell International	495	100,119
Howmet Aerospace	296	16,653
Hubbell, Cl B	40	13,423
Huntington Ingalls Industries	27	6,991
IDEX	59	12,479
Illinois Tool Works	206	53,745
Ingersoll Rand	312	24,916
Jacobs Solutions	96	12,938
JB Hunt Transport Services	60	12,059
Johnson Controls International	514	27,083
L3Harris Technologies	144	30,012
Leidos Holdings	111	12,262
Lockheed Martin	164	70,423
Masco	167	11,237
Nordson	36	9,062
Norfolk Southern	171	40,226
Northrop Grumman	109	48,697
Old Dominion Freight Line	67	26,198
Otis Worldwide	310	27,416
PACCAR	394	39,554
Parker-Hannifin	98	45,521
Paychex	245	29,824
Paycom Software	38	7,229
Pentair	123	9,000
Quanta Services	111	21,540

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	155	$26,524
Robert Half	83	6,602
Rockwell Automation	84	21,276
Rollins	190	8,229
RTX	1,080	98,410
Snap-On	36	10,437
Southwest Airlines	478	14,287
Stanley Black & Decker	119	11,103
Textron	147	12,452
Trane Technologies	165	41,588
TransDigm Group	41	44,800
Uber Technologies *	1,551	101,234
Union Pacific	461	112,452
United Airlines Holdings *	268	11,090
United Parcel Service, Cl B	549	77,903
United Rentals	51	31,895
Veralto	166	12,705
Verisk Analytics, Cl A	111	26,810
Waste Management	280	51,976
Westinghouse Air Brake Technologies	136	17,894
WW Grainger	33	29,556
Xylem	182	20,464
		2,635,859
Information Technology — 29.9%
Accenture, Cl A	477	173,571
Adobe *	344	212,516
Advanced Micro Devices *	1,223	205,085
Akamai Technologies *	114	14,048
Amphenol, Cl A	453	45,798
Analog Devices	369	70,981
ANSYS *	64	20,981
Apple	11,056	2,038,726
Applied Materials	630	103,509
Arista Networks *	182	47,080
Autodesk *	162	41,117
Broadcom	332	391,760
Cadence Design Systems *	205	59,134
CDW	102	23,126

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	3,076	$154,354
Cognizant Technology Solutions, Cl A	351	27,069
Corning	590	19,169
Enphase Energy *	89	9,268
EPAM Systems *	45	12,515
F5 *	41	7,532
Fair Isaac *	18	21,579
First Solar *	82	11,997
Fortinet *	482	31,084
Gartner *	56	25,617
Gen Digital	427	10,026
Hewlett Packard Enterprise	970	14,831
HP	657	18,863
Intel	3,199	137,813
International Business Machines	687	126,174
Intuit	212	133,842
Jabil	84	10,524
Juniper Networks	237	8,760
Keysight Technologies *	138	21,150
KLA	104	61,780
Lam Research	101	83,342
Microchip Technology	410	34,924
Micron Technology	835	71,601
Microsoft	5,619	2,234,002
Monolithic Power Systems	34	20,493
Motorola Solutions	122	38,979
NetApp	167	14,562
NVIDIA	1,868	1,149,324
ON Semiconductor *	332	23,615
Oracle	1,203	134,375
Palo Alto Networks *	234	79,211
PTC *	91	16,439
Qorvo *	73	7,281
Qualcomm	839	124,600
Roper Technologies	82	44,034
Salesforce *	737	207,163
Seagate Technology Holdings	145	12,424
ServiceNow *	156	119,402
Skyworks Solutions	120	12,535

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	117	$62,402
TE Connectivity	222	31,566
Teledyne Technologies *	35	14,647
Teradyne	116	11,205
Texas Instruments	684	109,522
Trimble *	184	9,358
Tyler Technologies *	31	13,105
VeriSign *	69	13,723
Western Digital *	253	14,484
Zebra Technologies, Cl A *	36	8,624
		9,028,321
Materials — 2.3%
Air Products & Chemicals	168	42,959
Albemarle	78	8,950
Amcor	1,142	10,769
Avery Dennison	64	12,765
Ball	235	13,031
Celanese, Cl A	57	8,339
CF Industries Holdings	143	10,798
Corteva	549	24,968
Dow	529	28,354
DuPont de Nemours	298	18,416
Eastman Chemical	92	7,687
Ecolab	195	38,653
FMC	99	5,564
Freeport-McMoRan	1,085	43,064
International Flavors & Fragrances	200	16,136
International Paper	258	9,244
Linde	366	148,168
LyondellBasell Industries, Cl A	193	18,165
Martin Marietta Materials	46	23,387
Mosaic	248	7,616
Newmont	870	30,024
Nucor	174	32,526
Packaging Corp of America	65	10,782
PPG Industries	180	25,387
Sherwin-Williams	178	54,180
Steel Dynamics	121	14,603

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vulcan Materials	102	$23,053
Westrock	193	7,770
		695,358
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	119	14,387
American Tower ‡	354	69,260
AvalonBay Communities ‡	109	19,512
Boston Properties ‡	110	7,315
Camden Property Trust ‡	82	7,695
CBRE Group, Cl A *	236	20,369
CoStar Group *	316	26,380
Crown Castle ‡	328	35,506
Digital Realty Trust ‡	227	31,884
Equinix ‡	67	55,595
Equity Residential ‡	261	15,710
Essex Property Trust ‡	50	11,664
Extra Space Storage ‡	160	23,110
Federal Realty Investment Trust ‡	50	5,087
Healthpeak Properties ‡	406	7,511
Host Hotels & Resorts ‡	523	10,052
Invitation Homes ‡	436	14,357
Iron Mountain ‡	230	15,530
Kimco Realty ‡	518	10,464
Mid-America Apartment Communities ‡	89	11,248
ProLogis ‡	702	88,936
Public Storage ‡	116	32,850
Realty Income ‡	552	30,023
Regency Centers ‡	120	7,520
SBA Communications, Cl A ‡	83	18,580
Simon Property Group ‡	248	34,375
UDR ‡	228	8,213
Ventas ‡	302	14,010
VICI Properties, Cl A ‡	782	23,554
Welltower ‡	420	36,334
Weyerhaeuser ‡	562	18,417
		725,448

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.3%
AES	491	$8,190
Alliant Energy	188	9,148
Ameren	196	13,636
American Electric Power	407	31,803
American Water Works	147	18,231
Atmos Energy	116	13,217
CenterPoint Energy	477	13,327
CMS Energy	230	13,147
Consolidated Edison	271	24,634
Constellation Energy	243	29,646
Dominion Energy	649	29,672
DTE Energy	155	16,340
Duke Energy	588	56,348
Edison International	290	19,569
Entergy	159	15,862
Evergy	173	8,783
Eversource Energy	232	12,579
Exelon	775	26,978
FirstEnergy	384	14,085
NextEra Energy	1,552	90,994
NiSource	313	8,129
NRG Energy	170	9,017
PG&E	1,613	27,211
Pinnacle West Capital	87	5,994
PPL	559	14,646
Public Service Enterprise Group	380	22,036
Sempra	477	34,134
Southern	824	57,285
WEC Energy Group	248	20,028
Xcel Energy	431	25,804
		690,473
TOTAL UNITED STATES		30,662,537
TOTAL COMMON STOCK (Cost $26,438,561)		30,703,387

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.1% (Cost $60,364)	$25,973

TOTAL INVESTMENTS — 101.6% (Cost $26,498,925)	$30,729,360

WRITTEN OPTIONS — (1.8)% (Premiums Received $(479,673))	$(547,127)

Percentages are based on Net Assets of $30,237,257.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index	13	$629,928	$456	02/16/24	$553
S&P 500 Index	62	30,043,030	4,560	02/16/24	25,420
Total Purchased Options		$30,672,958			$25,973

WRITTEN OPTIONS — (1.8)%
Call Options
Mini-SPX Index	(13)	$(629,928)	$480	02/16/24	$(11,447)
S&P 500 Index	(62)	(30,043,030)	4,800	02/16/24	(535,680)

Total Written Options		$(30,672,958)			$(547,127)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $30,703,336.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,703,387	$—	$—	$30,703,387
Purchased Options	25,973	—	—	25,973
Total Investments in Securities	$30,729,360	$—	$—	$30,729,360

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(547,127)	$—	$—	$(547,127)
Total Other Financial Instruments	$(547,127)	$—	$—	$(547,127)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	16	$3,369

UNITED STATES — 99.5%
Communication Services — 8.9%
Alphabet, Cl A *	360	50,436
Alphabet, Cl C *	303	42,965
AT&T	434	7,678
Charter Communications, Cl A *	6	2,224
Comcast, Cl A	245	11,402
Electronic Arts	15	2,064
Fox, Cl A	18	581
Fox, Cl B	9	270
Interpublic Group	27	891
Live Nation Entertainment *	9	800
Match Group *	17	653
Meta Platforms, Cl A *	135	52,669
Netflix *	27	15,231
News, Cl A	27	665
News, Cl B	9	230
Omnicom Group	13	1,175
Paramount Global, Cl B	36	525
Take-Two Interactive Software *	10	1,649
T-Mobile US	31	4,998
Verizon Communications	255	10,799
Walt Disney	111	10,662
Warner Bros Discovery *	142	1,423
		219,990

Consumer Discretionary — 10.2%
Airbnb, Cl A *	26	3,748
Amazon.com *	553	85,826
Aptiv *	17	1,383
AutoZone *	1	2,762
Bath & Body Works	7	299
Best Buy	11	797
Booking Holdings *	2	7,015
BorgWarner	9	305
Caesars Entertainment *	11	483

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
CarMax *	9	$641
Carnival *	67	1,111
Chipotle Mexican Grill, Cl A *	2	4,818
Darden Restaurants	7	1,138
Domino’s Pizza	2	852
DR Horton	18	2,572
eBay	33	1,355
Etsy *	9	599
Expedia Group *	9	1,335
Ford Motor	253	2,965
Garmin	9	1,075
General Motors	83	3,220
Genuine Parts	9	1,262
Hasbro	9	441
Hilton Worldwide Holdings	16	3,055
Home Depot	61	21,531
Las Vegas Sands	22	1,076
Lennar, Cl A	15	2,248
LKQ	18	840
Lowe’s	35	7,449
Lululemon Athletica *	7	3,177
Marriott International, Cl A	15	3,596
McDonald’s	44	12,880
MGM Resorts International	20	867
Mohawk Industries *	4	417
NIKE, Cl B	74	7,513
Norwegian Cruise Line Holdings *	17	303
O’Reilly Automotive *	4	4,092
Pool	2	742
PulteGroup	11	1,150
Ralph Lauren, Cl A	3	431
Ross Stores	20	2,806
Royal Caribbean Cruises *	13	1,657
Starbucks	69	6,419
Tapestry	18	698
Tesla *	168	31,465
TJX	69	6,549
Tractor Supply	7	1,572
Ulta Beauty *	3	1,506

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VF	18	$296
Whirlpool	5	548
Wynn Resorts	4	378
Yum! Brands	18	2,331
		253,594

Consumer Staples — 6.1%
Altria Group	112	4,493
Archer-Daniels-Midland	30	1,667
Brown-Forman, Cl B	9	494
Bunge Global	10	881
Campbell Soup	11	491
Church & Dwight	12	1,198
Clorox	6	871
Coca-Cola	240	14,278
Colgate-Palmolive	48	4,042
Conagra Brands	25	729
Constellation Brands, Cl A	11	2,696
Costco Wholesale	27	18,762
Dollar General	12	1,585
Dollar Tree *	14	1,829
Estee Lauder, Cl A	13	1,716
General Mills	36	2,337
Hershey	9	1,742
Hormel Foods	18	547
J M Smucker	6	789
Kellanova	18	986
Kenvue	107	2,221
Keurig Dr Pepper	52	1,635
Kimberly-Clark	21	2,540
Kraft Heinz	49	1,819
Kroger	45	2,076
Lamb Weston Holdings	9	922
McCormick	13	886
Molson Coors Beverage, Cl B	13	803
Mondelez International, Cl A	84	6,323
Monster Beverage *	44	2,421
PepsiCo	84	14,156
Philip Morris International	94	8,540

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	143	$22,471
Sysco	31	2,509
Target	29	4,033
Tyson Foods, Cl A	18	986
Walgreens Boots Alliance	45	1,016
Walmart	87	14,377
		151,867

Energy — 3.8%
APA	13	407
Baker Hughes, Cl A	65	1,852
Chevron	107	15,775
ConocoPhillips	72	8,055
Coterra Energy	54	1,344
Devon Energy	40	1,681
Diamondback Energy	12	1,845
EOG Resources	37	4,210
EQT	27	956
Exxon Mobil	245	25,188
Halliburton	54	1,925
Hess	18	2,530
Kinder Morgan	122	2,064
Marathon Oil	36	823
Marathon Petroleum	24	3,974
Occidental Petroleum	40	2,303
ONEOK	36	2,457
Phillips 66	27	3,896
Pioneer Natural Resources	14	3,218
Schlumberger	87	4,237
Targa Resources	13	1,104
Valero Energy	21	2,917
Williams	79	2,738
		95,499

Financials — 13.1%
Aflac	30	2,530
Allstate	14	2,174
American Express	36	7,227
American International Group	42	2,919

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ameriprise Financial	6	$2,321
Aon, Cl A	12	3,581
Arch Capital Group *	19	1,566
Arthur J Gallagher	14	3,250
Assurant	3	504
Bank of America	418	14,216
Bank of New York Mellon	47	2,607
Berkshire Hathaway, Cl B *	111	42,595
BlackRock, Cl A	8	6,194
Blackstone	43	5,351
Brown & Brown	17	1,319
Capital One Financial	24	3,248
Cboe Global Markets	7	1,287
Charles Schwab	90	5,663
Chubb	26	6,370
Cincinnati Financial	8	886
Citigroup	115	6,460
Citizens Financial Group	23	752
CME Group, Cl A	23	4,734
Comerica	3	158
Discover Financial Services	15	1,583
Everest Group	3	1,155
FactSet Research Systems	2	952
Fidelity National Information Services	35	2,179
Fifth Third Bancorp	45	1,541
Fiserv *	36	5,107
FleetCor Technologies *	4	1,160
Franklin Resources	20	533
Global Payments	18	2,398
Globe Life	6	737
Goldman Sachs Group	20	7,680
Hartford Financial Services Group	18	1,565
Huntington Bancshares	90	1,146
Intercontinental Exchange	35	4,457
Invesco	33	522
Jack Henry & Associates	3	497
JPMorgan Chase	177	30,862
KeyCorp	49	712
Loews	13	947

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
M&T Bank	10	$1,381
MarketAxess Holdings	2	451
Marsh & McLennan	31	6,009
Mastercard, Cl A	50	22,462
MetLife	41	2,842
Moody’s	9	3,528
Morgan Stanley	78	6,805
MSCI, Cl A	5	2,993
Nasdaq	22	1,271
Northern Trust	13	1,035
PayPal Holdings *	69	4,233
PNC Financial Services Group	24	3,629
Principal Financial Group	11	870
Progressive	37	6,595
Prudential Financial	22	2,308
Raymond James Financial	11	1,212
Regions Financial	49	915
S&P Global	20	8,967
State Street	18	1,330
Synchrony Financial	28	1,088
T Rowe Price Group	11	1,193
Travelers	13	2,748
Truist Financial	87	3,224
US Bancorp	88	3,656
Visa, Cl A	97	26,506
W R Berkley	12	983
Wells Fargo	221	11,090
Willis Towers Watson	6	1,478
Zions Bancorp	9	377
		324,824

Health Care — 12.7%
Abbott Laboratories	107	12,107
AbbVie	108	17,755
Agilent Technologies	17	2,212
Align Technology *	4	1,069
Amgen	32	10,056
Baxter International	33	1,277
Becton Dickinson	17	4,060

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen *	8	$1,973
Bio-Rad Laboratories, Cl A *	1	321
Bio-Techne	9	633
Boston Scientific *	86	5,440
Bristol-Myers Squibb	127	6,207
Cardinal Health	13	1,420
Catalent *	10	516
Cencora	9	2,094
Centene *	30	2,259
Charles River Laboratories International *	3	649
Cigna Group	18	5,417
Cooper	3	1,119
CVS Health	80	5,950
Danaher	40	9,596
DaVita *	5	541
Dentsply Sirona	19	660
Dexcom *	23	2,791
Edwards Lifesciences *	38	2,982
Elevance Health	14	6,908
Eli Lilly	48	30,989
GE HealthCare Technologies	21	1,541
Gilead Sciences	78	6,104
HCA Healthcare	12	3,659
Henry Schein *	9	674
Hologic *	13	968
Humana	7	2,646
IDEXX Laboratories *	5	2,575
Illumina *	11	1,573
Incyte *	13	764
Insulet *	5	954
Intuitive Surgical *	21	7,943
IQVIA Holdings *	12	2,499
Johnson & Johnson	146	23,199
Laboratory Corp of America Holdings	6	1,334
McKesson	8	3,999
Medtronic	82	7,178
Merck	155	18,721
Mettler-Toledo International *	1	1,197
Moderna *	21	2,122

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Molina Healthcare *	3	$1,069
Pfizer	343	9,289
Quest Diagnostics	6	771
Regeneron Pharmaceuticals *	6	5,657
ResMed	9	1,712
Revvity	7	750
Steris	6	1,314
Stryker	21	7,045
Teleflex	4	971
Thermo Fisher Scientific	23	12,397
UnitedHealth Group	56	28,657
Universal Health Services, Cl B	4	635
Vertex Pharmaceuticals *	16	6,934
Viatris	69	812
Waters *	4	1,271
West Pharmaceutical Services	4	1,492
Zimmer Biomet Holdings	13	1,633
Zoetis, Cl A	28	5,259
		314,319

Industrials — 8.6%
3M	34	3,208
A O Smith	4	310
Allegion	6	743
American Airlines Group *	46	655
AMETEK	15	2,431
Automatic Data Processing	26	6,390
Axon Enterprise *	4	996
Boeing *	34	7,175
Broadridge Financial Solutions	8	1,634
Builders FirstSource *	7	1,216
Carrier Global	47	2,571
Caterpillar	31	9,310
CH Robinson Worldwide	4	336
Cintas	5	3,023
Copart *	54	2,594
CSX	121	4,320
Cummins	8	1,914
Dayforce *	7	487

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deere	16	$6,297
Delta Air Lines	40	1,566
Dover	9	1,348
Eaton	25	6,152
Emerson Electric	36	3,302
Equifax	8	1,955
Expeditors International of Washington	9	1,137
Fastenal	36	2,456
FedEx	14	3,378
Fortive	24	1,876
Generac Holdings *	4	455
General Dynamics	14	3,710
General Electric	66	8,740
Honeywell International	40	8,090
Howmet Aerospace	27	1,519
Hubbell, Cl B	3	1,007
Huntington Ingalls Industries	2	518
IDEX	5	1,057
Illinois Tool Works	17	4,435
Ingersoll Rand	27	2,156
Jacobs Solutions	9	1,213
JB Hunt Transport Services	4	804
Johnson Controls International	45	2,371
L3Harris Technologies	12	2,501
Leidos Holdings	9	994
Lockheed Martin	13	5,582
Masco	10	673
Nordson	3	755
Norfolk Southern	13	3,058
Northrop Grumman	9	4,021
Old Dominion Freight Line	5	1,955
Otis Worldwide	27	2,388
PACCAR	29	2,911
Parker-Hannifin	8	3,716
Paychex	19	2,313
Paycom Software	3	571
Pentair	9	659
Quanta Services	9	1,746
Republic Services, Cl A	13	2,225

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Robert Half	6	$477
Rockwell Automation	7	1,773
Rollins	16	693
RTX	87	7,927
Snap-On	3	870
Southwest Airlines	36	1,076
Stanley Black & Decker	9	840
Textron	13	1,101
Trane Technologies	14	3,529
TransDigm Group	3	3,278
Uber Technologies *	125	8,159
Union Pacific	38	9,269
United Airlines Holdings *	18	745
United Parcel Service, Cl B	44	6,244
United Rentals	4	2,502
Veralto	13	1,023
Verisk Analytics, Cl A	8	1,932
Waste Management	22	4,084
Westinghouse Air Brake Technologies	11	1,447
WW Grainger	3	2,687
Xylem	15	1,687
		212,266

Information Technology — 29.2%
Accenture, Cl A	38	13,827
Adobe *	28	17,298
Advanced Micro Devices *	98	16,434
Akamai Technologies *	7	863
Amphenol, Cl A	35	3,539
Analog Devices	30	5,771
ANSYS *	5	1,639
Apple	889	163,932
Applied Materials	51	8,379
Arista Networks *	16	4,139
Autodesk *	14	3,553
Broadcom	27	31,860
Cadence Design Systems *	16	4,615
CDW	7	1,587
Cisco Systems	247	12,394

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A	33	$2,545
Corning	45	1,462
Enphase Energy *	9	937
EPAM Systems *	3	834
F5 *	4	735
Fair Isaac *	1	1,199
First Solar *	7	1,024
Fortinet *	40	2,580
Gartner *	5	2,287
Gen Digital	36	845
Hewlett Packard Enterprise	81	1,239
HP	52	1,493
Intel	260	11,201
International Business Machines	55	10,101
Intuit	17	10,733
Jabil	7	877
Juniper Networks	18	665
Keysight Technologies *	11	1,686
KLA	8	4,752
Lam Research	8	6,601
Microchip Technology	33	2,811
Micron Technology	69	5,917
Microsoft	452	179,706
Monolithic Power Systems	3	1,808
Motorola Solutions	10	3,195
NetApp	12	1,046
NVIDIA	150	92,291
ON Semiconductor *	28	1,992
Oracle	96	10,723
Palo Alto Networks *	18	6,093
PTC *	7	1,265
Qorvo *	4	399
Qualcomm	68	10,099
Roper Technologies	6	3,222
Salesforce *	59	16,584
Seagate Technology Holdings	11	942
ServiceNow *	12	9,185
Skyworks Solutions	9	940
Synopsys *	9	4,800

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TE Connectivity	20	$2,844
Teledyne Technologies *	3	1,255
Teradyne	9	869
Texas Instruments	55	8,807
Trimble *	18	915
Tyler Technologies *	2	846
VeriSign *	6	1,193
Western Digital *	18	1,031
Zebra Technologies, Cl A *	3	719
		725,123

Materials — 2.3%
Air Products & Chemicals	13	3,324
Albemarle	6	688
Amcor	71	670
Avery Dennison	5	997
Ball	16	887
Celanese, Cl A	7	1,024
CF Industries Holdings	10	755
Corteva	45	2,047
Dow	45	2,412
DuPont de Nemours	26	1,607
Eastman Chemical	9	752
Ecolab	15	2,973
FMC	9	506
Freeport-McMoRan	87	3,453
International Flavors & Fragrances	18	1,452
International Paper	21	752
Linde	29	11,740
LyondellBasell Industries, Cl A	15	1,412
Martin Marietta Materials	4	2,034
Mosaic	22	676
Newmont	71	2,450
Nucor	15	2,804
Packaging Corp of America	6	995
PPG Industries	13	1,834
Sherwin-Williams	14	4,261
Steel Dynamics	10	1,207
Vulcan Materials	9	2,034

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	18	$725
		56,471

Real Estate — 2.3%
Alexandria Real Estate Equities ‡	8	967
American Tower ‡	29	5,674
AvalonBay Communities ‡	8	1,432
Boston Properties ‡	5	333
Camden Property Trust ‡	4	375
CBRE Group, Cl A *	17	1,467
CoStar Group *	24	2,004
Crown Castle ‡	25	2,706
Digital Realty Trust ‡	18	2,528
Equinix ‡	6	4,979
Equity Residential ‡	22	1,324
Essex Property Trust ‡	4	933
Extra Space Storage ‡	14	2,022
Federal Realty Investment Trust ‡	3	305
Healthpeak Properties ‡	36	666
Host Hotels & Resorts ‡	45	865
Invitation Homes ‡	37	1,219
Iron Mountain ‡	18	1,215
Kimco Realty ‡	36	727
Mid-America Apartment Communities ‡	5	632
ProLogis ‡	56	7,095
Public Storage ‡	10	2,832
Realty Income ‡	40	2,176
Regency Centers ‡	9	564
SBA Communications, Cl A ‡	7	1,567
Simon Property Group ‡	20	2,772
UDR ‡	18	648
Ventas ‡	24	1,113
VICI Properties, Cl A ‡	64	1,928
Welltower ‡	32	2,768
Weyerhaeuser ‡	45	1,475
		57,311

Utilities — 2.3%
AES	46	767

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Alliant Energy	18	$876
Ameren	13	904
American Electric Power	33	2,579
American Water Works	12	1,488
Atmos Energy	7	798
CenterPoint Energy	33	922
CMS Energy	15	857
Consolidated Edison	22	2,000
Constellation Energy	19	2,318
Dominion Energy	53	2,423
DTE Energy	13	1,370
Duke Energy	47	4,504
Edison International	22	1,485
Entergy	14	1,397
Evergy	11	558
Eversource Energy	20	1,084
Exelon	61	2,123
FirstEnergy	36	1,321
NextEra Energy	124	7,270
NiSource	27	701
NRG Energy	13	689
PG&E	126	2,126
Pinnacle West Capital	9	620
PPL	45	1,179
Public Service Enterprise Group	32	1,856
Sempra	40	2,862
Southern	69	4,797
WEC Energy Group	22	1,777
Xcel Energy	36	2,155
		55,806
TOTAL UNITED STATES		2,467,070
TOTAL COMMON STOCK (Cost $2,308,026)		2,470,439

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 0.2%
(Cost $19,401)	$6,560

TOTAL INVESTMENTS — 99.8% (Cost $2,327,427)	$2,476,999

WRITTEN OPTIONS— (0.1)%
(Premiums Received $(1,879))	$(1,582)

Percentages are based on Net Assets of $2,480,856.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	9	$436,104	$449	03/15/24	$1,220
S&P 500 Index	4	1,938,260	4,490	03/15/24	5,340

Total Purchased Options		$2,374,364			$6,560

WRITTEN OPTIONS — (0.1)%
Call Options
Mini-SPX Index	(9)	$(436,104)	$520	03/15/24	$(302)
S&P 500 Index	(4)	(1,938,260)	5,200	03/15/24	(1,280)

Total Written Options		$(2,374,364)			$(1,582)

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,470,439	$—	$—	$2,470,439
Purchased Options	6,560	—	—	6,560
Total Investments in Securities	$2,476,999	$—	$—	$2,476,999

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,582)	$—	$—	$(1,582)
Total Other Financial Instruments	$(1,582)	$—	$—	$(1,582)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 9.9%
Materials — 9.9%
IGO	28,110	$140,481
Lynas Rare Earths *	44,383	172,516
Pilbara Minerals	103,890	243,803
Syrah Resources *	67,757	18,812

TOTAL AUSTRALIA		575,612
CANADA — 2.5%
Materials — 2.5%
HudBay Minerals	16,203	90,593
Lithium Americas *	5,918	25,957
Lithium Americas Argentina *	5,909	26,359

TOTAL CANADA		142,909
CHILE — 10.3%
Materials — 10.3%
Antofagasta	15,492	342,285
Lundin Mining	31,156	256,048

TOTAL CHILE		598,333
CHINA — 29.0%
Industrials — 5.0%
Eve Energy, Cl A	45,200	219,142
Fangda Carbon New Material, Cl A *	113,900	70,178
		289,320
Materials — 24.0%
China Nonferrous Mining	56,800	40,036
China Northern Rare Earth Group High-Tech, Cl A	93,200	219,303
China Rare Earth Resources And Technology, Cl A	27,600	92,337
GEM, Cl A	213,400	133,864
KBC, Cl A	5,122	32,730
MMG *	131,300	33,424
Nanjing Hanrui Cobalt, Cl A	10,300	30,942
Shenghe Resources Holding, Cl A	52,100	59,844
Sinofibers Technology, Cl A	14,800	43,119

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
South Manganese Investment *(A)	142,300	$4,505
Tongling Nonferrous Metals Group, Cl A	357,200	150,375
Weihai Guangwei Composites, Cl A	37,260	122,006
Western Mining, Cl A	69,300	137,369
Xiangtan Electrochemical Scientific, Cl A	18,600	21,106
Yunnan Chihong Zinc&Germanium, Cl A	135,000	87,695
Zhejiang Huayou Cobalt, Cl A	52,030	180,742
		1,389,397
TOTAL CHINA		1,678,717
FRANCE — 0.5%
Materials — 0.5%
Eramet	388	27,058

GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	2,861	18,289

INDONESIA — 1.3%
Materials — 1.3%
Nickel Industries	98,797	51,921
Vale Indonesia	100,742	24,707

TOTAL INDONESIA		76,628
JAPAN — 6.0%
Industrials — 0.3%
Nippon Carbon	647	19,874

Materials — 5.7%
Nippon Denko	10,299	20,503
Sumitomo Metal Mining	8,844	248,122
Tokai Carbon	8,592	61,394
		330,019
TOTAL JAPAN		349,893

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
JERSEY — 4.3%
Materials — 4.3%
Arcadium Lithium *	21,676	$105,996
Arcadium Lithium CDI *	27,888	143,427

TOTAL JERSEY		249,423
MEXICO — 5.1%
Materials — 5.1%
Southern Copper	3,587	294,493

NETHERLANDS — 0.5%
Materials — 0.5%
AMG Critical Materials	1,392	29,840

SOUTH AFRICA — 13.6%
Materials — 13.6%
African Rainbow Minerals	4,427	44,149
Anglo American	9,814	237,030
Anglo American Platinum	2,500	107,130
Impala Platinum Holdings	38,969	153,519
Northam Platinum Holdings	13,620	92,366
Sibanye Stillwater	126,371	155,460

TOTAL SOUTH AFRICA		789,654
SWEDEN — 4.6%
Materials — 4.6%
Boliden	9,855	264,155

UNITED STATES — 10.2%
Industrials — 0.2%
GrafTech International	9,355	12,442

Materials — 10.0%
Albemarle	1,603	183,928
Freeport-McMoRan	7,224	286,721

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
MP Materials *	6,909	$109,231
		579,880
TOTAL UNITED STATES		592,322
ZAMBIA — 1.7%
Materials — 1.7%
First Quantum Minerals	11,098	101,340

TOTAL COMMON STOCK (Cost $8,071,846)		5,788,666
TOTAL INVESTMENTS — 99.8% (Cost $8,071,846)		$5,788,666

Percentages are based on Net Assets of $5,798,514.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,784,161	$—	$4,505	$5,788,666
Total Investments in Securities	$5,784,161	$—	$4,505	$5,788,666

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.1%
UNITED STATES — 101.1%
Communication Services — 2.4%
Verizon Communications	14,696	$622,376
Walt Disney	14,696	1,411,551
		2,033,927
Consumer Discretionary — 13.1%
Home Depot	14,696	5,187,100
McDonald’s	14,696	4,301,813
NIKE, Cl B	14,696	1,492,085
		10,980,998
Consumer Staples — 7.1%
Coca-Cola	14,696	874,265
Procter & Gamble	14,696	2,309,329
Walgreens Boots Alliance	14,696	331,689
Walmart	14,696	2,428,514
		5,943,797
Energy — 2.6%
Chevron	14,696	2,166,631

Financials — 21.7%
American Express	14,696	2,950,075
Goldman Sachs Group	14,696	5,643,411
JPMorgan Chase	14,696	2,562,394
Travelers	14,696	3,106,147
Visa, Cl A	14,696	4,015,829
		18,277,856
Health Care — 19.3%
Amgen	14,696	4,618,365
Johnson & Johnson	14,696	2,335,194
Merck	14,696	1,774,983
UnitedHealth Group	14,696	7,520,531
		16,249,073
Industrials — 14.1%
3M	14,696	1,386,567
Boeing *	14,696	3,101,444

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	14,696	$4,413,356
Honeywell International	14,696	2,972,413
		11,873,780
Information Technology — 19.9%
Apple	14,696	2,709,942
Cisco Systems	14,696	737,445
Intel	14,696	633,104
International Business Machines	14,696	2,699,067
Microsoft	14,696	5,842,836
Salesforce *	14,696	4,130,899
		16,753,293
Materials — 0.9%
Dow	14,696	787,706

TOTAL UNITED STATES		85,067,061
TOTAL COMMON STOCK (Cost $72,058,155)		85,067,061
TOTAL INVESTMENTS — 101.1% (Cost $72,058,155)		$85,067,061

WRITTEN OPTIONS — (1.3)% (Premiums Received $(655,940))		$(1,086,638)

Percentages are based on Net Assets of $84,107,000.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.3)%
Call Options
Dow Jones Industrial Average	(2,229)	$(85,036,350)	$380	02/16/24	$(1,086,638)

*	Non-income producing security.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Dow 30 ® Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$85,067,061	$—	$—	$85,067,061
Total Investments in Securities	$85,067,061	$—	$—	$85,067,061

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,086,638)	$—	$—	$(1,086,638)
Total Other Financial Instruments	$(1,086,638)	$—	$—	$(1,086,638)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND(A) — 101.3%
Vanguard Russell 2000 ETF	111,143	$8,658,040

TOTAL EXCHANGE TRADED FUND (Cost $7,915,883)		8,658,040
TOTAL INVESTMENTS — 101.3% (Cost $7,915,883)		$8,658,040

WRITTEN OPTIONS — (1.4)% (Premiums Received $(103,279))		$(122,172)

Percentages are based on Net Assets of $8,549,519.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.4)%
Call Options
Cboe Mini-Russell 2000 Index	(12)	$(233,681)	$192	02/16/24	$(6,672)
Russell 2000 Index	(21)	(4,089,418)	1,920	02/16/24	(115,500)

Total Written Options		$(4,323,099)			$(122,172)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $6,802,851.

Schedules of Investments	January 31, 2024 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$8,658,040	$—	$—	$8,658,040
Total Investments in Securities	$8,658,040	$—	$—	$8,658,040

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(122,172)	$—	$—	$(122,172)
Total Other Financial Instruments	$(122,172)	$—	$—	$(122,172)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Financials Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND(A) — 53.8%
Financial Select Sector SPDR Fund	34,705	$1,345,166

TOTAL EXCHANGE TRADED FUND (Cost $1,222,059)		1,345,166

COMMON STOCK — 48.7%
UNITED STATES — 48.7%
Financials — 48.7%
Aflac	120	10,121
Allstate	60	9,315
American Express	131	26,297
American International Group	159	11,052
Ameriprise Financial	23	8,897
Aon, Cl A	46	13,728
Arch Capital Group *	85	7,007
Arthur J Gallagher	49	11,376
Assurant	12	2,015
Bank of America	1,568	53,328
Bank of New York Mellon	178	9,872
Berkshire Hathaway, Cl B *	414	158,868
BlackRock, Cl A	32	24,778
Blackstone	161	20,037
Brown & Brown	53	4,111
Capital One Financial	86	11,638
Cboe Global Markets	24	4,412
Charles Schwab	336	21,141
Chubb	93	22,785
Cincinnati Financial	36	3,989
Citigroup	434	24,378
Citizens Financial Group	103	3,368
CME Group, Cl A	82	16,879
Comerica	29	1,525
Discover Financial Services	57	6,015
Everest Group	10	3,850
FactSet Research Systems	8	3,807
Fidelity National Information Services	136	8,467
Fifth Third Bancorp	155	5,307
Fiserv *	136	19,294
FleetCor Technologies *	16	4,639
Franklin Resources	64	1,704

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Global Payments	60	$7,994
Globe Life	20	2,456
Goldman Sachs Group	74	28,417
Hartford Financial Services Group	68	5,913
Huntington Bancshares	325	4,137
Intercontinental Exchange	129	16,426
Invesco	102	1,615
Jack Henry & Associates	16	2,653
JPMorgan Chase	658	114,729
KeyCorp	207	3,008
Loews	43	3,133
M&T Bank	37	5,110
MarketAxess Holdings	9	2,030
Marsh & McLennan	112	21,710
Mastercard, Cl A	188	84,455
MetLife	140	9,705
Moody’s	36	14,114
Morgan Stanley	289	25,212
MSCI, Cl A	18	10,775
Nasdaq	77	4,448
Northern Trust	47	3,743
PayPal Holdings *	244	14,969
PNC Financial Services Group	91	13,760
Principal Financial Group	51	4,034
Progressive	132	23,529
Prudential Financial	81	8,499
Raymond James Financial	42	4,628
Regions Financial	211	3,939
S&P Global	74	33,178
State Street	69	5,097
Synchrony Financial	98	3,809
T Rowe Price Group	51	5,531
Travelers	51	10,779
Truist Financial	306	11,340
US Bancorp	356	14,788
Visa, Cl A	363	99,193
W R Berkley	46	3,767
Wells Fargo	829	41,599
Willis Towers Watson	24	5,911

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Zions Bancorp	34	$1,425

TOTAL UNITED STATES		1,215,558
TOTAL COMMON STOCK (Cost $1,069,453)		1,215,558
TOTAL INVESTMENTS — 102.5% (Cost $2,291,512)		$2,560,724

WRITTEN OPTIONS — (2.6)% (Premiums Received $(24,939))		$(64,350)

Percentages are based on Net Assets of $2,498,334.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.6)%
Call Options
The Financial Select Sector SPDR® Fund	(330)	$(1,279,080)	$37	02/16/24	$(64,350)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,279,080.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Financials Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,345,166	$—	$—	$1,345,166
Common Stock	1,215,558	—	—	1,215,558
Total Investments in Securities	$2,560,724	$—	$—	$2,560,724

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(64,350)	$—	$—	$(64,350)
Total Other Financial Instruments	$(64,350)	$—	$—	$(64,350)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND(A) — 55.4%
Health Care Select Sector SPDR Fund	10,868	$1,525,650
TOTAL EXCHANGE TRADED FUND (Cost $1,460,292)		1,525,650

COMMON STOCK — 45.7%
UNITED STATES — 45.7%
Health Care — 45.7%
Abbott Laboratories	420	47,523
AbbVie	428	70,363
Agilent Technologies	71	9,237
Align Technology *	17	4,544
Amgen	130	40,854
Baxter International	122	4,720
Becton Dickinson	70	16,717
Biogen *	35	8,633
Bio-Rad Laboratories, Cl A *	5	1,605
Bio-Techne	38	2,672
Boston Scientific *	355	22,457
Bristol-Myers Squibb	491	23,995
Cardinal Health	60	6,551
Catalent *	44	2,272
Cencora	40	9,307
Centene *	129	9,715
Charles River Laboratories International *	12	2,595
Cigna Group	71	21,367
Cooper	12	4,476
CVS Health	311	23,129
Danaher	159	38,146
DaVita *	11	1,190
Dentsply Sirona	51	1,772
Dexcom *	94	11,407
Edwards Lifesciences *	147	11,535
Elevance Health	57	28,126
Eli Lilly	193	124,603
GE HealthCare Technologies	95	6,969
Gilead Sciences	302	23,635
HCA Healthcare	48	14,635
Henry Schein *	32	2,395
Hologic *	59	4,392

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Humana	30	$11,342
IDEXX Laboratories *	20	10,302
Illumina *	38	5,434
Incyte *	44	2,586
Insulet *	17	3,245
Intuitive Surgical *	85	32,149
IQVIA Holdings *	44	9,162
Johnson & Johnson	583	92,639
Laboratory Corp of America Holdings	21	4,668
McKesson	32	15,997
Medtronic	322	28,188
Merck	614	74,159
Mettler-Toledo International *	5	5,986
Moderna *	80	8,084
Molina Healthcare *	14	4,990
Pfizer	1,368	37,045
Quest Diagnostics	27	3,468
Regeneron Pharmaceuticals *	26	24,512
ResMed	36	6,847
Revvity	30	3,215
Steris	24	5,255
Stryker	82	27,509
Teleflex	11	2,671
Thermo Fisher Scientific	94	50,664
UnitedHealth Group	224	114,630
Universal Health Services, Cl B	15	2,382
Vertex Pharmaceuticals *	62	26,870
Viatris	291	3,425
Waters *	14	4,448
West Pharmaceutical Services	18	6,715
Zimmer Biomet Holdings	51	6,406
Zoetis, Cl A	111	20,847

TOTAL UNITED STATES		1,257,377
TOTAL COMMON STOCK (Cost $1,210,812)		1,257,377
TOTAL INVESTMENTS — 101.1% (Cost $2,671,104)		$2,783,027

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Health Care Covered Call & Growth ETF

Value
WRITTEN OPTIONS — (1.2)% (Premiums Received $(26,925))	$(32,918)

Percentages are based on Net Assets of $2,751,509.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
The Health Care Select Sector SPDR® Fund	(99)	$(1,389,762)	$138	02/16/24	$(32,918)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,389,762.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,525,650	$—	$—	$1,525,650
Common Stock	1,257,377	—	—	1,257,377
Total Investments in Securities	$2,783,027	$—	$—	$2,783,027

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(32,918)	$—	$—	$(32,918)
Total Other Financial Instruments	$(32,918)	$—	$—	$(32,918)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND(A) — 55.7%
Technology Select Sector SPDR Fund	12,131	$2,398,056
TOTAL EXCHANGE TRADED FUND (Cost $1,708,702)		2,398,056

COMMON STOCK — 45.9%
CHINA — 0.3%
Information Technology — 0.3%
NXP Semiconductors	54	11,371

UNITED STATES — 45.6%
Information Technology — 45.6%
Accenture, Cl A	131	47,668
Adobe *	95	58,689
Advanced Micro Devices *	338	56,679
Akamai Technologies *	31	3,820
Amphenol, Cl A	125	12,637
Analog Devices	104	20,005
ANSYS *	18	5,901
Apple	2,191	404,020
Applied Materials	176	28,917
Arista Networks *	53	13,710
Autodesk *	44	11,168
Broadcom	89	105,020
Cadence Design Systems *	57	16,442
CDW	28	6,348
Cisco Systems	849	42,603
Cognizant Technology Solutions, Cl A	105	8,098
Corning	159	5,166
Enphase Energy *	28	2,916
EPAM Systems *	12	3,337
F5 *	12	2,204
Fair Isaac *	5	5,994
First Solar *	22	3,219
Fortinet *	133	8,577
Gartner *	16	7,319
Gen Digital	115	2,700
Hewlett Packard Enterprise	265	4,052
HP	180	5,168
Intel	883	38,040

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
International Business Machines	191	$35,079
Intuit	58	36,617
Jabil	26	3,258
Juniper Networks	65	2,402
Keysight Technologies *	37	5,671
KLA	28	16,633
Lam Research	27	22,280
Microchip Technology	113	9,625
Micron Technology	229	19,637
Microsoft	1,146	455,627
Monolithic Power Systems	10	6,027
Motorola Solutions	34	10,863
NetApp	43	3,750
NVIDIA	177	108,903
ON Semiconductor *	89	6,331
Oracle	333	37,196
Palo Alto Networks *	65	22,003
PTC *	25	4,516
Qorvo *	19	1,895
Qualcomm	233	34,603
Roper Technologies	23	12,351
Salesforce *	204	57,342
Seagate Technology Holdings	40	3,427
ServiceNow *	43	32,912
Skyworks Solutions	33	3,447
Synopsys *	31	16,534
TE Connectivity	65	9,242
Teledyne Technologies *	10	4,185
Teradyne	31	2,994
Texas Instruments	191	30,583
Trimble *	51	2,594
Tyler Technologies *	9	3,805
VeriSign *	18	3,580
Western Digital *	67	3,836

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zebra Technologies, Cl A *	11	$2,635

TOTAL UNITED STATES		1,962,800
TOTAL COMMON STOCK (Cost $1,402,959)		1,974,171
TOTAL INVESTMENTS — 101.6% (Cost $3,111,661)		$4,372,227

WRITTEN OPTIONS— (1.6)% (Premiums Received $(52,722))		$(69,930)

Percentages are based on Net Assets of $4,304,182.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.6)%
Call Options
The Technology Select Sector SPDR® Fund	(111)	$(2,194,248)	$194	02/16/24	$(69,930)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,194,248.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,398,056	$—	$—	$2,398,056
Common Stock	1,974,171	—	—	1,974,171
Total Investments in Securities	$4,372,227	$—	$—	$4,372,227

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(69,930)	$—	$—	$(69,930)
Total Other Financial Instruments	$(69,930)	$—	$—	$(69,930)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.5%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	9	$15,406

CHINA — 0.7%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	70	8,881

Information Technology — 0.4%
NXP Semiconductors	51	10,739

TOTAL CHINA		19,620
NETHERLANDS — 0.8%
Information Technology — 0.8%
ASML Holding, Cl G	26	22,615

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners	118	8,130

Health Care — 0.3%
AstraZeneca ADR	103	6,864

TOTAL UNITED KINGDOM		14,994
UNITED STATES — 98.8%
Communication Services — 13.1%
Alphabet, Cl A *	521	72,992
Alphabet, Cl C *	504	71,467
Charter Communications, Cl A *	23	8,526
Comcast, Cl A	664	30,903
Electronic Arts	70	9,631
Meta Platforms, Cl A *	115	44,866
Netflix *	101	56,975
Sirius XM Holdings	905	4,606
Take-Two Interactive Software *	41	6,762
T-Mobile US	174	28,054
Trade Desk, Cl A *	78	5,338

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	480	$4,810
		344,930
Consumer Discretionary — 9.6%
Airbnb, Cl A *	73	10,522
Amazon.com *	502	77,911
Booking Holdings *	7	24,552
DoorDash, Cl A *	66	6,877
Lululemon Athletica *	27	12,253
Marriott International, Cl A	53	12,706
O’Reilly Automotive *	16	16,369
Ross Stores	72	10,100
Starbucks	181	16,839
Tesla *	339	63,491
		251,620
Consumer Staples — 4.7%
Costco Wholesale	59	40,998
Dollar Tree *	43	5,617
Keurig Dr Pepper	229	7,200
Kraft Heinz	75	2,785
Mondelez International, Cl A	239	17,989
Monster Beverage *	78	4,291
PepsiCo	242	40,784
Walgreens Boots Alliance	203	4,582
		124,246
Financials — 0.5%
PayPal Holdings *	234	14,356

Health Care — 5.7%
Amgen	94	29,541
Biogen *	25	6,167
Dexcom *	63	7,645
GE HealthCare Technologies	40	2,934
Gilead Sciences	207	16,200
IDEXX Laboratories *	17	8,756
Illumina *	33	4,719
Intuitive Surgical *	65	24,584

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	64	$6,467
Regeneron Pharmaceuticals *	24	22,627
Vertex Pharmaceuticals *	44	19,069
		148,709
Industrials — 4.0%
Automatic Data Processing	105	25,807
Cintas	23	13,905
Copart *	225	10,809
CSX	349	12,459
Fastenal	87	5,936
Old Dominion Freight Line	25	9,775
PACCAR	81	8,132
Paychex	82	9,982
Verisk Analytics, Cl A	32	7,729
		104,534
Information Technology — 60.8%
Adobe *	120	74,134
Advanced Micro Devices *	396	66,405
ANSYS *	20	6,557
Apple	1,693	312,189
Applied Materials	224	36,803
Atlassian, Cl A *	30	7,493
Autodesk *	48	12,183
Broadcom	79	93,220
Cadence Design Systems *	74	21,346
CDW	41	9,296
Cisco Systems	1,040	52,187
Cognizant Technology Solutions, Cl A	124	9,563
Crowdstrike Holdings, Cl A *	37	10,822
Datadog, Cl A *	70	8,711
Fortinet *	158	10,189
GLOBALFOUNDRIES *	133	7,312
Intel	867	37,350
Intuit	60	37,880
KLA	30	17,821
Lam Research	34	28,056
Marvell Technology	195	13,202

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microchip Technology	44	$3,748
Micron Technology	232	19,894
Microsoft	881	350,268
MongoDB, Cl A *	15	6,008
NVIDIA	312	191,964
ON Semiconductor *	75	5,335
Palo Alto Networks *	81	27,419
Qualcomm	266	39,504
Roper Technologies	20	10,740
Splunk *	30	4,601
Synopsys *	38	20,267
Texas Instruments	172	27,541
Workday, Cl A *	46	13,389
Zscaler *	32	7,541
		1,600,938
Real Estate — 0.2%
CoStar Group *	74	6,178

Utilities — 0.2%
Exelon	169	5,883

TOTAL UNITED STATES		2,601,394
TOTAL COMMON STOCK (Cost $2,100,097)		2,674,029
TOTAL INVESTMENTS — 101.5% (Cost $2,100,097)		$2,674,029

WRITTEN OPTIONS— (1.7)%
(Premiums Received $(52,681))		$(43,775)

Percentages are based on Net Assets of $2,633,859.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.7)%
Call Options
Nasdaq-100	(1)	$(1,713,724)	$17,100	02/16/24	$(29,375)
Nasdaq-100® Reduced-Value Index	(2)	(685,490)	3,400	02/16/24	(14,400)

Total Written Options		$(2,399,214)			$(43,775)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,561,248.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,674,029	$—	$—	$2,674,029
Total Investments in Securities	$2,674,029	$—	$—	$2,674,029

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(43,775)	$—	$—	$(43,775)
Total Other Financial Instruments	$(43,775)	$—	$—	$(43,775)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 100.8%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	20	$4,212

UNITED STATES — 100.6%
Communication Services — 8.7%
Alphabet, Cl A *	447	62,625
Alphabet, Cl C *	376	53,317
AT&T	543	9,606
Charter Communications, Cl A *	7	2,595
Comcast, Cl A	304	14,148
Electronic Arts	19	2,614
Fox, Cl A	19	614
Fox, Cl B	9	270
Interpublic Group	29	957
Match Group *	22	844
Netflix *	33	18,615
News, Cl A	29	714
News, Cl B	5	128
Omnicom Group	15	1,356
Paramount Global, Cl B	41	598
Verizon Communications	319	13,510
Walt Disney	138	13,255
Warner Bros Discovery *	171	1,713
		197,479
Consumer Discretionary — 11.5%
Amazon.com *	688	106,778
Aptiv *	22	1,789
Best Buy	14	1,015
BorgWarner	18	610
Caesars Entertainment *	18	790
Darden Restaurants	9	1,463
eBay	39	1,602
Etsy *	9	599
Ford Motor	297	3,481
General Motors	106	4,113
Hasbro	9	440
Hilton Worldwide Holdings	20	3,819
Home Depot	76	26,825

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Las Vegas Sands	27	$1,321
Lowe’s	43	9,152
Marriott International, Cl A	19	4,555
McDonald’s	55	16,100
MGM Resorts International	20	867
Mohawk Industries *	4	417
NIKE, Cl B	92	9,341
Norwegian Cruise Line Holdings *	30	534
PulteGroup	16	1,673
Ralph Lauren, Cl A	3	431
Royal Caribbean Cruises *	18	2,295
Starbucks	87	8,094
Tapestry	18	698
Tesla *	209	39,144
TJX	86	8,162
Tractor Supply	8	1,797
VF	27	444
Whirlpool	4	438
Yum! Brands	21	2,719
		261,506
Consumer Staples — 6.0%
Archer-Daniels-Midland	41	2,279
Brown-Forman, Cl B	13	714
Campbell Soup	15	670
Coca-Cola	295	17,550
Colgate-Palmolive	61	5,136
Conagra Brands	36	1,049
Constellation Brands, Cl A	12	2,941
Dollar General	17	2,245
Dollar Tree *	16	2,090
Estee Lauder, Cl A	18	2,376
General Mills	45	2,921
Hershey	11	2,129
Hormel Foods	22	668
J M Smucker	7	921
Kellanova	20	1,095
Keurig Dr Pepper	78	2,452
Kraft Heinz	62	2,302

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kroger	51	$2,353
McCormick	19	1,295
Molson Coors Beverage, Cl B	14	865
Mondelez International, Cl A	102	7,678
PepsiCo	104	17,527
Procter & Gamble	179	28,128
Sysco	39	3,156
Target	35	4,868
Tyson Foods, Cl A	21	1,150
Walgreens Boots Alliance	55	1,241
Walmart	108	17,847
		135,646
Energy — 3.4%
APA	24	752
Baker Hughes, Cl A	78	2,223
Chevron	133	19,608
ConocoPhillips	89	9,957
Devon Energy	48	2,017
EOG Resources	45	5,121
EQT	30	1,062
Halliburton	71	2,531
Hess	21	2,951
Kinder Morgan	147	2,487
Marathon Oil	46	1,051
Marathon Petroleum	28	4,637
ONEOK	45	3,071
Phillips 66	32	4,618
Pioneer Natural Resources	18	4,137
Schlumberger	110	5,357
Valero Energy	26	3,611
Williams	94	3,258
		78,449
Financials — 12.9%
Aflac	40	3,374
Allstate	20	3,105
American Express	43	8,632
American International Group	52	3,615

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ameriprise Financial	7	$2,708
Arch Capital Group *	29	2,390
Arthur J Gallagher	16	3,715
Assurant	4	672
Bank of America	522	17,753
Bank of New York Mellon	58	3,217
BlackRock, Cl A	10	7,743
Capital One Financial	29	3,924
Cboe Global Markets	8	1,471
Charles Schwab	111	6,984
Chubb	30	7,350
Citigroup	145	8,145
CME Group, Cl A	27	5,558
Discover Financial Services	19	2,005
Everest Group	3	1,155
FactSet Research Systems	3	1,428
Fidelity National Information Services	46	2,864
Fifth Third Bancorp	52	1,780
Franklin Resources	22	586
Globe Life	7	860
Goldman Sachs Group	24	9,216
Hartford Financial Services Group	23	2,000
Intercontinental Exchange	44	5,603
Invesco	34	538
JPMorgan Chase	218	38,010
M&T Bank	13	1,795
MarketAxess Holdings	3	677
Mastercard, Cl A	62	27,852
MetLife	46	3,189
Moody’s	12	4,704
Morgan Stanley	95	8,288
MSCI, Cl A	6	3,592
Nasdaq	25	1,444
Northern Trust	16	1,274
PayPal Holdings *	80	4,908
PNC Financial Services Group	30	4,536
Principal Financial Group	17	1,345
Progressive	44	7,843
Prudential Financial	28	2,938

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	13	$1,432
Regions Financial	68	1,270
S&P Global	24	10,760
State Street	24	1,773
Synchrony Financial	31	1,205
T Rowe Price Group	17	1,844
Travelers	17	3,593
Truist Financial	103	3,817
Visa, Cl A	121	33,064
W R Berkley	16	1,310
Willis Towers Watson	8	1,970
		292,824
Health Care — 13.1%
Abbott Laboratories	132	14,936
AbbVie	134	22,030
Agilent Technologies	23	2,992
Amgen	40	12,570
Baxter International	39	1,509
Becton Dickinson	22	5,254
Biogen *	11	2,713
Bio-Rad Laboratories, Cl A *	1	321
Boston Scientific *	109	6,895
Bristol-Myers Squibb	152	7,428
Cardinal Health	18	1,965
Cencora	13	3,025
Centene *	39	2,937
Cigna Group	22	6,621
CVS Health	96	7,140
DaVita *	5	541
Edwards Lifesciences *	47	3,688
Elevance Health	18	8,882
Eli Lilly	60	38,737
Gilead Sciences	93	7,278
Henry Schein *	10	748
Hologic *	19	1,414
Humana	9	3,403
IDEXX Laboratories *	6	3,091
Illumina *	12	1,716

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Laboratory Corp of America Holdings	6	$1,334
Medtronic	101	8,842
Merck	191	23,069
Mettler-Toledo International *	2	2,394
Moderna *	25	2,526
Pfizer	429	11,617
Quest Diagnostics	9	1,156
Regeneron Pharmaceuticals *	8	7,542
Teleflex	4	971
Thermo Fisher Scientific	29	15,630
UnitedHealth Group	70	35,822
Vertex Pharmaceuticals *	19	8,234
Viatris	92	1,083
Waters *	4	1,271
Zimmer Biomet Holdings	16	2,010
Zoetis, Cl A	34	6,386
		297,721
Industrials — 6.8%
American Airlines Group *	50	711
Automatic Data Processing	31	7,619
Broadridge Financial Solutions	9	1,838
Carrier Global	65	3,556
Caterpillar	39	11,712
CH Robinson Worldwide	10	841
Cintas	6	3,627
CSX	150	5,355
Cummins	11	2,632
Deere	20	7,872
Dover	11	1,648
Eaton	30	7,382
Emerson Electric	43	3,944
Expeditors International of Washington	11	1,390
Fortive	28	2,189
Generac Holdings *	5	568
General Electric	83	10,991
IDEX	5	1,057
Illinois Tool Works	21	5,479
Ingersoll Rand	31	2,476

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	6	$1,206
Johnson Controls International	52	2,740
Nordson	4	1,007
Norfolk Southern	17	3,999
Otis Worldwide	32	2,830
PACCAR	40	4,016
Parker-Hannifin	10	4,645
Paychex	25	3,043
Pentair	13	951
Quanta Services	11	2,135
Republic Services, Cl A	16	2,738
Robert Half	9	716
Rockwell Automation	9	2,279
Stanley Black & Decker	12	1,120
Trane Technologies	17	4,285
Union Pacific	46	11,221
United Parcel Service, Cl B	55	7,804
United Rentals	5	3,127
Verisk Analytics, Cl A	11	2,657
Waste Management	28	5,198
Westinghouse Air Brake Technologies	13	1,710
Xylem	18	2,024
		154,338
Information Technology — 32.4%
Adobe *	34	21,005
Advanced Micro Devices *	122	20,458
Apple	1,106	203,946
Applied Materials	64	10,515
Arista Networks *	19	4,915
Autodesk *	16	4,061
Cisco Systems	307	15,405
Corning	59	1,917
F5 *	4	735
Fortinet *	50	3,225
Gen Digital	43	1,010
Hewlett Packard Enterprise	99	1,514
HP	67	1,924
Intel	321	13,829

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	21	$13,258
Juniper Networks	27	998
Keysight Technologies *	13	1,992
KLA	10	5,940
Lam Research	10	8,252
Micron Technology	82	7,032
Microsoft	562	223,440
Motorola Solutions	12	3,834
NVIDIA	187	115,055
ON Semiconductor *	33	2,347
Qualcomm	85	12,623
Salesforce *	74	20,801
Seagate Technology Holdings	15	1,285
TE Connectivity	23	3,270
Texas Instruments	69	11,048
Tyler Technologies *	3	1,268
Zebra Technologies, Cl A *	4	958
		737,860
Materials — 2.1%
Air Products & Chemicals	17	4,347
Albemarle	9	1,033
Amcor	113	1,065
Ball	24	1,331
CF Industries Holdings	14	1,057
Corteva	55	2,501
Dow	53	2,841
Ecolab	19	3,766
FMC	9	506
Freeport-McMoRan	111	4,405
International Flavors & Fragrances	20	1,614
International Paper	24	860
Linde	36	14,574
LyondellBasell Industries, Cl A	20	1,882
Mosaic	27	829
Newmont	84	2,899
PPG Industries	18	2,539
Westrock	19	765
		48,814

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	12	$1,451
American Tower ‡	35	6,848
AvalonBay Communities ‡	11	1,969
Boston Properties ‡	9	599
CBRE Group, Cl A *	24	2,072
Digital Realty Trust ‡	23	3,231
Equinix ‡	7	5,808
Equity Residential ‡	26	1,565
Essex Property Trust ‡	5	1,166
Extra Space Storage ‡	16	2,311
Federal Realty Investment Trust ‡	6	610
Healthpeak Properties ‡	40	740
Host Hotels & Resorts ‡	54	1,038
Iron Mountain ‡	22	1,485
Kimco Realty ‡	47	949
ProLogis ‡	69	8,742
Regency Centers ‡	14	877
SBA Communications, Cl A ‡	8	1,791
Simon Property Group ‡	25	3,465
UDR ‡	23	829
Ventas ‡	31	1,438
Welltower ‡	40	3,460
Weyerhaeuser ‡	56	1,835
		54,279
Utilities — 1.3%
American Water Works	15	1,860
CenterPoint Energy	45	1,257
Constellation Energy	25	3,050
Edison International	30	2,025
Entergy	16	1,596
Eversource Energy	27	1,464
Exelon	77	2,680
NextEra Energy	156	9,146
Public Service Enterprise Group	37	2,146

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sempra	49	$3,507
		28,731
TOTAL UNITED STATES		2,287,647
TOTAL COMMON STOCK (Cost $1,969,573)		2,291,859
TOTAL INVESTMENTS — 100.8% (Cost $1,969,573)		$2,291,859

WRITTEN OPTIONS — (1.0)% (Premiums Received $(23,430))		$(22,260)

Percentages are based on Net Assets of $2,273,174.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
S&P 500 ESG Index	(53)	$(2,271,792)	$430	02/16/24	$(22,260)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,291,203.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,291,859	$—	$—	$2,291,859
Total Investments in Securities	$2,291,859	$—	$—	$2,291,859

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(22,260)	$—	$—	$(22,260)
Total Other Financial Instruments	$(22,260)	$—	$—	$(22,260)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK(A) — 100.6%
UNITED STATES — 100.6%
Communication Services — 2.4%
Verizon Communications	467	$19,778
Walt Disney	467	44,855
		64,633
Consumer Discretionary — 13.0%
Home Depot	467	164,832
McDonald’s	467	136,700
NIKE, Cl B	467	47,415
		348,947
Consumer Staples — 7.0%
Coca-Cola	467	27,782
Procter & Gamble	467	73,384
Walgreens Boots Alliance	467	10,540
Walmart	467	77,172
		188,878
Energy — 2.6%
Chevron	467	68,850

Financials — 21.6%
American Express	467	93,746
Goldman Sachs Group	467	179,333
JPMorgan Chase	467	81,426
Travelers	467	98,705
Visa, Cl A	467	127,612
		580,822
Health Care — 19.2%
Amgen	467	146,760
Johnson & Johnson	467	74,206
Merck	467	56,404
UnitedHealth Group	467	238,983
		516,353
Industrials — 14.1%
3M	467	44,061
Boeing *	467	98,556

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	467	$140,245
Honeywell International	467	94,455
		377,317
Information Technology — 19.8%
Apple	467	86,115
Cisco Systems	467	23,434
Intel	467	20,118
International Business Machines	467	85,769
Microsoft	467	185,670
Salesforce *	467	131,269
		532,375
Materials — 0.9%
Dow	467	25,031

TOTAL UNITED STATES		2,703,206
TOTAL COMMON STOCK (Cost $2,510,291)		2,703,206
TOTAL INVESTMENTS — 100.6% (Cost $2,510,291)		$2,703,206

WRITTEN OPTIONS — (0.6)%
(Premiums Received $(10,294))		$(17,063)

Percentages are based on Net Assets of $2,688,043.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
Dow Jones Industrial Average	(35)	$(1,335,250)	$380	02/16/24	$(17,063)

Schedules of Investments	January 31, 2024 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,697,418.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,703,206	$—	$—	$2,703,206
Total Investments in Securities	$2,703,206	$—	$—	$2,703,206

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(17,063)	$—	$—	$(17,063)
Total Other Financial Instruments	$(17,063)	$—	$—	$(17,063)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X MSCI Emerging Markets Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND(A) — 102.0%
iShares Core MSCI Emerging Markets ETF (A)	35,841	$1,736,496

TOTAL EXCHANGE TRADED FUND (Cost $1,746,929)		1,736,496
TOTAL INVESTMENTS — 102.0% (Cost $1,746,929)		$1,736,496

WRITTEN OPTIONS — (2.1)% (Premiums Received $(32,619))		$(35,413)

Percentages are based on Net Assets of $1,703,013.

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.1)%
Call Options
iShares Core MSCI Emerging Markets ETF	(358)	$(1,734,510)	$48	02/16/24	$(35,413)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,734,510.

Schedules of Investments	January 31, 2024 (Unaudited)

Global X MSCI Emerging Markets Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,736,496	$—	$—	$1,736,496
Total Investments in Securities	$1,736,496	$—	$—	$1,736,496

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(35,413)	$—	$—	$(35,413)
Total Other Financial Instruments	$(35,413)	$—	$—	$(35,413)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2024 (Unaudited)

Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
Cl — Class
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
H15T5Y — Harmonized Index of Consumer Prices
ICE — Intercontinental Exchange
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
Ser — Series
SPDR — Standard & Poor’s Depository Receipt
TSFR3M — Term Secured Overnight Financing Rate 3 Month

GLX-QH-003-2500

Consolidated Schedule of Investments (Unaudited)	January 31, 2024

Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 79.4%

Global X 1-3 Month T-Bill ETF(A)	200,000	$5,026,000

Global X Blockchain ETF(A)	227,000	7,731,620
TOTAL EXCHANGE TRADED FUNDS (Cost $16,860,408)		12,757,620

	Face Amount
U.S TREASURY OBLIGATIONS — 13.8%
U.S. Treasury Bills
5.314%, 03/07/24^(B)(C)	$500,000	497,438
5.305%, 04/11/24^(B)(C)	750,000	742,392
5.301%, 04/23/24^(B)(C)	1,000,000	988,143
TOTAL U.S TREASURY OBLIGATIONS (Cost $2,227,942)		2,227,973
TOTAL INVESTMENTS — 93.2% (Cost $19,088,350)		$14,985,593

Percentages are based on Net Assets of $16,071,710.

A list of the futures contracts held by the Fund at January 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
CME Bitcoin^	39	Feb-2024	$7,903,260	$8,348,925	$445,665

^	Security, or a portion thereof, is held by the Global X Bitcoin Strategy Subsidiary I, as of January 31, 2024.
(A)	Affiliated investment.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	Security, or a portion thereof, has been pledged as collateral on futures contracts.

ETF — Exchange Traded Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2024

Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,757,620	$—	$—	$12,757,620
U.S Treasury Obligations	—	2,227,973	—	2,227,973
Total Investments in Securities	$12,757,620	$2,227,973	$—	$14,985,593

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$445,665	$—	$—	$445,665
Total Other Financial Instruments	$445,665	$—	$—	$445,665
*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a summary of the transactions with affiliates for the period ended January 31, 2024:

Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/24	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$4,064,788	$4,441,813	$(3,483,547)	$5,070	$(2,124)	$5,026,000	$72,689	$-
Global X Blockchain ETF
6,401,736	1,529,678	(3,960,630)	1,462,583	2,298,253	7,731,620	260,606	-
Totals:
$10,466,524	$5,971,491	$(7,444,177)	$1,467,653	$2,296,129	$12,757,620	$333,295	$-

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-010-0500